UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

November 30, 2015

Schedules of Investments

November 30, 2015

(unaudited)

Large Capitalization Growth Investments

Shares/Units	Security	Value
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 1.4%
215,630	Delphi Automotive PLC	$18,949,564

Distributors - 0.2%
77,087	LKQ Corp.*	2,273,296

Diversified Consumer Services - 0.1%
16,964	Bright Horizons Family Solutions Inc.*	1,125,222

Hotels, Restaurants & Leisure - 1.7%
1,726	Chipotle Mexican Grill Inc., Class A Shares*	1,000,303
17,304	Dunkin’ Brands Group Inc.	734,036
228,172	Hilton Worldwide Holdings Inc.	5,298,154
54,358	MGM Resorts International*	1,236,101
96,330	Starbucks Corp.	5,913,699
124,640	Yum! Brands Inc.	9,037,646

	Total Hotels, Restaurants & Leisure	23,219,939

Household Durables - 0.2%
23,177	Harman International Industries Inc.	2,390,939

Internet & Catalog Retail - 5.2%
46,772	Amazon.com Inc.*	31,094,026
18,789	Expedia Inc.	2,313,114
524,655	Liberty Interactive Corp. QVC Group, Class A Shares*	13,892,864
42,312	NetFlix Inc.*	5,218,339
7,613	Priceline Group Inc. (The)*	9,507,495
113,216	TripAdvisor Inc.*	9,325,602

	Total Internet & Catalog Retail	71,351,440

Leisure Products - 0.2%
44,038	Brunswick Corp.	2,317,720

Media - 2.9%
185,920	Comcast Corp., Class A Shares	11,315,091
83,479	Discovery Communications Inc., Class A Shares*(a)	2,599,536
149,656	Discovery Communications Inc., Class C Shares*	4,426,824
30,552	Imax Corp.*	1,157,310
305,650	Twenty-First Century Fox Inc., Class A Shares	9,019,732
98,890	Walt Disney Co. (The)	11,221,048

	Total Media	39,739,541

Multiline Retail - 1.0%
28,608	Dollar General Corp.	1,871,249
156,504	Dollar Tree Inc.*	11,809,792

	Total Multiline Retail	13,681,041

Specialty Retail - 5.5%
13,210	Advance Auto Parts Inc.	2,149,663
44,472	GNC Holdings Inc., Class A Shares	1,325,710
209,580	Home Depot Inc. (The)	28,058,571
115,240	L Brands Inc.	10,995,049
164,190	Lowe’s Cos., Inc.	12,576,954
8,830	O’Reilly Automotive Inc.*	2,329,972
58,614	Ross Stores Inc.	3,048,514
213,415	TJX Cos., Inc. (The)	15,067,099

	Total Specialty Retail	75,551,532

Textiles, Apparel & Luxury Goods - 2.0%
15,291	Carter’s Inc.	1,318,543
19,116	Lululemon Athletica Inc.*(a)	914,127
137,717	NIKE Inc., Class B Shares	18,217,205
106,190	V.F. Corp.	6,870,493

	Total Textiles, Apparel & Luxury Goods	27,320,368

	TOTAL CONSUMER DISCRETIONARY	277,920,602

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
CONSUMER STAPLES - 5.3%
Beverages - 2.5%
18,370	Brown-Forman Corp., Class B Shares	$1,883,660
178,280	Coca-Cola Enterprises Inc.	8,967,484
154,815	Constellation Brands Inc., Class A Shares	21,714,352
8,989	Monster Beverage Corp.*	1,389,789

	Total Beverages	33,955,285

Food & Staples Retailing - 2.7%
52,310	Costco Wholesale Corp.	8,443,880
176,810	Kroger Co. (The)	6,658,665
253,540	Walgreens Boots Alliance Inc.	21,304,966

	Total Food & Staples Retailing	36,407,511

Food Products - 0.1%
15,620	Hain Celestial Group Inc. (The)*	666,974
9,709	Mead Johnson Nutrition Co., Class A Shares	782,448

	Total Food Products	1,449,422

	TOTAL CONSUMER STAPLES	71,812,218

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
37,667	Carrizo Oil & Gas Inc.*	1,520,994
17,784	Continental Resources Inc.*	645,559
10,949	InterOil Corp.*(a)	426,573
272,950	Suncor Energy Inc.	7,533,420
124,550	Valero Energy Corp.	8,950,163

	TOTAL ENERGY	19,076,709

FINANCIALS - 6.8%
Banks - 0.3%
34,560	Citizens Financial Group Inc.	920,333
18,111	Signature Bank*	2,864,254

	Total Banks	3,784,587

Capital Markets - 1.6%
461,310	Charles Schwab Corp. (The)	15,550,760
91,092	E*Trade Financial Corp.*	2,771,930
47,422	Raymond James Financial Inc.	2,785,094
46,387	WisdomTree Investments Inc.	1,008,917

	Total Capital Markets	22,116,701

Consumer Finance - 0.6%
256,850	Synchrony Financial*	8,175,536

Diversified Financial Services - 2.1%
73,858	Intercontinental Exchange Inc.	19,191,263
81,800	McGraw Hill Financial Inc.	7,891,246
21,980	Nasdaq Inc.	1,288,467

	Total Diversified Financial Services	28,370,976

Insurance - 0.2%
28,289	Aon PLC	2,680,100

Real Estate Investment Trusts (REITs) - 2.0%
160,850	Crown Castle International Corp.	13,818,623
46,605	Equinix Inc.	13,818,383

	Total Real Estate Investment Trusts (REITs)	27,637,006

	TOTAL FINANCIALS	92,764,906

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
HEALTH CARE - 17.8%
Biotechnology - 6.5%
42,800	Alexion Pharmaceuticals Inc.*	$7,637,232
14,334	Alkermes PLC*	1,051,542
37,783	Biogen Inc.*	10,838,431
8,362	BioMarin Pharmaceutical Inc.*	797,484
385,499	Celgene Corp.*	42,192,866
32,898	Gilead Sciences Inc.	3,485,872
10,650	Incyte Corp.*	1,216,656
10,098	Medivation Inc.*	426,943
13,100	Regeneron Pharmaceuticals Inc.*	7,132,950
110,010	Vertex Pharmaceuticals Inc.*	14,230,894

	Total Biotechnology	89,010,870

Health Care Equipment & Supplies - 2.3%
62,675	Cooper Cos., Inc. (The)	9,166,218
8,168	CR Bard Inc.	1,525,946
59,212	DENTSPLY International Inc.	3,591,800
9,291	DexCom Inc.*	789,921
34,751	Hologic Inc.*	1,402,203
32,415	Sirona Dental Systems Inc.*	3,516,379
144,231	STERIS PLC(a)	11,016,364

	Total Health Care Equipment & Supplies	31,008,831

Health Care Providers & Services - 1.2%
25,404	HealthSouth Corp.	893,967
7,844	Humana Inc.	1,322,969
29,082	MEDNAX Inc.*	2,075,583
11,527	Molina Healthcare Inc.*	694,617
85,200	UnitedHealth Group Inc.	9,602,892
14,316	Universal Health Services Inc., Class B Shares	1,739,680

	Total Health Care Providers & Services	16,329,708

Health Care Technology - 0.1%
15,937	Cerner Corp.*	949,845

Life Sciences Tools & Services - 0.8%
5,586	Illumina Inc.*	1,027,265
37,193	PAREXEL International Corp.*	2,523,545
52,880	Thermo Fisher Scientific Inc.	7,318,592

	Total Life Sciences Tools & Services	10,869,402

Pharmaceuticals - 6.9%
62,920	Allergan PLC*	19,749,959
197,250	Bristol-Myers Squibb Co.	13,217,722
100,171	Jazz Pharmaceuticals PLC*	14,684,067
186,825	Novo Nordisk AS, ADR	10,269,770
17,268	Perrigo Co. PLC	2,579,667
294,240	Teva Pharmaceutical Industries Ltd., ADR	18,516,523
103,180	Valeant Pharmaceuticals International Inc.*	9,282,073
134,300	Zoetis Inc., Class A Shares	6,271,810

	Total Pharmaceuticals	94,571,591

	TOTAL HEALTH CARE	242,740,247

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.6%
178,710	Textron Inc.	7,625,556

Airlines - 1.6%
62,479	American Airlines Group Inc.	2,577,884
183,000	Delta Air Lines Inc.	8,502,180
200,984	United Continental Holdings Inc.*	11,200,838

	Total Airlines	22,280,902

Commercial Services & Supplies - 0.5%
26,701	Cintas Corp.	2,445,545
46,408	Copart Inc.*	1,831,724
34,341	KAR Auction Services Inc.	1,302,554
26,341	Waste Connections Inc.	1,435,584

	Total Commercial Services & Supplies	7,015,407

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
Industrial Conglomerates - 0.5%
61,200	Carlisle Cos., Inc.	$5,413,140
10,537	Roper Technologies Inc.	2,038,804

	Total Industrial Conglomerates	7,451,944

Machinery - 0.2%
32,820	Wabtec Corp.	2,629,538

Marine - 0.1%
18,860	Kirby Corp.*	1,218,356

Professional Services - 1.5%
11,570	CEB Inc.	894,014
19,777	Equifax Inc.	2,205,135
174,110	Nielsen Holdings PLC	8,127,455
118,900	Verisk Analytics Inc., Class A Shares*	8,911,555

	Total Professional Services	20,138,159

Road & Rail - 0.7%
26,288	J.B. Hunt Transport Services Inc.	2,056,773
84,370	Union Pacific Corp.	7,082,862

	Total Road & Rail	9,139,635

Trading Companies & Distributors - 0.1%
56,611	HD Supply Holdings Inc.*	1,790,606

	TOTAL INDUSTRIALS	79,290,103

INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 2.1%
69,446	Palo Alto Networks Inc.*	13,010,014
312,978	QUALCOMM Inc.	15,270,196

	Total Communications Equipment	28,280,210

Electronic Equipment, Instruments & Components - 0.1%
29,073	Amphenol Corp., Class A Shares	1,600,469

Internet Software & Services - 10.9%
127,828	Akamai Technologies Inc.*	7,364,171
50,312	Alphabet Inc., Class A Shares*	38,380,509
41,222	Alphabet Inc., Class C Shares*	30,611,457
51,243	Baidu Inc., ADR*	11,169,437
387,749	eBay Inc.*	11,473,493
400,116	Facebook Inc., Class A Shares*	41,708,092
311,600	Tencent Holdings Ltd., ADR	6,216,420
60,825	Yelp Inc., Class A Shares*	1,832,657

	Total Internet Software & Services	148,756,236

IT Services - 8.7%
11,429	Alliance Data Systems Corp.*	3,278,409
285,910	Cognizant Technology Solutions Corp., Class A Shares*	18,464,068
38,846	Euronet Worldwide Inc.*	3,019,111
9,325	Gartner Inc.*	870,023
58,344	Global Payments Inc.	4,133,672
22,959	Jack Henry & Associates Inc.	1,822,485
228,290	MasterCard Inc., Class A Shares	22,354,157
324,224	PayPal Holdings Inc.*	11,432,138
49,218	Vantiv Inc., Class A Shares*	2,594,281
632,905	Visa Inc., Class A Shares	50,005,824

	Total IT Services	117,974,168

Semiconductors & Semiconductor Equipment - 2.0%
131,770	Analog Devices Inc.	8,120,985
59,745	Avago Technologies Ltd., Class A Shares	7,793,735
106,240	Lam Research Corp.	8,307,968
15,054	NXP Semiconductor NV*	1,406,947
24,890	Qorvo Inc.*	1,445,362

	Total Semiconductors & Semiconductor Equipment	27,074,997

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
Software - 8.6%
81,146	Activision Blizzard Inc.	$3,055,958
212,640	Adobe Systems Inc.*	19,448,054
52,851	Cadence Design Systems Inc.*	1,178,577
46,767	CDK Global Inc.	2,217,224
333,684	Electronic Arts Inc.*	22,620,438
15,815	Fair Isaac Corp.	1,506,379
43,461	Fortinet Inc.*	1,565,465
64,307	Intuit Inc.	6,443,561
448,693	Microsoft Corp.	24,386,465
24,121	Red Hat Inc.*	1,963,691
232,180	Salesforce.com Inc.*	18,502,424
152,670	ServiceNow Inc.*	13,283,817

	Total Software	116,172,053

Technology Hardware, Storage & Peripherals - 3.8%
424,817	Apple Inc.	50,255,851
63,310	EMC Corp.	1,604,276

	Total Technology Hardware, Storage & Peripherals	51,860,127

	TOTAL INFORMATION TECHNOLOGY	491,718,260

MATERIALS - 2.8%
Chemicals - 2.8%
188,800	Axalta Coating Systems Ltd.*	5,478,976
113,780	Celanese Corp., Class A Shares	8,049,935
18,565	CF Industries Holdings Inc.	856,589
10,821	Cytec Industries Inc.	810,168
209,960	Dow Chemical Co. (The)	10,945,215
40,660	Sherwin-Williams Co. (The)	11,225,006

	TOTAL MATERIALS	37,365,889

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
37,514	Cogent Communications Holdings Inc.	1,258,970
93,269	Level 3 Communications Inc.*	4,740,863

	Total Diversified Telecommunication Services	5,999,833

Wireless Telecommunication Services - 0.7%
88,102	SBA Communications Corp., Class A Shares*	9,264,807

	TOTAL TELECOMMUNICATION SERVICES	15,264,640

	TOTAL COMMON STOCKS (Cost - $940,297,738)	1,327,953,574

Face Amount
SHORT-TERM INVESTMENTS(b) - 3.4%
MONEY MARKET FUND - 0.8%
$ 10,758,295	Invesco STIT - Government & Agency Portfolio(c) (Cost - $10,758,295)	10,758,295

TIME DEPOSITS - 2.6%
1,251,746	ANZ National Bank - London, 0.030% due 12/1/15	1,251,746
4,903,211	Bank of Montreal - London, 0.030% due 12/1/15	4,903,211
4,870,496	Barclays Bank PLC - London, 0.030% due 12/1/15	4,870,496
12,353,837	DNB - Oslo, 0.030% due 12/1/15	12,353,837
12,151,888	Wells Fargo - Grand Cayman, 0.030% due 12/1/15	12,151,888

	TOTAL TIME DEPOSITS (Cost - $35,531,178)	35,531,178

	TOTAL SHORT-TERM INVESTMENTS (Cost - $46,289,473)	46,289,473

	TOTAL INVESTMENTS - 101.0% (Cost - $986,587,211#)	1,374,243,047

	Liabilities in Excess of Other Assets - (1.0)%	(13,717,551)

	TOTAL NET ASSETS - 100.0%	$1,360,525,496

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.6%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Information Technology	35.8%
Consumer Discretionary	20.2
Health Care	17.6
Financials	6.8
Industrials	5.8
Consumer Staples	5.2
Materials	2.7
Energy	1.4
Telecommunication Services	1.1
Short-Term Investments	3.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.1%
97,095	Gentex Corp.	$1,624,885

Automobiles - 2.2%
1,354,300	Ford Motor Co.	19,407,119
162,885	General Motors Co.	5,896,437
36,669	Harley-Davidson Inc.	1,793,847

	Total Automobiles	27,097,403

Diversified Consumer Services - 0.1%
41,033	H&R Block Inc.	1,505,501

Hotels, Restaurants & Leisure - 1.7%
70,000	McDonald’s Corp.	7,991,200
545,000	MGM Resorts International*	12,393,300

	Total Hotels, Restaurants & Leisure	20,384,500

Household Durables - 0.7%
51,760	Whirlpool Corp.	8,412,035

Internet & Catalog Retail - 0.3%
76,985	Liberty Interactive Corp. QVC Group, Class A Shares*	2,038,563
45,317	Liberty Ventures, Series A*	1,949,084

	Total Internet & Catalog Retail	3,987,647

Leisure Products - 0.5%
261,800	Mattel Inc.	6,508,348

Media - 0.8%
29,213	Omnicom Group Inc.	2,159,425
57,513	TEGNA Inc.	1,624,742
205,580	Twenty-First Century Fox Inc., Class A Shares	6,066,666

	Total Media	9,850,833

Multiline Retail - 1.6%
150,244	Kohl’s Corp.	7,081,000
102,300	Macy’s Inc.	3,997,884
139,044	Nordstrom Inc.	7,829,567

	Total Multiline Retail	18,908,451

Specialty Retail - 0.1%
31,048	Bed Bath & Beyond Inc.*	1,692,737

Textiles, Apparel & Luxury Goods - 0.8%
40,606	Coach Inc.	1,290,053
124,310	V.F. Corp.	8,042,857

	Total Textiles, Apparel & Luxury Goods	9,332,910

	TOTAL CONSUMER DISCRETIONARY	109,305,250

CONSUMER STAPLES - 5.6%
Beverages - 1.0%
298,500	Coca-Cola Co. (The)	12,722,070

Food & Staples Retailing - 2.3%
166,317	CVS Health Corp.	15,648,767
27,555	Kroger Co. (The)	1,037,721
205,800	Wal-Mart Stores Inc.	12,109,272

	Total Food & Staples Retailing	28,795,760

Food Products - 1.2%
192,759	Archer-Daniels-Midland Co.	7,033,776
153,500	Tyson Foods Inc., Class A Shares	7,675,000

	Total Food Products	14,708,776

Household Products - 1.1%
67,457	Kimberly-Clark Corp.	8,037,501
65,800	Procter & Gamble Co. (The)	4,924,472

	Total Household Products	12,961,973

	TOTAL CONSUMER STAPLES	69,188,579

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
ENERGY - 11.1%
Energy Equipment & Services - 1.2%
129,000	Baker Hughes Inc.	$6,975,030
362,250	Ensco PLC, Class A Shares	6,201,720
11,616	Helmerich & Payne Inc.(a)	676,632
126,800	McDermott International Inc.*	561,724

	Total Energy Equipment & Services	14,415,106

Oil, Gas & Consumable Fuels - 9.9%
200,000	Anadarko Petroleum Corp.	11,980,000
45,940	Apache Corp.	2,259,329
212,908	Chevron Corp.	19,442,759
226,581	ConocoPhillips	12,246,703
184,805	Denbury Resources Inc.(a)	683,779
194,700	Devon Energy Corp.	8,958,147
95,000	EOG Resources Inc.	7,925,850
86,300	Exxon Mobil Corp.	7,047,258
25,872	Hess Corp.	1,526,448
503,026	Marathon Oil Corp.	8,807,985
253,920	Murphy Oil Corp.	7,257,034
246,000	Royal Dutch Shell PLC, Class A Shares, ADR	12,240,960
193,400	Sasol Ltd., ADR	5,376,520
33,901	SM Energy Co.	995,672
67,286	Southwestern Energy Co.*	606,247
148,100	Total SA, ADR(a)	7,323,545
99,200	Valero Energy Corp.	7,128,512

	Total Oil, Gas & Consumable Fuels	121,806,748

	TOTAL ENERGY	136,221,854

FINANCIALS - 25.2%
Banks - 9.0%
319,000	BB&T Corp.	12,319,780
521,790	Citigroup Inc.	28,223,621
339,000	Citizens Financial Group Inc.	9,027,570
435,757	Fifth Third Bancorp	9,007,097
331,720	JPMorgan Chase & Co.	22,119,090
12,046	M&T Bank Corp.	1,509,725
72,600	PNC Financial Services Group Inc. (The)	6,934,026
768,500	Regions Financial Corp.	7,792,590
248,700	Wells Fargo & Co.	13,703,370

	Total Banks	110,636,869

Capital Markets - 2.6%
58,800	Ameriprise Financial Inc.	6,641,460
199,190	Franklin Resources Inc.	8,350,045
43,432	Goldman Sachs Group Inc. (The)	8,252,949
125,059	State Street Corp.	9,076,782

	Total Capital Markets	32,321,236

Consumer Finance - 3.8%
100,000	American Express Co.	7,164,000
341,040	Capital One Financial Corp.	26,775,050
387,000	Synchrony Financial*	12,318,210

	Total Consumer Finance	46,257,260

Diversified Financial Services - 0.1%
7,068	Intercontinental Exchange Inc.	1,836,549

Insurance - 8.9%
6,155	Alleghany Corp.*	3,135,111
41,528	Allied World Assurance Co. Holdings AG	1,508,297
172,560	Allstate Corp. (The)	10,829,866
177,530	American International Group Inc.	11,287,357
23,344	Aon PLC	2,211,610
33,814	Arch Capital Group Ltd.*	2,450,501
337,790	Hartford Financial Services Group Inc. (The)	15,416,736
37,458	Loews Corp.	1,419,284
698,206	MetLife Inc.	35,671,344
42,572	Progressive Corp. (The)	1,312,069
38,355	Torchmark Corp.	2,325,080
119,100	Travelers Cos., Inc. (The)	13,645,287
161,500	Willis Group Holdings PLC	7,422,540

	Total Insurance	108,635,082

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
Real Estate Investment Trusts (REITs) - 0.8%
58,631	American Capital Agency Corp.	$1,052,427
65,078	Hatteras Financial Corp.	916,298
480,000	Host Hotels & Resorts Inc.	7,968,000

	Total Real Estate Investment Trusts (REITs)	9,936,725

	TOTAL FINANCIALS	309,623,721

HEALTH CARE - 11.9%
Biotechnology - 3.7%
309,800	AbbVie Inc.	18,014,870
242,000	Baxalta Inc.	8,319,960
42,000	Biogen Inc.*	12,048,120
62,101	Gilead Sciences Inc.	6,580,222

	Total Biotechnology	44,963,172

Health Care Equipment & Supplies - 1.4%
192,400	Abbott Laboratories	8,642,608
137,234	St. Jude Medical Inc.	8,659,465

	Total Health Care Equipment & Supplies	17,302,073

Health Care Providers & Services - 1.7%
65,500	Aetna Inc.	6,730,125
58,914	UnitedHealth Group Inc.	6,640,197
57,000	Universal Health Services Inc., Class B Shares	6,926,640

	Total Health Care Providers & Services	20,296,962

Life Sciences Tools & Services - 0.7%
217,000	Agilent Technologies Inc.	9,074,940

Pharmaceuticals - 4.4%
260,000	AstraZeneca PLC, ADR	8,853,000
180,295	Johnson & Johnson	18,253,066
146,300	Merck & Co., Inc.	7,755,363
335,200	Pfizer Inc.	10,984,504
127,000	Teva Pharmaceutical Industries Ltd., ADR	7,992,110

	Total Pharmaceuticals	53,838,043

	TOTAL HEALTH CARE	145,475,190

INDUSTRIALS - 9.2%
Aerospace & Defense - 1.5%
60,870	General Dynamics Corp.	8,915,020
3,155	L-3 Communications Holdings Inc.	386,204
21,641	Rockwell Collins Inc.	2,005,688
73,700	United Technologies Corp.	7,078,885

	Total Aerospace & Defense	18,385,797

Air Freight & Logistics - 1.1%
123,500	United Parcel Service Inc., Class B Shares	12,721,735

Commercial Services & Supplies - 0.1%
37,771	Republic Services Inc., Class A Shares	1,659,280

Construction & Engineering - 1.2%
228,027	Fluor Corp.	11,082,112
51,034	Jacobs Engineering Group Inc.*	2,252,641
82,553	Quanta Services Inc.*	1,820,293

	Total Construction & Engineering	15,155,046

Electrical Equipment - 0.6%
103,600	Eaton Corp. PLC	6,025,376
11,589	Hubbell Inc., Class B Shares	1,150,672

	Total Electrical Equipment	7,176,048

Industrial Conglomerates - 1.6%
102,332	Danaher Corp.	9,863,782
337,130	General Electric Co.	10,093,672

	Total Industrial Conglomerates	19,957,454

Machinery - 1.5%
103,110	Cummins Inc.	10,349,151
62,097	Joy Global Inc.	953,189
53,428	Kennametal Inc.	1,562,769
56,550	Parker-Hannifin Corp.	5,918,523

	Total Machinery	18,783,632

Professional Services - 0.7%
99,109	Manpowergroup Inc.	8,947,560

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
Road & Rail - 0.9%
49,500	Norfolk Southern Corp.	$4,705,470
87,873	Ryder System Inc.	5,796,103

	Total Road & Rail	10,501,573

	TOTAL INDUSTRIALS	113,288,125

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.2%
577,471	Cisco Systems Inc.	15,736,085
230,000	QUALCOMM Inc.	11,221,700

	Total Communications Equipment	26,957,785

Electronic Equipment, Instruments & Components - 0.8%
50,269	Arrow Electronics Inc.*	2,843,214
72,865	Avnet Inc.	3,302,242
75,404	FLIR Systems Inc.	2,304,346
50,128	Keysight Technologies Inc.*	1,544,444

	Total Electronic Equipment, Instruments & Components	9,994,246

Internet Software & Services - 1.9%
16,000	Alphabet Inc., Class A Shares*	12,205,600
325,000	eBay Inc.*	9,616,750
24,910	IAC/InterActiveCorp.	1,564,099

	Total Internet Software & Services	23,386,449

IT Services - 1.7%
130,000	Amdocs Ltd.	7,354,100
88,000	International Business Machines Corp.	12,268,960
53,016	Teradata Corp.*	1,585,708

	Total IT Services	21,208,768

Semiconductors & Semiconductor Equipment - 2.6%
32,605	Analog Devices Inc.	2,009,446
237,200	Applied Materials Inc.	4,452,244
482,240	Intel Corp.	16,767,485
524,160	Micron Technology Inc.*	8,349,869

	Total Semiconductors & Semiconductor Equipment	31,579,044

Software - 2.4%
252,100	CA Inc.	7,086,531
150,926	Microsoft Corp.	8,202,828
325,000	Oracle Corp.	12,665,250
30,694	Synopsys Inc.*	1,537,156

	Total Software	29,491,765

Technology Hardware, Storage & Peripherals - 1.4%
57,300	Apple Inc.	6,778,590
383,860	EMC Corp.	9,727,012

	Total Technology Hardware, Storage & Peripherals	16,505,602

	TOTAL INFORMATION TECHNOLOGY	159,123,659

MATERIALS - 3.7%
Chemicals - 1.7%
144,201	Celanese Corp., Class A Shares	10,202,220
87,000	Monsanto Co.	8,278,920
57,328	Mosaic Co. (The)	1,813,858

	Total Chemicals	20,294,998

Metals & Mining - 0.9%
133,524	Goldcorp Inc.	1,576,918
320,742	Kinross Gold Corp.*	615,825
218,633	Nucor Corp.	9,062,338

	Total Metals & Mining	11,255,081

Paper & Forest Products - 1.1%
318,360	International Paper Co.	13,316,999

	TOTAL MATERIALS	44,867,078

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
407,300	AT&T Inc.	13,713,791
355,880	CenturyLink Inc.	9,583,849
407,900	Verizon Communications Inc.	18,539,055

	TOTAL TELECOMMUNICATION SERVICES	41,836,695

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
UTILITIES - 3.4%
Electric Utilities - 2.0%
255,650	American Electric Power Co., Inc.	$14,318,957
21,081	Edison International	1,251,368
115,535	Entergy Corp.	7,698,097
51,427	OGE Energy Corp.	1,342,759

	Total Electric Utilities	24,611,181

Multi-Utilities - 1.4%
387,400	Public Service Enterprise Group Inc.	15,147,340
38,010	SCANA Corp.	2,247,911

	Total Multi-Utilities	17,395,251

	TOTAL UTILITIES	42,006,432

	TOTAL COMMON STOCKS (Cost - $1,031,832,427)	1,170,936,583

Face Amount
SHORT-TERM INVESTMENTS(b) - 4.7%
MONEY MARKET FUND - 0.5%
$ 5,636,399	Invesco STIT - Government & Agency Portfolio(c) (Cost - $5,636,399)	5,636,399

TIME DEPOSITS - 4.2%
39,170,435	ANZ National Bank - London, 0.030% due 12/1/15	39,170,435
4,376,989	Banco Santander SA - Frankfurt, 0.030% due 12/1/15	4,376,989
8,591,073	Bank of Montreal - London, 0.030% due 12/1/15	8,591,073

	TOTAL TIME DEPOSITS (Cost - $52,138,497)	52,138,497

	TOTAL SHORT-TERM INVESTMENTS (Cost - $57,774,896)	57,774,896

	TOTAL INVESTMENTS - 100.1% (Cost - $1,089,607,323#)	1,228,711,479

	Liabilities in Excess of Other Assets - (0.1)%	(1,490,208)

	TOTAL NET ASSETS - 100.0%	$1,227,221,271

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.2%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Summary of Investments by Security Sector^
Financials	25.2%
Information Technology	13.0
Health Care	11.8
Energy	11.1
Industrials	9.2
Consumer Discretionary	8.9
Consumer Staples	5.6
Materials	3.7
Utilities	3.4
Telecommunication Services	3.4
Short-Term Investments	4.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.4%
16,500	Tenneco Inc.*	$889,020

Distributors - 0.4%
12,100	Pool Corp.	992,684

Diversified Consumer Services - 2.7%
61,500	2U Inc.*(a)	1,483,380
43,057	Bright Horizons Family Solutions Inc.*	2,855,971
45,510	HomeAway Inc.*	1,609,234

	Total Diversified Consumer Services	5,948,585

Hotels, Restaurants & Leisure - 5.0%
8,100	Churchill Downs Inc.	1,190,295
42,265	Dave & Buster’s Entertainment Inc.*	1,620,440
33,100	Diamond Resorts International Inc.*(a)	930,441
13,500	Jack in the Box Inc.	1,000,890
39,370	Planet Fitness Inc., Class A Shares*(a)	622,440
12,200	Red Robin Gourmet Burgers Inc.*	823,256
33,930	Texas Roadhouse Inc.	1,187,550
31,186	Vail Resorts Inc.	3,761,031

	Total Hotels, Restaurants & Leisure	11,136,343

Household Durables - 1.4%
11,700	Helen of Troy Ltd.*	1,209,897
74,930	Installed Building Products Inc.*	1,877,746

	Total Household Durables	3,087,643

Leisure Products - 1.3%
53,665	Brunswick Corp.	2,824,389

Media - 2.4%
42,200	Gray Television Inc.*	706,850
24,100	Imax Corp.*	912,908
5,600	Madison Square Garden Co. (The), Class A Shares*	909,776
19,250	Nexstar Broadcasting Group Inc., Class A Shares	1,127,857
47,110	Starz, Class A Shares*	1,662,041

	Total Media	5,319,432

Multiline Retail - 0.4%
20,300	Big Lots Inc.	913,297

Specialty Retail - 5.3%
136,250	American Eagle Outfitters Inc.	2,121,413
13,870	Asbury Automotive Group Inc.*	1,041,637
32,200	Caleres Inc.	904,820
35,540	Five Below Inc.*	995,475
16,165	Lithia Motors Inc., Class A Shares	2,008,340
12,600	Monro Muffler Brake Inc.	932,904
41,830	Restoration Hardware Holdings Inc.*	3,759,262

	Total Specialty Retail	11,763,851

Textiles, Apparel & Luxury Goods - 0.6%
12,000	G-III Apparel Group Ltd.*	550,440
24,800	Steven Madden Ltd.*	791,120

	Total Textiles, Apparel & Luxury Goods	1,341,560

	TOTAL CONSUMER DISCRETIONARY	44,216,804

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.7%
12,600	Casey’s General Stores Inc.	1,465,002

Tobacco - 0.5%
43,300	Vector Group Ltd.	1,095,923

	TOTAL CONSUMER STAPLES	2,560,925

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
ENERGY - 1.9%
Energy Equipment & Services - 0.6%
86,200	Basic Energy Services Inc.*(a)	$343,938
78,500	C&J Energy Services Ltd.*(a)	467,860
37,300	Superior Energy Services Inc.	584,491

	Total Energy Equipment & Services	1,396,289

Oil, Gas & Consumable Fuels - 1.3%
11,300	Carrizo Oil & Gas Inc.*	456,294
114,860	Navigator Holdings Ltd.*(a)	1,548,313
70,480	Synergy Resources Corp.*	802,767

	Total Oil, Gas & Consumable Fuels	2,807,374

	TOTAL ENERGY	4,203,663

FINANCIALS - 7.3%
Banks - 2.9%
24,900	Bank of the Ozarks Inc.	1,351,572
47,370	East West Bancorp Inc.	2,054,911
14,000	IBERIABANK Corp.	887,180
14,900	Texas Capital Bancshares Inc.*	883,272
34,700	Webster Financial Corp.	1,395,287

	Total Banks	6,572,222

Capital Markets - 1.6%
174,330	BGC Partners Inc., Class A Shares	1,583,788
59,100	OM Asset Management PLC	958,011
43,000	WisdomTree Investments Inc.	935,250

	Total Capital Markets	3,477,049

Insurance - 0.7%
74,800	CNO Financial Group Inc.	1,513,204

Real Estate Investment Trusts (REITs) - 1.0%
26,000	CyrusOne Inc.	940,160
21,590	National Health Investors Inc.	1,303,820

	Total Real Estate Investment Trusts (REITs)	2,243,980

Real Estate Management & Development - 1.1%
64,050	Alexander & Baldwin Inc.	2,428,135

	TOTAL FINANCIALS	16,234,590

HEALTH CARE - 25.5%
Biotechnology - 10.9%
47,880	ACADIA Pharmaceuticals Inc.*	1,817,046
73,510	AMAG Pharmaceuticals Inc.*	1,956,836
24,740	Anacor Pharmaceuticals Inc.*	2,887,900
193,370	ARIAD Pharmaceuticals Inc.*	1,239,502
54,100	BioCryst Pharmaceuticals Inc.*	574,001
24,500	Cepheid*	880,530
78,720	ChemoCentryx Inc.*	594,336
18,000	Chimerix Inc.*	727,200
12,000	Clovis Oncology Inc.*	377,400
15,900	Dyax Corp.*	535,194
26,884	Dynavax Technologies Corp.*	749,795
28,200	MacroGenics Inc.*	975,156
228,880	Merrimack Pharmaceuticals Inc.*(a)	2,153,761
53,360	Neurocrine Biosciences Inc.*	2,901,183
23,600	Portola Pharmaceuticals Inc., Class A Shares*	1,170,796
32,520	Prothena Corp. PLC*	2,293,961
38,250	PTC Therapeutics Inc.*(a)	1,149,030
8,210	Puma Biotechnology Inc.*	618,213
6,400	Ultragenyx Pharmaceutical Inc.*	629,248

	Total Biotechnology	24,231,088

Health Care Equipment & Supplies - 5.1%
50,900	AtriCure Inc.*	1,093,332
16,300	DexCom Inc.*	1,385,826
30,910	Integra LifeSciences Holdings Corp.*	1,938,366
28,472	LDR Holding Corp.*	769,313
37,660	Masimo Corp.*	1,562,137
32,985	STERIS PLC	2,519,394
78,780	Tandem Diabetes Care Inc.*	812,222
57,549	Wright Medical Group NV*	1,232,700

	Total Health Care Equipment & Supplies	11,313,290

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
Health Care Providers & Services - 2.6%
11,279	Adeptus Health Inc., Class A Shares*(a)	$677,755
36,400	ExamWorks Group Inc.*	961,688
32,032	HealthEquity Inc.*	1,057,056
53,480	Team Health Holdings Inc.*	2,948,887

	Total Health Care Providers & Services	5,645,386

Life Sciences Tools & Services - 2.7%
9,600	Bio-Techne Corp.	875,616
71,240	Bruker Corp.*	1,612,873
36,275	ICON PLC*	2,696,321
10,600	PAREXEL International Corp.*	719,210

	Total Life Sciences Tools & Services	5,904,020

Pharmaceuticals - 4.2%
24,800	Akorn Inc.*(a)	825,840
247,050	Cardiome Pharma Corp.*(a)	2,196,275
46,460	Flamel Technologies SA, ADR*	667,630
26,500	Medicines Co. (The)*	1,113,265
51,790	Pacira Pharmaceuticals Inc.*(a)	3,353,402
22,600	Relypsa Inc.*(a)	508,726
48,062	Zogenix Inc.*	741,597

	Total Pharmaceuticals	9,406,735

	TOTAL HEALTH CARE	56,500,519

INDUSTRIALS - 11.4%
Aerospace & Defense - 0.9%
40,160	Hexcel Corp.	1,891,134

Air Freight & Logistics - 1.0%
23,700	Forward Air Corp.	1,139,733
26,800	HUB Group Inc., Class A Shares*	1,032,604

	Total Air Freight & Logistics	2,172,337

Commercial Services & Supplies - 2.3%
57,300	Interface Inc., Class A Shares	1,139,124
30,100	Mobile Mini Inc.	1,067,045
144,090	Steelcase Inc., Class A Shares	2,881,800

	Total Commercial Services & Supplies	5,087,969

Electrical Equipment - 0.3%
33,130	Power Solutions International Inc.*(a)	779,880

Machinery - 0.7%
25,300	Albany International Corp., Class A Shares	985,688
52,200	Wabash National Corp.*	677,034

	Total Machinery	1,662,722

Marine - 0.9%
38,280	Matson Inc.	1,979,459

Professional Services - 2.3%
35,710	CEB Inc.	2,759,312
31,040	Huron Consulting Group Inc.*	1,800,630
24,112	TransUnion*	616,544

	Total Professional Services	5,176,486

Road & Rail - 0.9%
19,625	Genesee & Wyoming Inc., Class A Shares*	1,359,424
9,975	Old Dominion Freight Line Inc.*	635,507

	Total Road & Rail	1,994,931

Trading Companies & Distributors - 2.1%
69,600	Rush Enterprises Inc., Class A Shares*	1,693,368
23,260	Watsco Inc.	2,956,579

	Total Trading Companies & Distributors	4,649,947

	TOTAL INDUSTRIALS	25,394,865

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 1.9%
42,270	ARRIS Group Inc.*	1,292,194
87,260	Ciena Corp.*	2,184,990
36,500	Infinera Corp.*	821,980

	Total Communications Equipment	4,299,164

Electronic Equipment, Instruments & Components - 0.4%
14,800	Belden Inc.	928,996

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
Internet Software & Services - 4.1%
21,500	comScore Inc.*	$905,150
13,130	CoStar Group Inc.*	2,747,321
24,970	Demandware Inc.*	1,277,215
23,392	Envestnet Inc.*	759,538
61,203	GTT Communications Inc.*	1,296,892
40,900	Q2 Holdings Inc.*	1,123,932
13,532	SPS Commerce Inc.*	1,005,698

	Total Internet Software & Services	9,115,746

IT Services - 3.1%
12,500	EPAM Systems Inc.*	984,125
20,400	Euronet Worldwide Inc.*	1,585,488
22,860	Heartland Payment Systems Inc.	1,813,713
63,650	InterXion Holding NV*	1,955,328
8,000	MAXIMUS Inc.	454,000

	Total IT Services	6,792,654

Semiconductors & Semiconductor Equipment - 4.7%
8,100	Cavium Inc.*	543,591
67,840	Cirrus Logic Inc.*	2,242,790
41,410	Cypress Semiconductor Corp.*	448,056
24,400	Integrated Device Technology Inc.*	684,176
47,400	Intersil Corp., Class A Shares	686,352
19,600	M/A-COM Technology Solutions Holdings Inc.*	724,220
37,470	Microsemi Corp.*	1,349,295
56,000	Monolithic Power Systems Inc.	3,826,480

	Total Semiconductors & Semiconductor Equipment	10,504,960

Software - 11.2%
11,770	Aspen Technology Inc.*	517,291
22,700	Barracuda Networks Inc.*	431,981
20,300	Blackbaud Inc.	1,254,134
52,150	BroadSoft Inc.*	2,087,565
67,780	Callidus Software Inc.*	1,406,435
29,450	CommVault Systems Inc.*	1,206,861
76,025	Fortinet Inc.*	2,738,421
17,300	Guidewire Software Inc.*	1,026,409
31,750	Manhattan Associates Inc.*	2,432,050
20,749	Paylocity Holding Corp.*	911,711
21,142	Proofpoint Inc.*	1,549,920
45,540	QLIK Technologies Inc.*	1,448,627
53,270	Rapid7 Inc.*(a)	912,515
36,600	RingCentral Inc., Class A Shares*	838,506
12,715	Tyler Technologies Inc.*	2,268,865
11,830	Ultimate Software Group Inc. (The)*	2,336,425
54,890	Zendesk Inc.*	1,405,733

	Total Software	24,773,449

Technology Hardware, Storage & Peripherals - 1.3%
56,270	Electronics for Imaging Inc.*	2,761,732

	TOTAL INFORMATION TECHNOLOGY	59,176,701

MATERIALS - 3.7%
Chemicals - 2.3%
93,890	Chemtura Corp.*	2,884,301
65,320	PolyOne Corp.	2,350,213

	Total Chemicals	5,234,514

Construction Materials - 1.0%
48,100	Headwaters Inc.*	922,077
53,300	Summit Materials Inc., Class A Shares*	1,213,641

	Total Construction Materials	2,135,718

Paper & Forest Products - 0.4%
49,600	Louisiana-Pacific Corp.*	912,640

	TOTAL MATERIALS	8,282,872

	TOTAL COMMON STOCKS (Cost - $180,463,244)	216,570,939

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS(b) - 8.2%
MONEY MARKET FUND - 5.3%
$ 11,819,629	Invesco STIT - Government & Agency Portfolio(c) (Cost - $11,819,629)	$11,819,629

TIME DEPOSITS - 2.9%
2,054,635	Banco Santander SA - Frankfurt, 0.030% due 12/1/15	2,054,635
4,416,381	DNB - Oslo, 0.030% due 12/1/15	4,416,381

	TOTAL TIME DEPOSITS (Cost - $6,471,016)	6,471,016

	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,290,645)	18,290,645

	TOTAL INVESTMENTS - 105.8% (Cost - $198,753,889#)	234,861,584

	Liabilities in Excess of Other Assets - (5.8)%	(12,845,791)

	TOTAL NET ASSETS - 100.0%	$222,015,793

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.9%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Information Technology	25.9%
Health Care	24.1
Consumer Discretionary	18.1
Industrials	10.8
Financials	6.9
Materials	3.5
Energy	1.8
Consumer Staples	1.1
Short-Term Investments	7.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.6%
34,700	Dana Holding Corp.	$570,468
172,967	Modine Manufacturing Co.*	1,624,160
13,050	Standard Motor Products Inc.	544,968
14,500	Tenneco Inc.*	781,260

	Total Auto Components	3,520,856

Automobiles - 0.3%
12,000	Thor Industries Inc.	695,040

Distributors - 0.3%
8,240	Core-Mark Holding Co., Inc.	702,790

Diversified Consumer Services - 2.3%
225,789	Regis Corp.*	3,761,645
41,600	Service Corp. International	1,158,560

	Total Diversified Consumer Services	4,920,205

Hotels, Restaurants & Leisure - 1.6%
20,700	Bloomin’ Brands Inc.	358,317
10,200	Brinker International Inc.	465,324
18,100	Cheesecake Factory Inc. (The)	853,053
7,500	DineEquity Inc.	636,300
17,200	International Speedway Corp., Class A Shares	612,148
16,800	Texas Roadhouse Inc.	588,000

	Total Hotels, Restaurants & Leisure	3,513,142

Household Durables - 0.5%
28,600	Meritage Homes Corp.*	1,067,066

Internet & Catalog Retail - 1.5%
88,450	Blue Nile Inc.*	3,224,887

Media - 0.9%
17,497	Cinemark Holdings Inc.	607,146
23,998	Meredith Corp.	1,119,507
17,364	Time Inc.	288,937

	Total Media	2,015,590

Specialty Retail - 1.5%
6,000	Asbury Automotive Group Inc.*	450,600
20,300	Buckle Inc. (The)(a)	644,525
9,757	Cato Corp. (The), Class A Shares	383,255
13,600	Finish Line Inc. (The), Class A Shares	225,624
4,920	Genesco Inc.*	266,467
14,509	GNC Holdings Inc., Class A Shares	432,513
7,000	Group 1 Automotive Inc.	568,540
17,200	Stage Stores Inc.	133,128

	Total Specialty Retail	3,104,652

Textiles, Apparel & Luxury Goods - 0.6%
17,100	Steven Madden Ltd.*	545,490
39,500	Wolverine World Wide Inc.	718,505

	Total Textiles, Apparel & Luxury Goods	1,263,995

	TOTAL CONSUMER DISCRETIONARY	24,028,223

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 0.6%
18,950	Andersons Inc. (The)	653,207
12,001	Ingles Markets Inc., Class A Shares	653,694

	Total Food & Staples Retailing	1,306,901

Food Products - 1.0%
7,900	Ingredion Inc.	778,703
6,000	J&J Snack Foods Corp.	700,080
15,600	Pinnacle Foods Inc.	679,224

	Total Food Products	2,158,007

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Household Products - 1.5%
134,512	Central Garden & Pet Co.*	$1,986,742
33,538	Central Garden & Pet Co., Class A Shares*	529,565
17,900	Energizer Holdings Inc.	605,378

	Total Household Products	3,121,685

Tobacco - 0.3%
11,400	Universal Corp.	644,556

	TOTAL CONSUMER STAPLES	7,231,149

ENERGY - 5.6%
Energy Equipment & Services - 1.9%
7,700	Dril-Quip Inc.*	485,947
60,700	Helix Energy Solutions Group Inc.*	393,336
43,100	Patterson-UTI Energy Inc.	699,082
106,600	RigNet Inc.*(a)	2,354,794

	Total Energy Equipment & Services	3,933,159

Oil, Gas & Consumable Fuels - 3.7%
21,232	Alliance Resource Partners LP(a)	364,129
20,400	Alon USA Partners LP(a)	517,956
49,010	Boardwalk Pipeline Partners LP(a)	621,447
29,100	Bonanza Creek Energy Inc.*	247,059
16,800	Delek Logistics Partners LP(a)	613,368
25,400	Northern Tier Energy LP	688,848
25,600	NuStar GP Holdings LLC	636,416
46,300	Oasis Petroleum Inc.*	531,987
37,376	Ship Finance International Ltd.(a)	647,352
20,200	SM Energy Co.	593,274
40,200	Stone Energy Corp.*	293,058
16,235	Sunoco LP(a)	603,942
15,498	Western Refining Inc.	701,439
23,700	Whiting Petroleum Corp.*	391,287
13,200	World Fuel Services Corp.	575,388

	Total Oil, Gas & Consumable Fuels	8,026,950

	TOTAL ENERGY	11,960,109

FINANCIALS - 25.9%
Banks - 11.1%
20,600	Bank of Hawaii Corp.	1,425,314
10,100	BOK Financial Corp.	695,385
55,800	Boston Private Financial Holdings Inc.	675,180
29,900	Community Bank System Inc.	1,289,587
10,000	Cullen/Frost Bankers Inc.	697,900
59,785	East West Bancorp Inc.	2,593,473
44,800	First Financial Bancorp	902,720
42,200	First Interstate Bancsystem Inc., Class A Shares	1,283,302
41,000	First Midwest Bancorp Inc.	801,140
34,178	FirstMerit Corp.	691,421
56,400	Great Western Bancorp Inc.	1,704,408
40,941	Hancock Holding Co.	1,192,202
9,400	Independent Bank Corp.	486,356
35,800	NBT Bancorp Inc.	1,078,654
47,600	Old National Bancorp	702,100
21,100	Prosperity Bancshares Inc.	1,169,151
21,005	S&T Bancorp Inc.	712,490
46,500	TCF Financial Corp.	712,380
28,406	Trustmark Corp.	717,251
44,254	Umpqua Holdings Corp.	793,032
92,800	Valley National Bancorp	1,033,792
41,600	Webster Financial Corp.	1,672,736
25,700	WesBanco Inc.	871,744

	Total Banks	23,901,718

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Capital Markets - 1.6%
11,106	AllianceBernstein Holding LP(a)	$272,097
8,200	Artisan Partners Asset Management Inc., Class A Shares	320,538
110,900	Fortress Investment Group LLC, Class A Shares	605,514
14,800	Houlihan Lokey Inc., Class A Shares*	361,860
19,700	Main Street Capital Corp.(a)	628,627
19,847	OM Asset Management PLC	321,720
20,100	Stifel Financial Corp.*	911,736

	Total Capital Markets	3,422,092

Insurance - 6.1%
16,963	Allied World Assurance Co. Holdings AG	616,096
35,700	American Equity Investment Life Holding Co.	957,117
10,100	American Financial Group Inc.	747,400
8,300	First American Financial Corp.	327,352
5,300	Hanover Insurance Group Inc. (The)	448,380
17,472	HCI Group Inc.(a)	683,679
8,400	Infinity Property & Casualty Corp.	718,200
175,414	Maiden Holdings Ltd.	2,703,130
105,178	National Interstate Corp.	2,749,353
18,800	ProAssurance Corp.	994,708
41,500	Selective Insurance Group Inc.	1,432,165
18,646	Validus Holdings Ltd.	879,718

	Total Insurance	13,257,298

Real Estate Investment Trusts (REITs) - 6.5%
67,132	Ashford Hospitality Prime Inc.	953,275
302,333	Ashford Hospitality Trust Inc.	2,125,401
25,900	Blackstone Mortgage Trust Inc., Class A Shares	748,510
68,364	Brandywine Realty Trust	940,689
10,000	Care Capital Properties Inc.	316,500
31,800	Cousins Properties Inc.	312,594
17,700	CyrusOne Inc.	640,032
16,466	Education Realty Trust Inc.	606,772
61,100	Franklin Street Properties Corp.	639,717
27,900	Healthcare Realty Trust Inc.	758,601
21,900	Highwoods Properties Inc.	953,964
86,700	Lexington Realty Trust	744,753
48,300	Medical Properties Trust Inc.	580,083
69,000	Monmouth Real Estate Investment Corp.	718,980
34,700	Ramco-Gershenson Properties Trust	585,389
44,317	Retail Properties of America Inc., Class A Shares	678,050
14,783	Starwood Property Trust Inc.	300,538
44,900	Summit Hotel Properties Inc.	598,517
26,500	Washington Real Estate Investment Trust	729,015

	Total Real Estate Investment Trusts (REITs)	13,931,380

Real Estate Management & Development - 0.3%
17,500	Alexander & Baldwin Inc.	663,425

Thrifts & Mortgage Finance - 0.3%
27,200	Washington Federal Inc.	702,848

	TOTAL FINANCIALS	55,878,761

HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 2.6%
16,000	Haemonetics Corp.*	515,840
154,740	Invacare Corp.	3,082,421
16,163	STERIS PLC(a)	1,234,530
6,100	Teleflex Inc.	803,370

	Total Health Care Equipment & Supplies	5,636,161

Health Care Providers & Services - 1.2%
41,950	Owens & Minor Inc.	1,615,495
18,100	VCA Inc.*	996,043

	Total Health Care Providers & Services	2,611,538

Life Sciences Tools & Services - 0.4%
26,590	VWR Corp.*	709,421

	TOTAL HEALTH CARE	8,957,120

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
INDUSTRIALS - 24.7%
Aerospace & Defense - 1.0%
8,000	Elbit Systems Ltd.(a)	$707,200
8,800	Orbital ATK Inc.	756,008
14,900	Triumph Group Inc.	596,745

	Total Aerospace & Defense	2,059,953

Airlines - 0.2%
33,100	WestJet Airlines Ltd.	525,141

Building Products - 2.6%
228,957	NCI Building Systems Inc.*	2,715,430
221,100	Ply Gem Holdings Inc.*	2,918,520

	Total Building Products	5,633,950

Commercial Services & Supplies - 3.7%
20,500	Deluxe Corp.	1,202,325
37,500	Ennis Inc.	749,625
21,000	Essendant Inc.	760,620
401,596	InnerWorkings Inc.*	3,437,662
24,935	Knoll Inc.	555,552
5,900	UniFirst Corp.	640,622
23,996	West Corp.	611,898

	Total Commercial Services & Supplies	7,958,304

Construction & Engineering - 4.1%
86,050	Granite Construction Inc.	3,508,259
350,116	Great Lakes Dredge & Dock Corp.*	1,586,025
10,700	KBR Inc.	208,008
257,051	Layne Christensen Co.*(a)	1,514,030
63,700	MasTec Inc.*	1,301,391
35,000	Primoris Services Corp.	807,800

	Total Construction & Engineering	8,925,513

Electrical Equipment - 2.7%
10,100	EnerSys	594,890
96,150	Powell Industries Inc.	3,375,827
20,061	Regal Beloit Corp.	1,293,132
26,600	Thermon Group Holdings Inc.*	484,386

	Total Electrical Equipment	5,748,235

Machinery - 6.9%
25,919	Altra Industrial Motion Corp.	726,250
29,962	Barnes Group Inc.	1,154,136
144,326	Briggs & Stratton Corp.	2,747,967
6,700	CIRCOR International Inc.	304,515
13,100	Crane Co.	681,462
57,224	Douglas Dynamics Inc.	1,331,030
9,100	EnPro Industries Inc.	456,274
241,745	Harsco Corp.	2,523,818
49,600	ITT Corp.	1,969,616
332,092	Mueller Water Products Inc., Class A Shares	3,095,098

	Total Machinery	14,990,166

Marine - 0.6%
6,900	Kirby Corp.*	445,740
15,400	Matson Inc.	796,334

	Total Marine	1,242,074

Professional Services - 1.6%
157,400	Mistras Group Inc.*	3,388,822

Road & Rail - 0.5%
11,250	Saia Inc.*	275,738
31,300	Werner Enterprises Inc.	843,848

	Total Road & Rail	1,119,586

Trading Companies & Distributors - 0.8%
15,300	Applied Industrial Technologies Inc.	652,545
38,700	H&E Equipment Services Inc.	774,387
6,500	WESCO International Inc.*	312,325

	Total Trading Companies & Distributors	1,739,257

	TOTAL INDUSTRIALS	53,331,001

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.4%
134,500	Brocade Communications Systems Inc.	$1,262,282
37,560	CommScope Holding Co., Inc.*	1,074,967
22,000	NetScout Systems Inc.*	728,200

	Total Communications Equipment	3,065,449

Electronic Equipment, Instruments & Components - 2.1%
45,300	AVX Corp.	611,097
21,131	Methode Electronics Inc.	762,406
7,413	SYNNEX Corp.	698,824
15,700	Tech Data Corp.*	1,062,105
118,200	Vishay Intertechnology Inc.	1,408,944

	Total Electronic Equipment, Instruments & Components	4,543,376

Internet Software & Services - 0.2%
5,642	j2 Global Inc.	454,012

IT Services - 0.9%
22,300	Booz Allen Hamilton Holding Corp., Class A Shares	679,035
20,600	Convergys Corp.	530,656
18,000	CSG Systems International Inc.	643,140

	Total IT Services	1,852,831

Semiconductors & Semiconductor Equipment - 1.2%
19,400	Cirrus Logic Inc.*	641,364
94,600	ON Semiconductor Corp.*	1,036,816
40,800	Teradyne Inc.	847,824

	Total Semiconductors & Semiconductor Equipment	2,526,004

Software - 1.3%
26,649	Mentor Graphics Corp.	499,136
24,800	PTC Inc.*	893,792
29,900	Synopsys Inc.*	1,497,392

	Total Software	2,890,320

Technology Hardware, Storage & Peripherals - 0.8%
22,400	Electronics for Imaging Inc.*	1,099,392
25,000	Super Micro Computer Inc.*	614,000

	Total Technology Hardware, Storage & Peripherals	1,713,392

	TOTAL INFORMATION TECHNOLOGY	17,045,384

MATERIALS - 10.1%
Chemicals - 3.7%
14,100	Albemarle Corp.	755,196
14,300	Cabot Corp.	622,622
36,600	Chemtura Corp.*	1,124,352
29,200	H.B. Fuller Co.	1,162,452
11,000	Innophos Holdings Inc.	326,920
327,850	Intrepid Potash Inc.*	1,176,981
10,300	Methanex Corp.	403,966
54,800	Olin Corp.	1,192,996
11,600	Scotts Miracle-Gro Co. (The), Class A Shares	809,564
3,215	Terra Nitrogen Co. LP(a)	338,218

	Total Chemicals	7,913,267

Construction Materials - 1.3%
147,838	Headwaters Inc.*	2,834,054

Containers & Packaging - 1.4%
44,199	Berry Plastics Group Inc.*	1,607,076
13,130	Silgan Holdings Inc.	713,353
16,400	Sonoco Products Co.	718,648

	Total Containers & Packaging	3,039,077

Metals & Mining - 2.9%
7,400	Compass Minerals International Inc.	622,636
20,137	Dominion Diamond Corp.	166,130
37,900	HudBay Minerals Inc.	168,655
10,200	Kaiser Aluminum Corp.	874,344
16,500	Royal Gold Inc.	593,175
29,000	Ryerson Holding Corp.*(a)	143,840
183,700	Schnitzer Steel Industries Inc., Class A Shares(a)	3,032,887
33,800	Steel Dynamics Inc.	587,782

	Total Metals & Mining	6,189,449

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units		Security	Value
Paper & Forest Products - 0.8%
12,600		Clearwater Paper Corp.*	$615,006
23,600		P.H. Glatfelter Co.	419,844
17,652		Schweitzer-Mauduit International Inc.	738,207

		Total Paper & Forest Products	1,773,057

		TOTAL MATERIALS	21,748,904

UTILITIES - 3.0%
Electric Utilities - 1.3%
12,700		ALLETE Inc.	647,065
17,800		El Paso Electric Co.	687,970
27,700		Great Plains Energy Inc.	747,623
17,900		Portland General Electric Co.	660,868

		Total Electric Utilities	2,743,526

Gas Utilities - 0.8%
35,600		Questar Corp.	674,620
17,700		Southwest Gas Corp.	992,616

		Total Gas Utilities	1,667,236

Multi-Utilities - 0.9%
28,200		Black Hills Corp.	1,210,344
16,000		NorthWestern Corp.	872,480

		Total Multi-Utilities	2,082,824

		TOTAL UTILITIES	6,493,586

		TOTAL COMMON STOCKS (Cost - $177,756,839)	206,674,237

CLOSED END MUTUAL FUND SECURITIES - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
43,300		Central Fund of Canada Ltd., Class A Shares (Cost - $583,107)	436,464

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $178,339,946)	207,110,701

Face Amount
SHORT-TERM INVESTMENTS(b) - 7.6%
MONEY MARKET FUND - 3.8%
$ 8,159,337		Invesco STIT - Government & Agency Portfolio(c) (Cost - $8,159,337)	8,159,337

TIME DEPOSITS - 3.8%
1,757,321		Bank of Montreal - London, 0.030% due 12/1/15	1,757,321
5,592,151		Barclays Bank PLC - London, 0.030% due 12/1/15	5,592,151
12,246	CAD	BBH - Grand Cayman, 0.050% due 12/1/15	9,172
588,081		BNP Paribas - Paris, 0.030% due 12/1/15	588,081
369,268		DNB - Oslo, 0.030% due 12/1/15	369,268

		TOTAL TIME DEPOSITS (Cost - $8,315,993)	8,315,993

		TOTAL SHORT-TERM INVESTMENTS (Cost - $16,475,330)	16,475,330

		TOTAL INVESTMENTS - 103.7% (Cost - $194,815,276#)	223,586,031

		Liabilities in Excess of Other Assets - (3.7)%	(8,003,871)

		TOTAL NET ASSETS - 100.0%	$215,582,160

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.8%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Abbreviations used in this schedule:

PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar

Summary of Investments by Security Sector^
Financials	25.2%
Industrials	23.9
Consumer Discretionary	10.7
Materials	9.7
Information Technology	7.6
Energy	5.4
Health Care	4.0
Consumer Staples	3.2
Utilities	2.9
Short-Term Investments	7.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 96.0%
Australia - 2.4%
354,520	Amcor Ltd.	$3,459,534
294,866	BHP Billiton PLC	3,538,897
402,177	Brambles Ltd.	3,173,182
117,567	CIMIC Group Ltd.	2,133,458
98,852	CSL Ltd.	7,139,384
111,191	Sonic Healthcare Ltd.	1,637,416
522,622	Westfield Corp.	3,619,238
163,972	Westpac Banking Corp.	3,801,784

	Total Australia	28,502,893

Belgium - 0.8%
8,217	Anheuser-Busch InBev NV	1,057,789
85,200	KBC Groep NV	5,082,027
43,299	UCB SA	3,857,918

	Total Belgium	9,997,734

Brazil - 0.3%
330,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	971,430
275,200	Embraer SA	2,162,728

	Total Brazil	3,134,158

Canada - 2.3%
389,978	Baytex Energy Corp.	1,621,014
85,347	Cenovus Energy Inc.	1,263,074
111,697	Dollarama Inc.	7,470,448
249,275	Hudson’s Bay Co.	3,944,863
173,560	Imperial Oil Ltd.	5,638,880
162,049	Saputo Inc.	3,967,482
88,388	Toronto-Dominion Bank (The)	3,610,456

	Total Canada	27,516,217

China - 1.5%
33,779	Alibaba Group Holding Ltd., ADR*	2,840,138
6,957,500	CNOOC Ltd.	7,725,245
53,716	JD.com Inc., ADR*	1,648,007
3,426,000	Lenovo Group Ltd.	3,642,561
92,000	Tencent Holdings Ltd.	1,831,399

	Total China	17,687,350

Denmark - 1.5%
50,891	Coloplast AS, Class B Shares	4,125,487
112,065	Novo Nordisk AS, Class B Shares	6,160,568
85,717	Novozymes AS, Class B Shares	4,116,557
30,572	William Demant Holding AS*	2,933,348

	Total Denmark	17,335,960

Finland - 0.5%
887,993	Nokia OYJ	6,397,447

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
France - 11.4%
53,655	Accor SA	$2,262,078
81,453	Airbus Group SE	5,882,839
148,555	BNP Paribas SA	8,797,145
24,120	Cie Générale des Établissements Michelin	2,415,704
42,117	Danone SA	2,947,742
56,312	Dassault Systemes	4,479,043
179,334	Edenred	3,711,444
627,269	Engie SA	10,914,173
47,325	Essilor International SA	6,171,758
10,003	Hermes International	3,519,755
17,316	Iliad SA	3,859,328
242,014	Legrand SA	14,226,306
19,877	LVMH Moët Hennessy Louis Vuitton SE(a)	3,330,528
24,834	Pernod Ricard SA	2,823,868
37,767	Safran SA	2,786,124
139,826	Sanofi	12,421,931
238,121	Schneider Electric SE	15,074,009
43,105	SEB SA	4,410,999
156,007	Technip SA	8,166,030
237,807	Total SA	11,797,528
38,978	Valeo SA	6,025,173

	Total France	136,023,505

Germany - 7.1%
45,104	Bayer AG, Class Registered Shares	6,018,713
63,699	Bayerische Motoren Werke AG	6,950,612
65,111	Brenntag AG	3,556,857
38,989	Continental AG	9,418,813
101,720	Deutsche Bank AG, Class Registered Shares	2,612,633
45,041	Fresenius Medical Care AG & Co. KGaA	3,721,275
89,645	GEA Group AG	3,718,168
29,455	HeidelbergCement AG	2,344,701
479,188	Infineon Technologies AG	7,103,740
70,625	Linde AG	12,328,728
90,776	ProSiebenSat.1 Media SE	4,766,028
215,239	SAP SE	16,951,474
28,866	Symrise AG	1,953,845
67,854	United Internet AG, Class Registered Shares	3,617,197

	Total Germany	85,062,784

Hong Kong - 2.5%
939,600	AIA Group Ltd.	5,625,019
1,438,000	Brilliance China Automotive Holdings Ltd.	1,824,547
1,341,377	China Merchants Holdings International Co., Ltd.	4,375,526
1,178,000	China Mobile Ltd.	13,549,691
97,040	Jardine Strategic Holdings Ltd.	2,616,831
357,000	Link REIT	2,181,898

	Total Hong Kong	30,173,512

India - 0.8%
96,629	HDFC Bank Ltd.	1,565,832
92,158	Hero MotoCorp Ltd.	3,720,308
297,260	ICICI Bank Ltd., ADR	2,470,231
1,041,370	Idea Cellular Ltd.	2,217,227

	Total India	9,973,598

Ireland - 1.1%
222,035	Experian PLC	4,103,734
272,508	James Hardie Industries PLC	3,229,191
44,261	Kerry Group PLC, Class A Shares	3,570,330
32,636	Ryanair Holdings PLC, ADR	2,509,708

	Total Ireland	13,412,963

Israel - 0.4%
34,311	Check Point Software Technologies Ltd.*	2,995,007
25,846	Teva Pharmaceutical Industries Ltd., ADR	1,626,489

	Total Israel	4,621,496

Italy - 0.3%
957,565	Intesa Sanpaolo SpA	3,275,500
85,200	Prada SpA(a)	299,322

	Total Italy	3,574,822

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Japan - 12.1%
43,500	ABC-Mart Inc.	$2,369,536
160,600	Astellas Pharma Inc.	2,263,590
72,100	Bridgestone Corp.	2,568,862
29,200	Daikin Industries Ltd.	2,054,191
23,800	Disco Corp.(a)	2,285,499
135,100	East Japan Railway Co.	12,768,041
10,800	FANUC Corp.	1,925,246
1,959,000	Hitachi Ltd.	11,576,169
111,400	Hoya Corp.	4,520,690
143,200	Japan Airlines Co., Ltd.	4,902,579
793,100	KDDI Corp.	19,718,771
11,800	Keyence Corp.	6,402,821
221,000	Kubota Corp.	3,691,436
69,800	Nabtesco Corp.	1,462,632
69,700	Nidec Corp.	5,396,804
295,400	Nikon Corp.(a)	3,968,331
161,900	Nippon Telegraph & Telephone Corp.	6,016,863
224,800	ORIX Corp.	3,234,900
258,300	Sekisui Chemical Co., Ltd.	3,081,266
160,200	Sekisui House Ltd.	2,712,324
68,000	Seven & i Holdings Co., Ltd.	3,051,604
49,700	Shin-Etsu Chemical Co., Ltd.	2,813,758
13,100	SMC Corp.	3,475,787
333,500	Sumitomo Mitsui Financial Group Inc.	12,738,059
71,100	Suntory Beverage & Food Ltd.	2,777,913
61,700	Suzuki Motor Corp.	1,898,939
161,200	Toyota Motor Corp.	9,999,743
63,700	Unicharm Corp.	1,344,747
867,100	Yahoo Japan Corp.	3,575,497

	Total Japan	144,596,598

Luxembourg - 0.2%
106,689	SES SA	2,956,011

Mexico - 0.4%
241,333	Grupo Financiero Banorte SAB de CV, Class O Shares	1,293,991
109,650	Grupo Televisa SAB, ADR	3,092,130

	Total Mexico	4,386,121

Netherlands - 4.6%
162,545	Aalberts Industries NV	5,362,452
83,645	ABN AMRO Group NV, GDR*(b)	1,756,897
274,267	Akzo Nobel NV	19,489,279
50,981	ASML Holding NV	4,705,941
63,994	Boskalis Westminster	2,846,048
61,946	Gemalto NV	3,909,652
64,293	Heineken NV	5,712,191
83,729	Koninklijke Vopak NV	3,630,119
850,535	PostNL NV*	2,839,976
198,174	Royal Dutch Shell PLC, Class A Shares	4,933,543

	Total Netherlands	55,186,098

Norway - 0.5%
227,117	DNB ASA	2,987,780
189,240	Statoil ASA(a)	2,917,081

	Total Norway	5,904,861

Singapore - 0.1%
147,432	DBS Group Holdings Ltd.	1,721,750

South Africa - 0.3%
257,728	Spar Group Ltd. (The)	3,234,826

South Korea - 2.6%
15,455	Hyundai Motor Co.	1,956,001
58,738	KT&G Corp.	5,418,945
10,101	Samsung Electronics Co., Ltd.	11,163,006
63,046	SK Telecom Co., Ltd.	12,701,798

	Total South Korea	31,239,750

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Spain - 2.8%
120,452	Amadeus IT Holding SA, Class A Shares	$4,828,024
294,348	Banco Bilbao Vizcaya Argentaria SA	2,441,109
1,707,975	CaixaBank SA	6,239,063
111,470	Grifols SA	5,277,631
173,962	Industria de diseno Textil SA	6,239,904
662,725	Prosegur Cia de Seguridad SA	2,960,456
41,783	Red Electrica Corp SA	3,582,264
56,517	Técnicas Reunidas SA(a)	2,256,882

	Total Spain	33,825,333

Sweden - 1.4%
175,238	Assa Abloy AB, Class B Shares	3,723,951
159,558	Atlas Copco AB, Class A Shares	4,273,182
62,612	Hexagon AB, Class B Shares	2,270,119
69,918	Swedish Match AB	2,409,934
365,871	Telefonaktiebolaget LM Ericsson, Class B Shares	3,560,407

	Total Sweden	16,237,593

Switzerland - 12.4%
87,727	ABB Ltd., Class Registered Shares*	1,660,202
217,556	Aryzta AG*	10,209,550
2,863	Barry Callebaut AG, Class Registered Shares*	2,974,321
127,713	Cie Financiere Richemont SA, Class Registered Shares	9,533,705
264,662	Clariant AG, Class Registered Shares*	4,869,726
20,344	Credit Suisse Group AG, Class Registered Shares*	436,350
3,110	Galenica AG, Class Registered Shares	4,538,198
638	Givaudan SA, Class Registered Shares*	1,149,525
41,826	Lonza Group AG, Class Registered Shares*	6,597,369
102,759	Nestlé SA, Class Registered Shares	7,612,765
193,435	Novartis AG, Class Registered Shares	16,498,758
88,673	Roche Holding AG	23,700,565
1,348	SGS SA, Class Registered Shares	2,573,696
978	Sika AG	3,307,014
27,572	Sonova Holding AG, Class Registered Shares	3,473,115
7,434	Swatch Group AG (The)	2,608,669
6,648	Swisscom AG	3,269,960
22,020	Syngenta AG, Class Registered Shares	8,109,258
92,060	Temenos Group AG, Class Registered Shares*	4,468,824
741,327	UBS Group AG	14,198,956
74,741	Wolseley PLC	4,338,204
45,917	Zurich Insurance Group AG*	12,072,698

	Total Switzerland	148,201,428

Taiwan - 0.4%
1,033,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,435,293

Thailand - 0.4%
3,253,100	CP ALL PCL	4,267,254

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
United Kingdom - 23.5%
143,053	Aggreko PLC	$2,165,222
221,282	ARM Holdings PLC	3,749,732
29,446	Associated British Foods PLC	1,571,479
57,575	Aveva Group PLC	1,901,568
1,565,688	Aviva PLC	12,051,699
1,158,390	Balfour Beatty PLC*	4,476,626
3,657,709	Barclays PLC	12,294,454
134,197	BG Group PLC	2,084,738
277,850	British American Tobacco PLC	16,185,878
1,259,781	BT Group PLC, Class A Shares	9,419,112
190,559	Bunzl PLC	5,510,234
342,125	Burberry Group PLC	6,410,932
166,709	Capita PLC	3,193,637
492,982	Diageo PLC	14,151,263
89,762	Dignity PLC	3,355,318
310,132	Domino’s Pizza Group PLC	4,906,418
380,818	Essentra PLC	4,978,043
738,729	GlaxoSmithKline PLC	15,008,129
2,363,076	HSBC Holdings PLC	18,915,112
692,577	ICAP PLC	5,309,153
46,738	Imperial Tobacco Group PLC	2,525,585
205,870	Inmarsat PLC	3,457,063
590,126	International Consolidated Airlines Group SA*	5,039,265
107,255	Intertek Group PLC	4,566,492
12,768,112	Lloyds Banking Group PLC	14,019,590
275,237	Prudential PLC	6,381,546
99,883	Reckitt Benckiser Group PLC	9,371,714
819,670	RELX NV	14,179,345
544,402	Rolls-Royce Holdings PLC*	4,972,673
588,398	Royal Mail PLC	4,307,608
260,968	Sky PLC	4,346,921
82,474	Spectris PLC	2,208,129
550,726	SSE PLC	11,893,895
153,512	Travis Perkins PLC	4,686,176
234,697	Tullett Prebon PLC	1,236,775
163,503	Unilever PLC	6,980,654
5,736,777	Vodafone Group PLC	19,374,915
73,533	Weir Group PLC (The)	1,330,246
25,836	Whitbread PLC	1,769,641
876,741	William Hill PLC	4,721,807
591,555	Worldpay Group PLC*(b)	2,663,825
130,595	WPP PLC	3,019,078

	Total United Kingdom	280,691,690

United States - 1.4%
112,420	Carnival Corp.	5,680,582
220,053	Carnival PLC	11,483,385

	Total United States	17,163,967

	TOTAL COMMON STOCKS (Cost - $1,152,016,858)	1,147,463,012

PREFERRED STOCK - 1.0%
Germany - 1.0%
93,358	Volkswagen AG, Class Preferred Shares, 1.800% (Cost - $19,748,345)	12,967,703

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,171,765,203)	1,160,430,715

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Face Amount †		Security	Value
SHORT-TERM INVESTMENTS(c) - 3.7%
MONEY MARKET FUND - 1.1%
$ 12,546,806		Invesco STIT - Government & Agency Portfolio(d) (Cost - $12,546,806)	$12,546,806

TIME DEPOSITS - 2.6%
815,836		Banco Santander SA - Frankfurt, 0.030% due 12/1/15	815,836
16,074,056		Bank of Montreal - London, 0.030% due 12/1/15	16,074,056
49,891	EUR	Bank of Montreal - London, (0.222)% due 12/1/15	52,712
4,852,522		Barclays Bank PLC - London, 0.030% due 12/1/15	4,852,522
		BBH - Grand Cayman:
34,854	CHF	(1.000)% due 12/1/15	33,869
627	EUR	(0.222)% due 12/1/15	663
21,230,193	JPY	0.005% due 12/1/15	172,463
5,626		0.030% due 12/1/15	5,626
5	GBP	0.080% due 12/1/15	7
3	SGD	0.100% due 12/1/15	2
1	AUD	1.249% due 12/1/15	1
1	NZD	1.600% due 12/1/15	1
9,311,182		BNP Paribas - Paris, 0.030% due 12/1/15	9,311,182
31,945	GBP	DNB - Oslo, 0.080% due 12/1/15	48,111

		TOTAL TIME DEPOSITS (Cost - $31,367,051)	31,367,051

		TOTAL SHORT-TERM INVESTMENTS (Cost - $43,913,857)	43,913,857

		TOTAL INVESTMENTS - 100.7% (Cost - $1,215,679,060#)	1,204,344,572

		Liabilities in Excess of Other Assets - (0.7)%	(8,886,615)

		TOTAL NET ASSETS - 100.0%	$1,195,457,957

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.6%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Summary of Investments by Security Sector^
Consumer Discretionary	15.6%
Industrials	14.6
Financials	14.4
Health Care	11.4
Information Technology	10.3
Consumer Staples	9.5
Telecommunication Services	7.8
Materials	6.3
Energy	4.3
Utilities	2.2
Short-Term Investments	3.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 98.4%
Argentina - 0.6%
137,954	YPF SA, ADR	$2,524,558

Brazil - 7.0%
1,198,422	AMBEV SA, ADR	5,716,473
186,843	Banco Bradesco SA, ADR	1,001,479
685,985	Banco do Brasil SA	2,888,787
491,938	BB Seguridade Participações SA	3,302,647
272,645	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	801,379
412,000	CCR SA	1,364,351
27,704	CETIP SA - Mercados Organizados	263,554
280,600	Cia Energética de Minas Gerais, ADR	479,826
694,956	Cielo SA	6,307,656
138,300	Cosan SA Indústria e Comércio	861,627
457,200	Estacio Participações SA	1,584,947
1,247,250	Gerdau SA, ADR	1,970,655
130,573	Localiza Rent a Car SA	896,860
180,200	Lojas Renner SA	815,216
124,400	Natura Cosméticos SA	681,124
255,000	Petróleo Brasileiro SA, ADR*	986,850
43,589	Ultrapar Participações SA	706,858
231,500	Vale SA, Class B Shares, ADR(a)	780,155
228,600	Via Varejo SA	206,835

	Total Brazil	31,617,279

Canada - 0.3%
308,790	First Quantum Minerals Ltd.	1,123,966

China - 14.8%
386,500	AAC Technologies Holdings Inc.	2,704,977
8,032,000	Agricultural Bank of China Ltd., Class H Shares(b)	3,071,269
40,185	Alibaba Group Holding Ltd., ADR*	3,378,755
1,270,000	Anhui Conch Cement Co., Ltd., Class H Shares(b)	3,455,131
11,045	Autohome Inc., ADR*	334,664
45,200	Baidu Inc., ADR*	9,852,244
11,200	Bitauto Holdings Ltd., ADR*	300,720
10,172,380	China Construction Bank Corp., Class H Shares(b)	6,976,488
1,844,000	China Medical System Holdings Ltd.	2,562,266
1,016,000	China Merchants Bank Co., Ltd., Class H Shares(b)	2,381,675
737,500	China Shenhua Energy Co., Ltd., Class H Shares(b)	1,149,976
1,812,000	CNOOC Ltd.	2,011,950
44,152	NetEase Inc., ADR	7,358,372
155,600	New Oriental Education & Technology Group Inc., ADR	4,515,512
778,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	4,244,610
319,460	Tencent Holdings Ltd.	6,359,335
138,841	Tsingtao Brewery Co., Ltd., Class H Shares(b)	623,053
184,910	Vipshop Holdings Ltd., ADR*	3,056,562
972,600	Weichai Power Co., Ltd., Class H Shares(b)	1,007,098
274,500	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares(b)	1,827,630

	Total China	67,172,287

Colombia - 0.5%
86,354	Bancolombia SA, ADR	2,447,272

Egypt - 0.3%
323,316	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	1,512,807

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Hong Kong - 5.3%
84,013	China Mobile Ltd., ADR	$4,828,227
189,576	China Resources Beer Holdings Co., Ltd.	368,200
3,121,000	China State Construction International Holdings Ltd.	4,694,326
29,500	CK Hutchison Holdings Ltd.	385,062
52,300	CLP Holdings Ltd.	437,417
13,850	Hong Kong Exchanges and Clearing Ltd.	360,773
2,625,200	Huabao International Holdings Ltd.	834,484
416,904	Link REIT	2,548,017
57,500	Melco Crown Entertainment Ltd., ADR(a)	934,375
566,949	Power Assets Holdings Ltd.	5,070,594
902,500	Techtronic Industries Co., Ltd.	3,684,110

	Total Hong Kong	24,145,585

Hungary - 0.6%
124,735	OTP Bank PLC	2,570,989

India - 14.4%
573,972	Adani Ports & Special Economic Zone Ltd.	2,310,846
424,801	Aurobindo Pharma Ltd.	5,154,762
89,889	Axis Bank Ltd., Class Registered Shares, GDR	3,165,384
187,004	Cipla Ltd.	1,811,912
54,704	Colgate-Palmolive India Ltd.	794,703
24,365	Dr Reddy’s Laboratories Ltd.	1,142,524
2,532	Dr Reddy’s Laboratories Ltd., ADR	118,599
91,116	Glenmark Pharmaceuticals Ltd.	1,343,645
182,924	HCL Technologies Ltd.	2,393,697
397,649	HDFC Bank Ltd.	6,443,733
71,940	HDFC Bank Ltd., ADR	4,181,153
226,417	Hindustan Unilever Ltd.	2,764,052
466,125	Housing Development Finance Corp., Ltd.	8,524,611
342,500	ICICI Bank Ltd., ADR	2,846,175
44,128	Infosys Ltd.	716,966
131,500	Infosys Ltd., ADR	2,193,420
1,288,643	ITC Ltd.	6,698,402
173,792	Kotak Mahindra Bank Ltd.	1,806,086
5,461	Nestle India Ltd.	481,137
205,894	Reliance Industries Ltd.	2,989,223
83,710	Shriram Transport Finance Co., Ltd.	1,114,929
317,853	Sun Pharmaceutical Industries Ltd.	3,481,708
74,906	Tata Consultancy Services Ltd.	2,673,194
40,773	Westlife Development Ltd.*(c)	149,656

	Total India	65,300,517

Indonesia - 5.3%
4,146,200	Astra International Tbk PT	1,771,956
2,769,327	Bank Central Asia Tbk PT	2,475,865
4,347,162	Bank Mandiri Persero Tbk PT	2,665,620
3,443,200	Bank Rakyat Indonesia Persero Tbk PT	2,674,479
317,800	Hanjaya Mandala Sampoerna Tbk PT	2,339,924
617,326	Matahari Department Store Tbk PT	693,585
1,640,400	Semen Indonesia Persero Tbk PT	1,256,529
15,149,576	Telekomunikasi Indonesia Persero Tbk PT	3,217,833
105,800	Telekomunikasi Indonesia Persero Tbk PT, ADR	4,497,558
570,908	Unilever Indonesia Tbk PT	1,514,750
989,278	United Tractors Tbk PT	1,161,673

	Total Indonesia	24,269,772

Jersey, Channel Islands - 0.5%
17,674	Randgold Resources Ltd.	1,073,448
21,051	Randgold Resources Ltd., ADR	1,275,691

	Total Jersey, Channel Islands	2,349,139

Macau - 0.4%
229,434	Sands China Ltd.	771,161
800,200	Wynn Macau Ltd.(a)	998,394

	Total Macau	1,769,555

Malaysia - 0.7%
139,585	British American Tobacco Malaysia Bhd	1,895,866
302,400	Public Bank Bhd	1,304,238

	Total Malaysia	3,200,104

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Mexico - 4.6%
72,600	América Móvil SAB de CV, Class L Shares, ADR	$1,175,394
62,077	Fomento Económico Mexicano SAB de CV, ADR	5,982,981
757,200	Grupo Financiero Banorte SAB de CV, Class O Shares	4,059,993
696,671	Grupo México SAB de CV, Class B Shares	1,520,650
59,189	Grupo Televisa SAB, ADR	1,669,130
93,206	Industrias Peñoles SAB de CV	1,169,003
652,400	Kimberly-Clark de México SAB de CV, Class A Shares	1,541,669
1,405,653	Wal-Mart de Mexico SAB de CV, Class V Shares	3,735,386

	Total Mexico	20,854,206

Netherlands - 0.7%
34,729	Heineken NV	3,085,541

Pakistan - 0.9%
1,197,455	Habib Bank Ltd.	2,324,818
731,962	Oil & Gas Development Co., Ltd.	843,551
924,216	Pakistan Petroleum Ltd.	1,011,940

	Total Pakistan	4,180,309

Peru - 0.9%
38,130	Credicorp Ltd.	4,026,909

Philippines - 0.5%
52,900	Philippine Long Distance Telephone Co., ADR	2,315,433

Poland - 0.2%
82,761	Eurocash SA	1,062,165

Russia - 6.9%
1,156,367	Alrosa AO*	911,090
577,968	Gazprom OAO, ADR	2,378,964
65,192	Lukoil PJSC, ADR	2,508,854
20,714	Magnit PJSC, Class Registered Shares, GDR	996,997
7,973	Magnit PJSC, GDR(d)	384,458
92,400	MegaFon PJSC, GDR(d)	1,398,699
222,900	Mobile Telesystems OJSC, ADR(a)	1,571,445
30,301	NovaTek OAO, Class Registered Shares, GDR	2,829,489
5,921,506	Sberbank of Russia PJSC*	9,200,451
257,183	TMK OAO, Class Registered Shares, GDR	873,321
217,812	X5 Retail Group NV, Class Registered Shares, GDR*	4,922,901
191,000	Yandex NV, Class A Shares*	3,176,330

	Total Russia	31,152,999

South Africa - 5.1%
67,636	Bidvest Group Ltd. (The)	1,574,600
106,523	Imperial Holdings Ltd.	1,118,310
134,004	MTN Group Ltd.	1,345,085
34,330	Naspers Ltd., Class N Shares	5,114,120
48,546	Nedbank Group Ltd.	708,240
855,174	Petra Diamonds Ltd.	825,855
745,277	PPC Ltd.	863,892
141,063	Remgro Ltd.	2,530,353
309,672	Sanlam Ltd.	1,318,995
207,959	Shoprite Holdings Ltd.	2,040,509
270,083	Standard Bank Group Ltd.	2,424,874
137,665	Vodacom Group Ltd.(a)	1,390,137
254,346	Woolworths Holdings Ltd.	1,794,220

	Total South Africa	23,049,190

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
South Korea - 10.2%
5,984	Amorepacific Corp.	$2,082,204
32,141	CJ CGV Co., Ltd.(a)	3,192,040
30,353	Coway Co., Ltd.	2,211,733
43,932	Hansae Co., Ltd.(a)	2,145,035
342,283	Hanwha Life Insurance Co., Ltd.	2,250,744
13,602	Hotel Shilla Co., Ltd.(a)	1,059,026
13,093	Hyundai Mobis Co., Ltd.	2,826,843
10,159	Kangwon Land Inc.	335,410
84,138	KB Financial Group Inc.	2,557,347
25,845	Korea Aerospace Industries Ltd.	1,865,295
23,665	KT&G Corp.	2,183,243
3,037	LG Household & Health Care Ltd.	2,634,630
792	Orion Corp.	781,609
4,528	Samlip General Foods Co., Ltd.(a)	1,098,687
9,086	Samsung Electronics Co., Ltd.	10,041,290
8,777	Samsung Fire & Marine Insurance Co., Ltd.	2,319,188
106,731	Shinhan Financial Group Co., Ltd.	3,828,566
111,625	SK Hynix Inc.	3,041,290

	Total South Korea	46,454,180

Spain - 0.3%
383,094	Cemex Latam Holdings SA*	1,102,525

Taiwan - 6.1%
1,968,000	Advanced Semiconductor Engineering Inc.	2,108,047
252,100	Catcher Technology Co., Ltd.	2,433,036
192,473	Hiwin Technologies Corp.	897,285
696,750	Hon Hai Precision Industry Co., Ltd.	1,789,582
449,480	Hota Industrial Manufacturing Co., Ltd.	1,736,058
31,000	Largan Precision Co., Ltd.	2,379,004
223,074	President Chain Store Corp.	1,427,078
60,000	Silicon Motion Technology Corp., ADR	1,996,200
2,536,737	Taiwan Semiconductor Manufacturing Co., Ltd.	10,891,745
83,342	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,896,864

	Total Taiwan	27,554,899

Thailand - 3.3%
354,500	Advanced Info Service PCL	1,973,842
33,931	Airports of Thailand PCL	294,517
276,828	Bangkok Bank PCL, Class Registered Shares	1,320,191
1,379,300	Bangkok Dusit Medical Services PCL, Class F Shares	781,462
3,302,800	CP ALL PCL	4,332,448
520,600	Kasikornbank PCL	2,466,633
556,864	PTT Exploration & Production PCL	1,014,105
117,900	Siam Cement PCL (The), Class Registered Shares	1,471,772
3,104,900	Thai Beverage PCL	1,506,303

	Total Thailand	15,161,273

Turkey - 2.9%
779,867	Akbank TAS	1,854,522
433,035	Aselsan Elektronik Sanayi Ve Ticaret AS	2,468,709
2,205,959	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	2,104,537
92,508	Ford Otomotiv Sanayi AS	1,038,026
367,512	KOC Holding AS	1,512,128
483,336	Turkcell Iletisim Hizmetleri AS	1,841,135
431,254	Türkiye Garanti Bankasi AS	1,083,205
883,361	Türkiye Is Bankasi, Class C Shares	1,433,796

	Total Turkey	13,336,058

United Kingdom - 4.8%
190,174	British American Tobacco PLC	11,115,411
110,229	SABMiller PLC	6,678,931
93,340	Unilever NV	4,090,922

	Total United Kingdom	21,885,264

United States - 0.3%
178,450	Freeport-McMoRan Inc.	1,459,721

	TOTAL COMMON STOCKS (Cost - $469,024,325)	446,684,502

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Face Amount †		Security	Value
SHORT-TERM INVESTMENTS(e) - 4.0%
MONEY MARKET FUND - 1.8%
$ 8,222,418		Invesco STIT - Government & Agency Portfolio(f) (Cost - $8,222,418)	$8,222,418

TIME DEPOSITS - 2.2%
4,658,526		ANZ National Bank - London, 0.030% due 12/1/15	4,658,526
4,572,657		Banco Santander SA - Frankfurt, 0.030% due 12/1/15	4,572,657
192	SGD	BBH - Grand Cayman, 0.100% due 12/1/15	136
882,930		JPMorgan Chase & Co. - New York, 0.030% due 12/1/15	882,930

		TOTAL TIME DEPOSITS (Cost - $10,114,249)	10,114,249

		TOTAL SHORT-TERM INVESTMENTS (Cost - $18,336,667)	18,336,667

		TOTAL INVESTMENTS - 102.4% (Cost - $487,360,992#)	465,021,169

		Liabilities in Excess of Other Assets - (2.4)%	(10,693,578)

		TOTAL NET ASSETS - 100.0%	$454,327,591

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)	Illiquid security.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Summary of Investments by Security Sector^
Financials	25.7%
Consumer Staples	18.4
Information Technology	18.1
Consumer Discretionary	9.3
Telecommunication Services	5.5
Energy	4.9
Industrials	4.8
Materials	4.5
Health Care	3.5
Utilities	1.3
Short-Term Investments	4.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.4%
U.S. GOVERNMENT OBLIGATIONS - 27.1%
		U.S. Treasury Bonds:
$ 1,440,000		4.500% due 2/15/36	$1,854,759
1,665,000		3.125% due 2/15/42	1,722,982
100,000		3.125% due 2/15/43	102,781
1,960,000		3.625% due 8/15/43	2,214,189
990,000		3.750% due 11/15/43	1,143,740
1,520,000		3.000% due 11/15/44	1,519,585
2,410,000		2.500% due 2/15/45	2,169,564
26,060,000		3.000% due 5/15/45	26,041,680
13,875,000		2.875% due 8/15/45	13,537,879
865,000		3.000% due 11/15/45	866,740
		U.S. Treasury Inflation Indexed Bonds:
2,157,930		2.000% due 1/15/16	2,202,988
1,366,747		2.500% due 7/15/16	1,391,332
479,297		0.625% due 1/15/24	478,978
2,029,253		0.125% due 7/15/24	1,947,989
7,092,547		0.250% due 1/15/25	6,842,414
1,577,913		2.375% due 1/15/25	1,816,376
288,433		2.125% due 2/15/40	346,724
652,885		0.750% due 2/15/42	586,428
667,536		0.625% due 2/15/43	577,697
3,889,858		1.375% due 2/15/44	4,045,755
4,915,888		0.750% due 2/15/45	4,380,420
		U.S. Treasury Inflation Indexed Notes:
2,328,458		0.125% due 4/15/16	2,317,650
1,204,752		0.125% due 4/15/17	1,203,590
4,539,722		0.375% due 7/15/23	4,480,375
2,964,988		0.375% due 7/15/25	2,902,136
		U.S. Treasury Notes:
70,000		0.750% due 6/30/17	69,896
2,540,000		0.625% due 9/30/17	2,527,549
5,530,000		0.750% due 10/31/17	5,511,314
190,000		0.625% due 11/30/17	188,753
1,600,000		0.875% due 11/30/17	1,598,250
675,000		1.000% due 5/15/18	673,418
8,332,000		0.875% due 10/15/18	8,252,746
15,825,000		1.250% due 11/15/18	15,836,742
2,550,000		1.625% due 4/30/19	2,572,761
1,060,000		3.125% due 5/15/19	1,122,979
20,000		1.625% due 7/31/19	20,151
250,000		1.750% due 9/30/19	252,759
200,000		1.500% due 10/31/19	200,219
1,560,000		1.625% due 12/31/19	1,566,733
310,000		1.375% due 4/30/20	307,112
2,490,000		1.625% due 6/30/20	2,489,950
7,140,000		1.375% due 9/30/20	7,046,566
29,487,400		1.375% due 10/31/20(a)	29,089,998
5,295,000		1.625% due 11/30/20	5,287,862
400,000		3.625% due 2/15/21	437,227
10,330,000		2.125% due 12/31/21	10,470,426
1,610,000		1.500% due 1/31/22	1,571,858
2,650,000		1.875% due 5/31/22	2,637,163
3,625,000		1.750% due 9/30/22	3,570,484

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$ 4,370,000		1.875% due 10/31/22	$4,336,626
5,940,000		2.000% due 11/30/22	5,942,091
6,610,000		2.250% due 11/15/24	6,641,629
12,780,000		2.000% due 8/15/25	12,526,649
4,800,000		2.250% due 11/15/25	4,814,251
945,000		U.S. Treasury STRIPS Principal, Principal Strip due 11/15/27(l)	694,619

		TOTAL U.S. GOVERNMENT OBLIGATIONS	224,953,532

U.S. GOVERNMENT AGENCIES - 2.3%
		Federal Farm Credit Banks:
1,260,000		0.217% due 9/14/16(b)	1,260,184
1,250,000		0.287% due 2/27/17(b)	1,250,243
1,130,000		0.255% due 4/26/17(b)	1,129,663
		Federal Home Loan Bank (FHLB):
345,000		4.000% due 9/1/28	378,884
1,520,000		stepbond to yield, 1.250% due 6/28/30	1,518,770
		Federal Home Loan Mortgage Corp. (FHLMC):
2,965,000		0.212% due 4/20/17(b)	2,963,256
1,225,000		1.200% due 10/29/18	1,215,836
810,000		1.250% due 10/2/19	799,340
130,000		1.620% due 11/21/19	130,318
		Federal National Mortgage Association (FNMA):
2,965,000		0.227% due 7/20/17(b)	2,962,598
3,010,000		0.202% due 10/5/17(b)	3,005,600
650,000		zero coupon bond to yield, 21.000% due 10/9/19(r)	601,587
405,000		7.125% due 1/15/30	597,127
575,000		Federal National Mortgage Association (FNMA), Principal Strip, due 1/15/30(l)	357,870
595,000		Federal National Mortgage Association (FNMA), Principal Strip, due 5/15/30(l)	367,503
1,325,000		Residual Funding Corp., Principal Strip, due 10/15/19(l)	1,238,585

		TOTAL U.S. GOVERNMENT AGENCIES	19,777,364

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $242,593,105)	244,730,896

CORPORATE BONDS & NOTES - 27.5%
Aerospace & Defense - 0.2%
		Lockheed Martin Corp., Senior Unsecured Notes:
190,000	BBB+	3.550% due 1/15/26	191,976
45,000	BBB+	3.600% due 3/1/35	40,601
115,000	BBB+	3.800% due 3/1/45	102,454
130,000	BBB	Northrop Grumman Corp., Senior Unsecured Notes, 3.850% due 4/15/45	116,131
		United Technologies Corp.:
910,000	BBB+	Junior Subordinated Notes, step bond to yield, 1.778% due 5/4/18	905,234
110,000	A-	Senior Unsecured Notes, 4.500% due 6/1/42	111,892

		Total Aerospace & Defense	1,468,288

Airlines - 0.5%
650,872	A	American Airlines Class A Pass Through Trust, Series 2013-2, Pass Thru Certificates, 4.950% due 1/15/23	694,806
345,113	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(c)	348,996
323,089	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(c)	333,185
82,380	A+	Continental Airlines Inc. Class A Pass Through Trust, Series 1998-1, Pass Thru Certificates, 6.648% due 9/15/17	84,749
265,953	A	Continental Airlines Inc. Class A-1 Pass Through Trust, Series 1999-2, Pass Thru Certificates, 7.256% due 3/15/20	288,559
765,029	A	Delta Air Lines Class A Pass Through Trust, Series 2009-1, Pass Thru Certificates, 7.750% due 12/17/19	860,658
139,291	A-	JetBlue Airways G-1 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.737% due 8/15/16(b)	138,838
625,000	BBB+	JetBlue Airways G-2 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.812% due 11/15/16(b)	618,750
288,586	BBB	Northwest Airlines Inc. Class A-1 Pass Through Trust, Pass Thru Certificates, 7.041% due 4/1/22	326,462

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$ 273,008	A+	UAL Pass Through Trust, Series 2009-1, Pass Thru Certificates, 10.400% due 11/1/16	$291,259
43,381	A	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	46,038

		Total Airlines	4,032,300

Automobiles - 0.3%
		Daimler Finance North America LLC, Company Guaranteed Notes:
330,000	A-	2.625% due 9/15/16(c)	333,683
600,000	A-	2.950% due 1/11/17(c)	608,193
250,000	A-	2.450% due 5/18/20(c)	247,785
740,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	711,380
		General Motors Co., Senior Unsecured Notes:
330,000	BBB-	6.250% due 10/2/43	356,572
455,000	BBB-	5.200% due 4/1/45	435,151

		Total Automobiles	2,692,764

Banks - 4.7%
		Bank of America Corp.:
		Senior Unsecured Notes:
600,000	A-	5.625% due 10/14/16	623,024
850,000	Baa1(d)	8.950% due 5/18/17(b)	881,896
1,584,000	Baa1(d)	9.570% due 6/6/17(b)	1,678,636
80,000	A-	5.750% due 12/1/17	86,147
350,000	A-	5.650% due 5/1/18	379,724
453,000	A-	2.600% due 1/15/19	458,288
375,000	A-	2.250% due 4/21/20	369,456
500,000	A-	5.000% due 5/13/21	550,772
830,000	A-	3.300% due 1/11/23	830,651
490,000	A-	4.125% due 1/22/24	512,326
280,000	A-	4.000% due 4/1/24	289,793
145,000	A-	3.875% due 8/1/25	148,671
570,000	A-	5.000% due 1/21/44	613,632
270,000	A-	4.875% due 4/1/44	287,261
		Subordinated Notes:
600,000	BBB+	5.420% due 3/15/17	627,568
990,000	BBB+	4.200% due 8/26/24	1,001,016
610,000	BBB+	4.000% due 1/22/25	606,550
400,000	BBB+	3.950% due 4/21/25	395,867
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	319,343
435,000	Aaa(d)	Bank of Nova Scotia (The), Covered Notes, 1.750% due 3/22/17(c)	438,276
		Barclays Bank PLC:
770,000	A-	Senior Unsecured Notes, 3.750% due 5/15/24	786,570
100,000	BBB-	Subordinated Notes, 5.140% due 10/14/20	109,874
		Barclays PLC:
230,000	BBB	Senior Unsecured Notes, 3.650% due 3/16/25	223,545
200,000	BB+	Subordinated Notes, 4.375% due 9/11/24	196,309
320,000	A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	323,661
250,000	A-	Branch Banking & Trust Co., Subordinated Notes, 3.625% due 9/16/25	252,889
315,000	Baa3(d)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17(c)	296,919
		Capital One Financial Corp.:
		Senior Unsecured Notes:
644,000	BBB	3.500% due 6/15/23	649,517
160,000	BBB	3.200% due 2/5/25	154,653
45,000	BBB-	Subordinated Notes, 4.200% due 10/29/25	44,934
800,000	BBB-	Chase Capital III, Limited Guaranteed Notes, 0.964% due 3/1/27(b)	686,000
		CIT Group Inc., Senior Unsecured Notes:
290,000	BB-	6.625% due 4/1/18(c)	309,937
300,000	BB-	5.000% due 8/15/22	307,125
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
340,000	BBB+	Bank Guaranteed Notes, 4.375% due 8/4/25	347,634
		Company Guaranteed Notes:
200,000	A+	3.375% due 1/19/17	204,788
310,000	BBB+	4.625% due 12/1/23	323,531
400,000	BBB-	Junior Subordinated Notes, 11.000%(b)(c)(e)	497,500
450,000	BBB	Credit Agricole SA, Subordinated Notes, 4.375% due 3/17/25(c)	443,158

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Credit Suisse AG:
$ 750,000	A	Senior Unsecured Notes, 1.700% due 4/27/18	$749,192
471,000	BBB	Subordinated Notes, 6.000% due 2/15/18	509,082
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
505,000	BBB+	2.750% due 3/26/20(c)	503,263
500,000	BBB+	3.800% due 9/15/22(c)	504,580
120,000	BBB+	Deutsche Bank AG, Senior Unsecured Notes, 3.700% due 5/30/24	120,003
		Discover Bank/Greenwood DE, Senior Unsecured Notes:
900,000	BBB	2.600% due 11/13/18	903,805
250,000	BBB	3.100% due 6/4/20	252,834
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(c)	1,661,624
		HSBC Holdings PLC:
210,000	Baa3(d)	Junior Subordinated Notes, 6.375%(b)(e)	207,910
		Subordinated Notes:
390,000	BBB+	4.250% due 8/18/25	393,402
500,000	BBB+	6.500% due 9/15/37	609,216
650,000	BBB+	5.250% due 3/14/44	686,382
385,000	A	HSBC USA Inc., Senior Unsecured Notes, 2.350% due 3/5/20	383,158
		ING Bank NV, Senior Unsecured Notes:
770,000	A	3.750% due 3/7/17(c)	792,009
335,000	A	1.800% due 3/16/18(c)	333,867
810,000	BB	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(c)	812,245
		Lloyds Bank PLC, Company Guaranteed Notes:
525,000	A	1.750% due 5/14/18	524,487
210,000	BBB	6.500% due 9/14/20(c)	246,287
600,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(e)	601,500
530,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 0.953% due 10/27/17(b)(c)	527,625
300,000	A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(c)	324,711
		Royal Bank of Canada, Covered Notes:
410,000	Aaa(d)	1.200% due 9/19/17	408,961
470,000	Aaa(d)	2.200% due 9/23/19	473,402
		Royal Bank of Scotland Group PLC:
40,000	B+	Junior Subordinated Notes, 7.648%(b)(e)	50,000
		Senior Unsecured Notes:
500,000	BBB-	1.875% due 3/31/17	500,251
550,000	BBB-	6.400% due 10/21/19	616,269
		Subordinated Notes:
130,000	BB	6.125% due 12/15/22	143,200
320,000	BB	6.100% due 6/10/23	348,711
220,000	BB	6.000% due 12/19/23	239,987
365,000	BB	5.125% due 5/28/24	375,998
90,000	BB+	Royal Bank of Scotland NV, Company Guaranteed Notes, 4.650% due 6/4/18	93,580
		Santander Holdings USA Inc., Senior Unsecured Notes:
219,000	BBB+	3.450% due 8/27/18	224,342
55,000	BBB+	2.650% due 4/17/20	54,420
120,000	BBB+	4.500% due 7/17/25	122,837
180,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	180,180
880,000	BBB	Standard Chartered PLC, Subordinated Notes, 5.700% due 3/26/44(c)	911,051
1,000,000	A	UBS AG, Senior Unsecured Notes, 1.375% due 6/1/17	997,130
630,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(b)(e)	609,997
		Wells Fargo & Co.:
		Senior Unsecured Notes:
345,000	A+	2.600% due 7/22/20	347,787
235,000	NR	2.550% due 12/7/20	234,749
165,000	A+	3.550% due 9/29/25	167,136
180,000	A+	3.900% due 5/1/45	167,074
		Subordinated Notes:
330,000	A	3.450% due 2/13/23	331,710
299,000	A	4.480% due 1/16/24	317,300
730,000	A	4.300% due 7/22/27	752,629
230,000	A	5.375% due 11/2/43	249,143
170,000	A	5.606% due 1/15/44	190,299

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$310,000	A	4.650% due 11/4/44	$304,371
190,000	A	4.900% due 11/17/45	193,821
250,000	A+	Wells Fargo Bank NA, Subordinated Notes, 6.000% due 11/15/17	271,243
100,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	101,750
480,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	526,660

		Total Banks	39,410,611

Beverages - 0.4%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
440,000	A-	5.000% due 4/15/20	485,167
200,000	A-	2.500% due 7/15/22	193,665
60,000	A-	3.750% due 7/15/42	52,963
185,000	AA	Coca-Cola Co. (The), Senior Unsecured Notes, 2.875% due 10/27/25	182,533
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	583,346
213,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	234,899
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	198,641
120,000	BBB+	Heineken NV, Senior Unsecured Notes, 1.400% due 10/1/17(c)	119,848
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22(a)	50,507
310,000	A	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/1/18	364,251
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(c)	202,651
390,000	BBB-	4.450% due 1/15/22(c)	407,107

		Total Beverages	3,075,578

Biotechnology - 0.5%
		Amgen Inc., Senior Unsecured Notes:
189,000	A	2.125% due 5/1/20	186,658
70,000	A	3.625% due 5/22/24	69,995
490,000	A	5.375% due 5/15/43	517,629
125,000	A	4.400% due 5/1/45	116,689
		Biogen Inc., Senior Unsecured Notes:
40,000	A-	4.050% due 9/15/25	40,401
35,000	A-	5.200% due 9/15/45	35,274
		Celgene Corp., Senior Unsecured Notes:
80,000	BBB+	3.250% due 8/15/22	80,087
260,000	BBB+	3.550% due 8/15/22	263,845
540,000	BBB+	3.875% due 8/15/25(a)	538,939
90,000	BBB+	5.250% due 8/15/43	91,468
830,000	BBB+	5.000% due 8/15/45	833,135
		Gilead Sciences Inc., Senior Unsecured Notes:
450,000	A-	3.700% due 4/1/24	463,117
735,000	A-	3.650% due 3/1/26	742,839
85,000	A-	4.800% due 4/1/44	86,344
180,000	A-	4.750% due 3/1/46	183,303

		Total Biotechnology	4,249,723

Capital Markets - 1.3%
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
345,000	A+	3.400% due 5/15/24	354,749
35,000	A+	3.000% due 2/24/25	34,603
450,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(b)(e)	322,875
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
300,000	A-	5.350% due 1/15/16	305,442
300,000	A-	0.769% due 3/22/16(b)	300,084
800,000	A-	6.250% due 9/1/17	864,219
225,000	A-	2.375% due 1/22/18	227,926
950,000	A-	6.150% due 4/1/18	1,041,633
799,000	A-	2.900% due 7/19/18	819,713
34,000	A-	2.625% due 1/31/19	34,627
150,000	A-	7.500% due 2/15/19	174,705
387,000	A-	2.550% due 10/23/19	390,923
256,000	A-	2.600% due 4/23/20	257,477
1,060,000	A-	6.000% due 6/15/20	1,211,125
40,000	A-	5.250% due 7/27/21	44,823

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$50,000	A-	3.500% due 1/23/25	$49,838
935,000	A-	3.750% due 5/22/25	948,810
630,000	A-	6.250% due 2/1/41	761,634
75,000	A-	4.800% due 7/8/44	75,985
650,000	A-	4.750% due 10/21/45	651,476
		Subordinated Notes:
350,000	BBB+	4.250% due 10/21/25	351,817
700,000	BBB+	6.750% due 10/1/37	841,637
340,000	BBB+	5.150% due 5/22/45	339,246
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(f)(g)	—

		Total Capital Markets	10,405,367

Chemicals - 0.2%
130,000	BBB-	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	121,757
		Dow Chemical Co. (The), Senior Unsecured Notes:
70,000	BBB	3.500% due 10/1/24	68,412
40,000	BBB	4.250% due 10/1/34	36,790
45,000	BBB	4.375% due 11/15/42	40,143
240,000	BB	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21	229,800
355,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	351,538
140,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	150,712
150,000	CCC+	Hexion Inc., Senior Secured Notes, 6.625% due 4/15/20	109,500
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	227,364
410,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(c)	384,887
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	65,370
33,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	36,361

		Total Chemicals	1,822,634

Commercial Services & Supplies - 0.2%
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	459,409
150,000	BBB+	Republic Services Inc., Senior Unsecured Notes, 3.200% due 3/15/25	145,827
210,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	213,280
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	43,456
110,000	A-	3.500% due 5/15/24	111,014
70,000	A-	7.375% due 5/15/29	91,343
110,000	A-	4.100% due 3/1/45	102,853
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(c)	136,688

		Total Commercial Services & Supplies	1,303,870

Consumer Finance - 0.6%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,000,000	BBB-	1.700% due 5/9/16	1,002,722
700,000	BBB-	0.794% due 11/8/16(b)	696,060
500,000	BBB-	6.625% due 8/15/17	535,134
225,000	BBB-	1.724% due 12/6/17	222,685
320,000	BBB-	8.125% due 1/15/20	380,087
390,000	BBB-	3.200% due 1/15/21	389,403
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB-	3.250% due 5/15/18	176,777
300,000	BBB-	3.150% due 1/15/20	297,901
170,000	BBB-	3.450% due 4/10/22	164,440
		Hyundai Capital America, Senior Unsecured Notes:
100,000	A-	2.125% due 10/2/17(c)	99,826
75,000	A-	2.400% due 10/30/18(c)	74,863
230,000	A-	3.000% due 10/30/20(c)	229,416
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	409,946

		Total Consumer Finance	4,679,260

Containers & Packaging - 0.0%
200,000	B+	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes, 3.337% due 12/15/19(b)(c)	197,000
		Rock-Tenn Co., Company Guaranteed Notes:
120,000	BBB	3.500% due 3/1/20	121,981

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$20,000	BBB	4.000% due 3/1/23	$20,443

		Total Containers & Packaging	339,424

Diversified Financial Services - 3.8%
		ACE INA Holdings Inc., Company Guaranteed Notes:
80,000	A	2.300% due 11/3/20	79,524
100,000	A	3.350% due 5/3/26	99,865
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	70,305
310,000	BB+	Subordinated Notes, 6.800% due 9/1/66(b)	314,681
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	21,699
2,280,000	A	7.250% due 2/1/18	2,540,442
600,000	BBB+	Capital One Bank USA NA, Senior Unsecured Notes, 1.200% due 2/13/17	597,101
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(c)	1,520,842
		Citigroup Inc.:
		Senior Unsecured Notes:
650,000	A-	1.250% due 1/15/16	651,157
1,200,000	A-	1.280% due 7/25/16(b)	1,203,150
500,000	A-	2.500% due 9/26/18	507,553
150,000	A-	8.125% due 7/15/39	220,058
710,000	A-	4.650% due 7/30/45	725,473
		Subordinated Notes:
410,000	BBB+	4.400% due 6/10/25	417,605
250,000	BBB+	5.500% due 9/13/25	275,077
1,190,000	BBB+	4.300% due 11/20/26	1,201,817
300,000	BBB+	4.450% due 9/29/27	300,507
30,000	BBB+	6.625% due 6/15/32	36,232
280,000	BBB+	6.675% due 9/13/43	346,927
370,000	BBB+	5.300% due 5/6/44	389,896
530,000	BB+	Junior Subordinated Notes, 5.950%(b)(e)	508,747
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(c)	126,097
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(b)(c)	1,298,422
240,000	AAA	FMS Wertmanagement AoeR, Government Guaranteed Notes, 1.125% due 9/5/17	240,142
		GE Capital International Funding Co., Company Guaranteed Notes:
912,000	AA+	0.964% due 4/15/16(c)	913,155
607,000	AA+	2.342% due 11/15/20(c)	605,926
1,460,000	AA+	4.418% due 11/15/35(c)	1,500,639
		General Electric Capital Corp., Company Guaranteed Notes:
90,000	AA+	5.550% due 5/4/20	102,817
141,000	AA	5.300% due 2/11/21	160,598
72,000	AA+	4.650% due 10/17/21	80,315
1,025,000	AA+	0.842% due 8/15/36(b)	872,843
122,000	AA+	6.150% due 8/7/37	154,824
298,000	AA+	6.875% due 1/10/39	408,870
650,000	A+	6.375% due 11/15/67(b)	692,250
430,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	499,137
270,000	B+	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(b)(c)	255,150
		International Lease Finance Corp., Senior Secured Notes:
880,000	BBB-	6.750% due 9/1/16(c)	913,000
1,230,000	BBB-	7.125% due 9/1/18(c)	1,353,000
		John Deere Capital Corp., Senior Unsecured Notes:
130,000	A	2.250% due 4/17/19	131,397
70,000	A	1.700% due 1/15/20	68,643
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
940,000	A	2.000% due 8/15/17	946,684
295,000	A	6.000% due 1/15/18	320,693
69,000	A	1.800% due 1/25/18	69,121
230,000	A	1.700% due 3/1/18	229,842
195,000	A	2.200% due 10/22/19	195,337
200,000	A	2.250% due 1/23/20	199,441

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$555,000	A	2.750% due 6/23/20	$561,997
90,000	A	4.400% due 7/22/20	96,981
190,000	A	3.900% due 7/15/25	197,225
		Subordinated Notes:
630,000	A-	6.125% due 6/27/17	670,844
190,000	A-	3.375% due 5/1/23	189,205
430,000	A-	3.875% due 9/10/24	432,923
489,000	A-	4.250% due 10/1/27	493,463
360,000	A-	4.950% due 6/1/45	365,542
900,000	BBB-	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.362% due 5/15/47(b)	681,750
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(c)	31,068
360,000	BB	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	366,300
496,850	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(c)	609,416
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(c)	97,000
		State Street Corp.:
430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	451,929
250,000	A+	Senior Unsecured Notes, 3.300% due 12/16/24	253,059
281,932	Baa2(d)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(c)	289,761
25,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	24,654
550,000	BBB+	UBS Group Funding Jersey Ltd., Company Guaranteed Notes, 4.125% due 9/24/25(c)	553,519
750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(b)(c)	763,125

		Total Diversified Financial Services	31,496,762

Diversified Telecommunication Services - 1.5%
		AT&T Inc., Senior Unsecured Notes:
500,000	BBB+	0.741% due 2/12/16(b)	499,878
330,000	BBB+	5.500% due 2/1/18	356,834
54,000	BBB+	2.375% due 11/27/18	54,766
10,000	BBB+	5.800% due 2/15/19	11,126
53,000	BBB+	2.300% due 3/11/19	53,770
265,000	BBB+	2.450% due 6/30/20	262,729
365,000	BBB+	3.000% due 6/30/22	361,496
1,230,000	BBB+	3.400% due 5/15/25	1,196,032
245,000	BBB+	4.500% due 5/15/35	230,655
5,000	BBB+	5.350% due 9/1/40	5,005
150,000	BBB+	5.550% due 8/15/41	154,477
70,000	BBB+	4.300% due 12/15/42	61,489
110,000	BBB+	4.800% due 6/15/44	103,345
195,000	BBB+	4.350% due 6/15/45	170,864
650,000	BBB+	4.750% due 5/15/46	611,257
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	223,286
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
80,000	B+	7.500% due 4/1/21	66,800
370,000	B+	5.500% due 8/1/23	277,500
		Verizon Communications Inc., Senior Unsecured Notes:
120,000	BBB+	3.450% due 3/15/21	123,488
900,000	BBB+	3.000% due 11/1/21	902,667
1,112,000	BBB+	5.150% due 9/15/23	1,245,053
284,000	BBB+	6.400% due 9/15/33	332,133
470,000	BBB+	4.400% due 11/1/34	446,541
200,000	BBB+	4.272% due 1/15/36	184,844
2,938,000	BBB+	6.550% due 9/15/43	3,555,148
65,000	BBB+	4.862% due 8/21/46	63,435
75,000	BBB+	5.012% due 8/21/54	71,246
520,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.000% due 10/15/24(c)	519,350

		Total Diversified Telecommunication Services	12,145,214

Electric Utilities - 1.6%
		Berkshire Hathaway Energy Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	291,003
275,000	BBB+	6.500% due 9/15/37	341,599
200,000	BB	Calpine Corp., Senior Secured Notes, 5.875% due 1/15/24(c)	207,500

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	$237,496
500,000	A	Duke Energy Carolinas LLC, 1st Mortgage Notes, 4.250% due 12/15/41	501,486
310,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	320,600
195,000	A	Duke Energy Florida LLC, 1st Mortgage Notes, 5.900% due 3/1/33	228,540
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(c)	854,663
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,048,916
		Exelon Corp., Senior Unsecured Notes:
755,000	BBB-	1.550% due 6/9/17	753,202
175,000	BBB-	2.850% due 6/15/20	175,625
105,000	BBB-	5.625% due 6/15/35	113,799
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	100,480
1,130,000	BB+	7.375% due 11/15/31	1,365,681
		Florida Power & Light Co., 1st Mortgage Notes:
55,000	A	4.950% due 6/1/35	60,550
275,000	A	5.950% due 2/1/38	346,804
264,601	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	298,999
350,000	BB+	IPALCO Enterprises Inc., Senior Secured Notes, 5.000% due 5/1/18	368,375
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(c)	730,265
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	976,478
487,147	B-	Mirant Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	502,371
870,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	1,046,660
235,000	A	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	229,722
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	562,602
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	488,559
200,000	A-	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43(c)	276,378
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	A-	6.000% due 5/15/37	154,220
25,000	A-	6.350% due 11/30/37	32,429
250,000	A-	4.000% due 1/15/43	239,652

		Total Electric Utilities	12,854,654

Electrical Equipment - 0.0%
30,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	30,177

Electronic Equipment, Instruments & Components - 0.0%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	338,981

Energy Equipment & Services - 0.2%
600,000	BB+	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	546,631
400,000	AA-	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(c)	418,262
		Williams Partners LP, Senior Unsecured Notes:
540,000	BBB	3.600% due 3/15/22	473,839
60,000	BBB	4.500% due 11/15/23	53,280
40,000	BBB	4.300% due 3/4/24	34,763
		Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes:
180,000	BBB	6.125% due 7/15/22	179,788
30,000	BBB	4.875% due 3/15/24	26,224

		Total Energy Equipment & Services	1,732,787

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
Food & Staples Retailing - 0.4%
		CVS Health Corp., Senior Unsecured Notes:
$550,000	BBB+	1.900% due 7/20/18	$553,448
269,000	BBB+	2.800% due 7/20/20	273,076
420,000	BBB+	2.750% due 12/1/22	409,802
305,000	BBB+	3.875% due 7/20/25	313,345
320,000	BBB+	4.875% due 7/20/35	335,391
50,000	BBB+	5.300% due 12/5/43	54,646
560,000	BBB+	5.125% due 7/20/45	599,009
259,128	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	288,130
90,000	BBB	Kroger Co. (The), Company Guaranteed Notes, 6.900% due 4/15/38	114,312

		Total Food & Staples Retailing	2,941,159

Food Products - 0.3%
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
900,000	BBB-	1.600% due 6/30/17(c)	901,295
150,000	BBB-	3.950% due 7/15/25(c)	153,394
140,000	BBB-	5.000% due 7/15/35(c)	145,004
90,000	BBB-	5.200% due 7/15/45(c)	94,012
156,000	BBB-	Secured Notes, 4.875% due 2/15/25(c)	166,400
270,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 4.000% due 2/1/24	280,099
40,000	BBB	Tyson Foods Inc., Company Guaranteed Notes, 5.150% due 8/15/44	41,999
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A-	2.400% due 10/21/18(c)	50,617
180,000	A-	2.900% due 10/21/19(c)	183,673
60,000	A-	3.375% due 10/21/20(c)	61,772

		Total Food Products	2,078,265

Health Care Equipment & Supplies - 0.3%
400,000	AA-	Baylor Scott & White Holdings, Unsecured Notes, 4.185% due 11/15/45	385,404
		Becton Dickinson & Co., Senior Unsecured Notes:
180,000	BBB+	3.734% due 12/15/24	183,612
60,000	BBB+	4.685% due 12/15/44	61,136
		Boston Scientific Corp., Senior Unsecured Notes:
65,000	BBB-	2.850% due 5/15/20	64,828
195,000	BBB-	3.850% due 5/15/25	193,206
10,000	BB-	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 5.625% due 10/15/23(c)	8,675
		Medtronic Inc., Company Guaranteed Notes:
100,000	A	4.450% due 3/15/20	109,045
165,000	A	3.625% due 3/15/24	170,981
1,115,000	A	3.500% due 3/15/25	1,130,124
100,000	A	5.550% due 3/15/40	116,655
80,000	A	4.625% due 3/15/45	82,327
330,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 4.450% due 8/15/45	306,682

		Total Health Care Equipment & Supplies	2,812,675

Health Care Providers & Services - 0.8%
165,000	A	Aetna Inc., Senior Unsecured Notes, 4.125% due 11/15/42	156,293
		Anthem Inc., Senior Unsecured Notes:
30,000	A	5.875% due 6/15/17	31,893
510,000	A	3.125% due 5/15/22	503,171
530,000	A	3.300% due 1/15/23	525,968
60,000	A	4.650% due 8/15/44	57,935
30,000	A	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	27,901
		DaVita HealthCare Partners Inc., Company Guaranteed Notes:
20,000	B+	5.125% due 7/15/24	19,987
60,000	B+	5.000% due 5/1/25	57,750
610,000	BBB+	Express Scripts Holding Co., Company Guaranteed Notes, 1.250% due 6/2/17	606,899

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$20,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(c)	$21,700
		HCA Inc.:
		Company Guaranteed Notes:
29,000	B+	6.500% due 2/15/16	29,332
210,000	B+	7.500% due 2/15/22	235,725
240,000	B+	5.375% due 2/1/25	236,700
		Senior Secured Notes:
10,000	BBB-	4.250% due 10/15/19	10,188
550,000	BBB-	6.500% due 2/15/20	609,812
		Humana Inc., Senior Unsecured Notes:
60,000	BBB+	3.150% due 12/1/22	59,245
70,000	BBB+	4.625% due 12/1/42	67,936
1,000,000	AA-	Providence Health & Services Obligated Group, Unsecured Notes, 1.276% due 10/1/17(b)	1,005,765
		Tenet Healthcare Corp.:
600,000	BB-	Senior Secured Notes, 3.837% due 6/15/20(b)(c)	594,750
140,000	CCC+	Senior Unsecured Notes, 6.750% due 6/15/23	131,425
		UnitedHealth Group Inc., Senior Unsecured Notes:
570,000	A+	3.375% due 11/15/21	591,118
160,000	A+	3.350% due 7/15/22	164,493
455,000	A+	3.750% due 7/15/25	472,410
95,000	A+	4.625% due 7/15/35	100,437
205,000	A+	4.250% due 3/15/43	202,413
110,000	A+	4.750% due 7/15/45	116,070

		Total Health Care Providers & Services	6,637,316

Hotels, Restaurants & Leisure - 0.1%
130,000	B-	1011778 BC ULC / New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(c)	135,200
300,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	309,000
390,000	BB	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	408,018
130,000	BBB+	McDonald’s Corp., Senior Unsecured Notes, 4.600% due 5/26/45	125,495

		Total Hotels, Restaurants & Leisure	977,713

Household Durables - 0.0%
150,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(c)	151,125

Household Products - 0.1%
245,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 2.650% due 3/1/25	237,841
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
200,000	B+	7.875% due 8/15/19	207,999
275,000	B+	5.750% due 10/15/20	282,563

		Total Household Products	728,403

Independent Power and Renewable Electricity Producers - 0.0%
		AES Corp., Senior Unsecured Notes:
60,000	BB-	7.375% due 7/1/21	62,100
90,000	BB-	4.875% due 5/15/23	81,562

		Total Independent Power and Renewable Electricity Producers	143,662

Industrial Conglomerates - 0.2%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	79,926
589,000	A-	2.750% due 11/2/22	575,313
160,000	A-	4.150% due 11/2/42	150,252
		General Electric Co., Senior Unsecured Notes:
530,000	AA+	2.700% due 10/9/22	532,102
220,000	AA+	4.500% due 3/11/44	227,483

		Total Industrial Conglomerates	1,565,076

Insurance - 0.7%
		American International Group Inc., Senior Unsecured Notes:
330,000	A-	4.875% due 6/1/22	360,440
195,000	A-	4.375% due 1/15/55	173,347

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
$400,000	AA	4.400% due 5/15/42	$397,933
275,000	AA	4.300% due 5/15/43	268,700
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	41,853
605,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(c)	604,408
250,000	A+	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	227,294
		MetLife Inc.:
870,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	960,262
320,000	A-	Senior Unsecured Notes, 4.050% due 3/1/45	301,977
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.627% due 12/15/24(b)(c)	816,553
390,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	455,736
595,000	A	Reliance Standard Life Global Funding II, Secured Notes, 2.150% due 10/15/18(c)	593,346
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(c)	223,531
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
290,000	AA-	6.850% due 12/16/39(c)	361,553
300,000	AA-	4.900% due 9/15/44(c)	308,798
50,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	51,018

		Total Insurance	6,146,749

Internet & Catalog Retail - 0.1%
250,000	AA-	Amazon.com Inc., Senior Unsecured Notes, 4.950% due 12/5/44	267,198
590,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22(c)	613,600

		Total Internet & Catalog Retail	880,798

Life Sciences Tools & Services - 0.0%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
235,000	BBB	3.600% due 8/15/21	241,163
20,000	BBB	5.300% due 2/1/44	21,603

		Total Life Sciences Tools & Services	262,766

Machinery - 0.0%
280,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	304,004

Media - 1.3%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	32,477
125,000	BBB+	8.500% due 2/23/25	163,606
15,000	BBB+	3.700% due 10/15/25(c)	15,094
25,000	BBB+	6.200% due 12/15/34	29,009
10,000	BBB+	6.900% due 8/15/39	12,180
200,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(c)	198,874
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
54,000	BB-	7.000% due 1/15/19	55,282
555,000	BB-	5.125% due 5/1/23(c)	550,838
		CCO Safari II LLC, Senior Secured Notes:
705,000	BBB-	3.579% due 7/23/20(c)	709,093
125,000	BBB-	4.464% due 7/23/22(c)	126,547
410,000	BBB-	4.908% due 7/23/25(c)	416,865
240,000	BBB-	6.384% due 10/23/35(c)	249,012
665,000	BBB-	6.484% due 10/23/45(c)	693,484
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	279,491
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	32,837
540,000	A-	5.700% due 5/15/18	593,791
170,000	A-	4.200% due 8/15/34	168,848
80,000	A-	6.500% due 11/15/35	101,973
40,000	A-	6.450% due 3/15/37	50,574
50,000	A-	6.950% due 8/15/37	66,565
90,000	A-	6.550% due 7/1/39	116,077
185,000	A-	4.650% due 7/15/42	193,196
108,000	A-	4.600% due 8/15/45	112,137
		Cox Communications Inc., Senior Unsecured Notes:
72,000	BBB	8.375% due 3/1/39(c)	81,305
10,000	BBB	4.700% due 12/15/42(c)	7,854

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$98,000	BBB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes, 4.600% due 2/15/21	$105,070
		Discovery Communications LLC, Company Guaranteed Notes:
8,000	BBB-	3.450% due 3/15/25	7,392
24,000	BBB-	4.875% due 4/1/43	20,397
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	5.125% due 5/1/20	19,700
230,000	BB-	6.750% due 6/1/21	232,013
60,000	BB-	5.875% due 7/15/22	55,875
150,000	BB-	5.875% due 11/15/24	134,625
900,000	A-	NBCUniversal Enterprise Inc., Company Guaranteed Notes, 0.858% due 4/15/16(b)(c)	900,980
375,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	378,611
305,000	BB-	Neptune Finco Corp., Senior Unsecured Notes, 6.625% due 10/15/25(c)	316,819
		Numericable-SFR SAS, Senior Secured Notes:
200,000	B+	6.000% due 5/15/22(c)	198,000
380,000	B+	6.250% due 5/15/24(c)	375,250
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	44,807
593,000	BBB	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	599,195
200,000	BBB	Sky PLC, Company Guaranteed Notes, 3.750% due 9/16/24(c)	198,928
		Time Warner Cable Inc., Company Guaranteed Notes:
510,000	BBB	8.250% due 4/1/19	590,824
200,000	BBB	5.000% due 2/1/20	212,920
140,000	BBB	4.125% due 2/15/21	144,356
90,000	BBB	7.300% due 7/1/38	97,671
60,000	BBB	5.875% due 11/15/40	58,152
240,000	BBB	5.500% due 9/1/41	221,248
80,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	96,559
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	108,487
110,000	BBB	4.750% due 3/29/21	119,498
370,000	BBB	7.700% due 5/1/32	472,668
30,000	BBB	6.250% due 3/29/41	33,921
100,000	B+	Univision Communications Inc., Senior Secured Notes, 6.750% due 9/15/22(c)	104,000
		Viacom Inc., Senior Unsecured Notes:
50,000	BBB	4.250% due 9/1/23	49,633
10,000	BBB	3.875% due 4/1/24	9,541
210,000	A	Walt Disney Co. (The), Senior Unsecured Notes, 2.150% due 9/17/20	211,848

		Total Media	11,175,997

Metals & Mining - 0.5%
		ArcelorMittal, Senior Unsecured Notes:
70,000	BB	6.500% due 3/1/21	61,425
170,000	BB	6.125% due 6/1/25	134,308
90,000	BB	8.000% due 10/15/39	68,412
740,000	BBB-	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	652,174
200,000	BBB-	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	189,649
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	415,320
190,000	A+	5.000% due 9/30/43	182,439
310,000	A-	6.750% due 10/19/75(b)(c)	309,612
120,000	BB+	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(c)	116,100
		Freeport-McMoRan Inc., Company Guaranteed Notes:
200,000	BBB-	4.000% due 11/14/21	147,000
205,000	BBB-	3.875% due 3/15/23	138,887
280,000	BBB	Glencore Finance Canada Ltd., Company Guaranteed Notes, 2.700% due 10/25/17(c)	257,155
390,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	468,244
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	495,323
		Vale Overseas Ltd., Company Guaranteed Notes:
72,000	BBB	4.375% due 1/11/22(a)	60,171
260,000	BBB	6.875% due 11/21/36	193,235

		Total Metals & Mining	3,889,454

Oil, Gas & Consumable Fuels - 2.6%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	169,367

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Anadarko Petroleum Corp., Senior Unsecured Notes:
$308,000	BBB	5.950% due 9/15/16	$318,506
827,000	BBB	6.375% due 9/15/17	885,384
200,000	BBB	3.450% due 7/15/24(a)	194,322
170,000	BBB	6.450% due 9/15/36	187,042
150,000	BBB	4.500% due 7/15/44	134,546
90,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	68,400
		BP Capital Markets PLC, Company Guaranteed Notes:
390,000	A	4.742% due 3/11/21	432,107
160,000	A	3.245% due 5/6/22	161,931
630,000	A	3.506% due 3/17/25	633,405
160,000	BB-	California Resources Corp., Company Guaranteed Notes, 5.500% due 9/15/21	96,800
300,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	141,000
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	92,250
50,000	BB+	5.500% due 10/1/22	48,750
230,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	261,899
		Continental Resources Inc., Company Guaranteed Notes:
60,000	BBB-	4.500% due 4/15/23	52,307
295,000	BBB-	4.900% due 6/1/44	213,801
		Devon Energy Corp., Senior Unsecured Notes:
214,000	BBB+	3.250% due 5/15/22	204,440
240,000	BBB+	5.600% due 7/15/41	222,693
29,000	BBB+	5.000% due 6/15/45	25,794
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	80,988
380,000	BBB	5.375% due 6/26/26	346,275
220,000	BBB	5.875% due 5/28/45	173,800
430,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	502,102
		Energy Transfer Partners LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	9,316
497,000	BBB-	4.050% due 3/15/25	426,775
103,000	BBB-	4.750% due 1/15/26	92,380
500,000	BBB-	8.250% due 11/15/29	588,329
200,000	BBB-	4.900% due 3/15/35	155,410
293,000	BBB-	6.500% due 2/1/42	261,880
110,000	BBB+	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	96,250
		Enterprise Products Operating LLC, Company Guaranteed Notes:
160,000	BBB+	6.300% due 9/15/17	171,991
295,000	BBB+	3.900% due 2/15/24	287,261
190,000	BBB+	3.750% due 2/15/25	180,114
150,000	BBB+	3.700% due 2/15/26	141,474
290,000	BBB+	5.100% due 2/15/45	264,438
30,000	BBB+	4.900% due 5/15/46	26,873
365,000	A-	EOG Resources Inc., Senior Unsecured Notes, 2.450% due 4/1/20	365,725
225,000	AAA	Exxon Mobil Corp., Senior Unsecured Notes, 3.567% due 3/6/45	214,386
		Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes:
298,000	BBB-	6.125% due 6/15/19	257,025
63,000	BBB-	6.875% due 2/15/23	51,188
		Halliburton Co., Senior Unsecured Notes:
90,000	A	2.700% due 11/15/20	90,265
270,000	A	3.800% due 11/15/25	272,191
10,000	BBB	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	11,372
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	233,723
75,000	BBB	7.875% due 9/15/31	92,546
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
170,000	BBB-	6.850% due 2/15/20	179,272
460,000	BBB-	6.500% due 4/1/20	487,774
200,000	BBB-	3.500% due 3/1/21	181,313
110,000	BBB-	4.300% due 5/1/24	91,710
165,000	BBB-	5.400% due 9/1/44	123,993

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$80,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	$71,889
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
140,000	BB	5.500% due 2/15/23	133,000
160,000	BB	4.875% due 12/1/24	142,700
210,000	BB	4.875% due 6/1/25	187,950
80,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	75,800
		Noble Energy Inc., Senior Unsecured Notes:
70,000	BBB	4.150% due 12/15/21	70,262
160,000	BBB	3.900% due 11/15/24	151,871
265,000	BBB	5.250% due 11/15/43	244,211
		Occidental Petroleum Corp., Senior Unsecured Notes:
120,000	A	3.125% due 2/15/22	120,781
110,000	A	4.625% due 6/15/45	112,894
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,147,833
1,800,000	BB	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,439,460
		Petroleos Mexicanos, Company Guaranteed Notes:
400,000	BBB+	6.000% due 3/5/20	431,884
920,000	BBB+	3.500% due 1/30/23	846,400
29,000	BBB+	6.625% due 6/15/35	28,426
220,000	BBB+	6.500% due 6/2/41	208,626
280,000	BBB+	6.375% due 1/23/45	261,100
285,000	BBB+	Phillips 66, Company Guaranteed Notes, 4.875% due 11/15/44	281,521
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
90,000	BBB+	3.650% due 6/1/22	82,762
165,000	BBB+	4.650% due 10/15/25	155,086
		QEP Resources Inc., Senior Unsecured Notes:
140,000	BB+	6.875% due 3/1/21	134,400
50,000	BB+	5.250% due 5/1/23	44,875
		Range Resources Corp., Company Guaranteed Notes:
30,000	BB+	5.000% due 8/15/22	26,700
260,000	BB+	5.000% due 3/15/23	231,400
110,000	BB+	4.875% due 5/15/25(c)	97,212
140,000	NR	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20(h)	700
330,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21(c)	337,923
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(c)	21,371
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	76,000
		Shell International Finance BV, Company Guaranteed Notes:
230,000	AA-	4.375% due 3/25/20	249,768
130,000	AA-	4.125% due 5/11/35	130,065
165,000	AA-	4.550% due 8/12/43	168,014
780,000	AA-	4.375% due 5/11/45	774,386
		Southern Natural Gas Co. LLC, Company Guaranteed Notes:
40,000	BBB-	5.900% due 4/1/17(c)	41,072
58,000	BBB-	8.000% due 3/1/32	61,149
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	571,283
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
80,000	BBB	3.450% due 1/15/23	69,653
25,000	BBB	5.300% due 4/1/44	19,425
55,000	BBB	5.350% due 5/15/45	42,945
800,000	BBB	Texas Eastern Transmission LP, Senior Unsecured Notes, 2.800% due 10/15/22(c)	735,022
3,000	BB+	Transocean Inc., Company Guaranteed Notes, 5.550% due 12/15/16	2,996
		Williams Cos., Inc. (The), Senior Unsecured Notes:
343,000	BB+	7.875% due 9/1/21	348,304
166,000	BB+	8.750% due 3/15/32	163,126

		Total Oil, Gas & Consumable Fuels	21,545,128

Paper & Forest Products - 0.1%
340,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	346,894
		International Paper Co., Senior Unsecured Notes:
249,000	BBB	3.650% due 6/15/24	248,894
33,000	BBB	4.800% due 6/15/44	30,725

		Total Paper & Forest Products	626,513

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
Pharmaceuticals - 1.0%
		AbbVie Inc., Senior Unsecured Notes:
$250,000	A	1.750% due 11/6/17	$250,987
1,000,000	A	1.800% due 5/14/18	1,000,523
460,000	A	2.900% due 11/6/22	448,151
160,000	A	3.600% due 5/14/25	158,852
205,000	A	4.500% due 5/14/35	199,807
130,000	A	4.400% due 11/6/42	121,389
		Actavis Funding SCS, Company Guaranteed Notes:
255,000	BBB-	1.850% due 3/1/17	255,767
200,000	BBB-	2.350% due 3/12/18	201,671
455,000	BBB-	3.000% due 3/12/20	462,306
120,000	BBB-	3.450% due 3/15/22	121,513
620,000	BBB-	3.800% due 3/15/25	625,986
70,000	BBB-	4.550% due 3/15/35	68,981
600,000	BBB-	4.750% due 3/15/45	600,541
130,000	BBB	Baxalta Inc., Senior Unsecured Notes, 5.250% due 6/23/45(c)	130,983
160,000	A+	Bristol-Myers Squibb Co., Senior Unsecured Notes, 4.500% due 3/1/44	172,504
780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	787,214
		Merck & Co., Inc., Senior Unsecured Notes:
130,000	AA	2.750% due 2/10/25	127,207
650,000	AA	3.700% due 2/10/45	602,730
45,000	BBB-	Mylan Inc., Company Guaranteed Notes, 5.400% due 11/29/43	42,985
		Pfizer Inc., Senior Unsecured Notes:
160,000	AA	3.400% due 5/15/24	163,789
130,000	AA	7.200% due 3/15/39	178,034
40,000	AA	4.300% due 6/15/43	39,782
30,000	AA	4.400% due 5/15/44	29,608
125,000	BBB+	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	120,427
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
450,000	B-	5.500% due 3/1/23(c)	388,125
450,000	B-	6.125% due 4/15/25(c)	390,375
200,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	238,788

		Total Pharmaceuticals	7,929,025

Real Estate Investment Trusts (REITs) - 1.0%
128,000	BBB-	American Tower Corp., Senior Unsecured Notes, 4.000% due 6/1/25	127,066
140,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	139,438
653,000	BBB	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	710,305
		ERP Operating LP, Senior Unsecured Notes:
750,000	A-	5.375% due 8/1/16	770,052
80,000	A-	4.500% due 7/1/44	81,615
		HCP Inc., Senior Unsecured Notes:
400,000	BBB+	3.750% due 2/1/16	401,899
500,000	BBB+	6.000% due 1/30/17	523,694
555,000	BBB+	4.250% due 11/15/23	561,126
120,000	BBB	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	124,368
		Simon Property Group LP, Senior Unsecured Notes:
80,000	A	3.375% due 3/15/22	82,400
55,000	A	3.375% due 10/1/24	55,488
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	470,835
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	123,200
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,228,086
1,000,000	BB+	Vereit Operating Partnership LP, Company Guaranteed Notes, 2.000% due 2/6/17	990,000
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(c)	651,522
1,395,000	BBB	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	1,505,864

		Total Real Estate Investment Trusts (REITs)	8,546,958

Road & Rail - 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	BBB+	4.375% due 9/1/42	142,905
385,000	BBB+	4.550% due 9/1/44	378,004
350,000	BBB+	4.150% due 4/1/45	322,420

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Union Pacific Corp., Senior Unsecured Notes:
$84,000	A	4.163% due 7/15/22	$91,351
310,000	A	2.750% due 4/15/23	307,595
64,000	A	3.875% due 2/1/55	57,209

		Total Road & Rail	1,299,484

Semiconductors & Semiconductor Equipment - 0.1%
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	72,994
100,000	A+	4.900% due 7/29/45	105,852
		Micron Technology Inc., Senior Unsecured Notes:
30,000	BB	5.500% due 2/1/25	27,900
60,000	BB	5.625% due 1/15/26(c)	55,275
275,000	A+	QUALCOMM Inc., Senior Unsecured Notes, 3.450% due 5/20/25	260,215

		Total Semiconductors & Semiconductor Equipment	522,236

Software - 0.5%
		Activision Blizzard Inc., Company Guaranteed Notes:
120,000	BB+	5.625% due 9/15/21(c)	126,675
630,000	BB+	6.125% due 9/15/23(c)	689,850
35,000	BBB	Fidelity National Information Services Inc., Company Guaranteed Notes, 3.500% due 4/15/23	33,678
		First Data Corp., Senior Secured Notes:
136,000	BB	5.375% due 8/15/23(c)	138,976
300,000	BB	5.000% due 1/15/24(c)	300,750
		Microsoft Corp., Senior Unsecured Notes:
195,000	AAA	2.650% due 11/3/22	195,801
250,000	AAA	3.125% due 11/3/25	251,576
45,000	AAA	3.500% due 2/12/35	41,476
350,000	AAA	3.750% due 2/12/45	321,549
300,000	AAA	4.450% due 11/3/45	308,828
		Oracle Corp., Senior Unsecured Notes:
280,000	AA-	1.200% due 10/15/17	280,732
375,000	AA-	2.800% due 7/8/21	381,367
393,000	AA-	3.400% due 7/8/24	401,574
155,000	AA-	2.950% due 5/15/25	151,711
170,000	AA-	4.500% due 7/8/44	171,387

		Total Software	3,795,930

Specialty Retail - 0.3%
120,000	B-	Argos Merger Sub Inc., Senior Unsecured Notes, 7.125% due 3/15/23(c)	121,200
160,000	B+	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23(c)	166,800
120,000	A	Home Depot Inc. (The), Senior Unsecured Notes, 4.400% due 3/15/45	125,009
		Lowe’s Cos Inc., Senior Unsecured Notes:
15,000	A-	3.375% due 9/15/25	15,224
100,000	A-	4.650% due 4/15/42	105,160
50,000	A-	4.250% due 9/15/44	49,559
15,000	A-	4.375% due 9/15/45	15,382
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
60,000	BBB+	2.875% due 12/15/23	55,459
25,000	BBB+	4.500% due 12/15/34	21,445
900,000	BBB	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 0.814% due 5/18/16(b)	899,558
		Wal-Mart Stores Inc., Senior Unsecured Notes:
700,000	AA	3.250% due 10/25/20	744,945
50,000	AA	4.000% due 4/11/43	48,566
475,000	AA	4.750% due 10/2/43	517,942

		Total Specialty Retail	2,886,249

Technology Hardware, Storage & Peripherals - 0.1%
		Apple Inc., Senior Unsecured Notes:
200,000	AA+	2.000% due 5/6/20	199,971
455,000	AA+	2.850% due 5/6/21	467,249
75,000	AA+	3.450% due 2/9/45	64,594
305,000	AA+	4.375% due 5/13/45	306,676

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$150,000	AA-	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	$149,755

		Total Technology Hardware, Storage & Peripherals	1,188,245

Tobacco - 0.5%
		Altria Group Inc., Company Guaranteed Notes:
260,000	BBB+	9.250% due 8/6/19	319,678
230,000	BBB+	4.750% due 5/5/21	251,453
150,000	BBB+	9.950% due 11/10/38	242,111
290,000	BBB+	10.200% due 2/6/39	479,827
280,000	BBB+	5.375% due 1/31/44	301,371
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	243,288
315,000	A	4.500% due 3/20/42	317,231
215,000	A	4.125% due 3/4/43	205,832
		Reynolds American Inc., Company Guaranteed Notes:
300,000	BBB-	6.750% due 6/15/17	322,310
10,000	BBB-	8.125% due 6/23/19(c)	11,797
150,000	BBB-	3.250% due 6/12/20	153,795
120,000	BBB-	3.250% due 11/1/22	119,439
280,000	BBB-	3.750% due 5/20/23(c)	283,035
150,000	BBB-	4.450% due 6/12/25	157,777
485,000	BBB-	5.850% due 8/15/45	544,279

		Total Tobacco	3,953,223

Transportation - 0.0%
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	117,146
49,000	BBB	4.100% due 2/1/45	44,247

		Total Transportation	161,393

Wireless Telecommunication Services - 0.3%
300,000	(P)BB-	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(c)	300,750
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	361,565
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(c)	296,562
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	59,687
470,000	B+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	368,362
400,000	BB	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(c)	433,000
		Sprint Corp., Company Guaranteed Notes:
40,000	B+	7.875% due 9/15/23	32,300
390,000	B+	7.625% due 2/15/25	307,369
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	77,810
110,000	BBB	5.134% due 4/27/20	121,101
275,000	BB	T-Mobile USA Inc., Company Guaranteed Notes, 6.250% due 4/1/21	282,562

		Total Wireless Telecommunication Services	2,641,068

		TOTAL CORPORATE BONDS & NOTES (Cost - $228,979,336)	227,869,008

MORTGAGE-BACKED SECURITIES - 22.4%
FHLMC- 4.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
17,555		8.500% due 11/1/16 - 7/1/17	17,613
2,705		8.000% due 1/1/17 - 6/1/17	2,717
36,900		2.258% due 12/1/34(b)	39,419
26,235		2.464% due 1/1/35(b)	28,020
40,934		1.971% due 2/1/37(b)	42,940
87,040		1.958% due 5/1/37(b)	90,781
90,225		2.590% due 5/1/37(b)	96,362
47,514		3.095% due 3/1/41(b)	50,050
144,521		2.038% due 7/1/42(b)	148,464
		Gold:
685,090		6.000% due 5/1/17 - 6/1/39	757,292
1,693		8.500% due 2/1/18	1,710
1,247,483		5.000% due 6/1/21 - 6/1/41	1,380,836
10,504,777		4.000% due 10/1/25 - 10/1/45	11,205,087

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$953,488		4.500% due 4/1/29 - 7/1/41	$1,038,178
1,505,702		5.500% due 1/1/30 - 2/1/40	1,674,397
4,656,726		3.000% due 8/1/30 - 8/1/45	4,698,125
431,128		6.500% due 8/1/37 - 9/1/39	484,282
36,778		7.000% due 3/1/39	41,731
12,915,803		3.500% due 12/1/42 - 11/1/45	13,384,342
300,000		3.500% due 1/15/46(i)	309,398

		TOTAL FHLMC	35,491,744

FNMA - 14.9%
		Federal National Mortgage Association (FNMA):
2,115,889		5.500% due 11/1/16 - 5/1/40	2,373,917
392		8.500% due 4/1/17	404
1,895		8.000% due 8/1/17	1,909
17,997,053		4.000% due 10/1/19 - 7/1/45	19,218,132
1,035,000		4.399% due 2/1/20	1,131,994
1,145,000		3.459% due 11/1/20	1,213,780
369,967		6.000% due 9/1/21 - 10/1/35	419,084
1,169,747		3.650% due 11/1/21	1,247,588
16		9.500% due 11/1/21	16
2,760,865		5.000% due 12/1/21 - 5/1/42	3,033,758
462,934		2.830% due 6/1/22	474,698
7,749,728		4.500% due 3/1/24 - 10/1/44	8,413,078
760,000		2.800% due 6/1/25	759,084
34,805,913		3.500% due 11/1/25 - 11/1/45	36,206,200
1,488,812		2.965% due 5/1/27	1,489,379
3,771,424		2.500% due 11/1/27 - 10/1/42	3,782,926
9,653,124		3.000% due 12/1/27 - 4/1/45	9,849,998
3,380,000		2.500% due 12/1/30 - 2/1/31(i)	3,421,036
11,660,000		3.000% due 1/1/31 - 1/1/46(i)	11,939,098
2,800,000		3.500% due 1/1/31(i)	2,938,525
277,518		2.154% due 3/1/34(b)	296,652
86,875		2.164% due 12/1/34(b)	92,755
8,034		2.268% due 12/1/34(b)	8,521
86,308		2.371% due 9/1/35(b)	91,706
94,557		2.104% due 10/1/35(b)	99,299
141,726		2.191% due 10/1/35(b)	149,046
24,370		2.110% due 11/1/35(b)	25,554
24,147		2.153% due 11/1/35(b)	25,517
29,847		2.160% due 11/1/35(b)	31,384
72,524		2.172% due 11/1/35(b)	76,178
26,700		2.175% due 11/1/35(b)	28,082
28,913		2.184% due 11/1/35(b)	30,311
359,790		2.279% due 1/1/36(b)	382,712
180,613		2.482% due 9/1/36(b)	192,762
33,519		2.494% due 12/1/36(b)	35,753
122,880		7.000% due 4/1/37	137,648
194,603		1.869% due 5/1/37(b)	206,776
655,459		6.500% due 9/1/37 - 5/1/40	751,802
82,520		2.886% due 2/1/41(b)	86,336
181,100		3.237% due 7/1/41(b)	191,889
179,629		2.008% due 7/1/42(b)	185,174
37,540		2.266% due 7/1/42(b)	38,834
3,775,000		4.000% due 1/1/46(i)	3,996,929
245,000		4.500% due 1/1/46(i)	264,485
100,000		5.000% due 1/1/46(i)	110,173
7,855,000		3.500% due 1/15/46(i)	8,116,731

		TOTAL FNMA	123,567,613

GNMA - 3.2%
		Government National Mortgage Association (GNMA):
1,281		8.500% due 5/15/17	1,294
212		9.500% due 8/15/17	213

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$105,449		6.000% due 12/15/33 - 5/15/38	$120,073
146,363		6.500% due 1/15/34 - 10/15/38	177,775
1,004,587		5.000% due 10/15/34 - 9/15/40	1,114,128
94,965		5.500% due 5/15/37 - 6/15/38	106,422
262,285		4.500% due 3/15/41	286,410
690,753		4.000% due 6/15/41 - 7/15/41	743,898
		Government National Mortgage Association II (GNMA):
1,345		8.500% due 1/20/17	1,358
2,292		9.000% due 4/20/17 - 11/20/21	2,458
219,346		6.000% due 7/20/37 - 11/20/40	247,490
3,224,250		4.500% due 1/20/40 - 10/20/41	3,510,197
443,295		5.000% due 7/20/40 - 9/20/41	492,284
2,514,103		4.000% due 11/20/40 - 9/20/45	2,682,113
5,521,453		3.000% due 1/20/43 - 9/20/45	5,624,283
6,210,668		3.500% due 6/20/43 - 10/20/45	6,499,119
2,410,000		3.500% due 12/15/45 - 1/15/46(i)	2,516,394
1,900,000		4.000% due 1/20/46(i)	2,014,631

		TOTAL GNMA	26,140,540

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $184,272,047)	185,199,897

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.1%
$2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.441% due 2/25/37(b)	$2,260,511
35,804	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 0.711% due 11/25/33(b)	35,619
111,159	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.871% due 6/25/29(b)	93,767
911,615	D	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 3A1, 6.000% due 8/25/37	749,996
294,637	AA+	Ameriquest Mortgage Securities Trust, Series 2006-R2, Class A2B, 0.401% due 4/25/36(b)	294,667
		Asset Backed Securities Corp. Home Equity Loan Trust:
1,956,000	B-	Series 2005-HE5, Class M3, 0.941% due 6/25/35(b)	1,855,812
1,651,760	CCC	Series 2007-HE1, Class A1B, 0.371% due 12/25/36(b)	1,423,451
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(c)	479,082
		Banc of America Commercial Mortgage Trust:
779,202	AA	Series 2008-1, Class A1A, 6.380% due 2/10/51(b)	825,605
240,000	B+	Series 2008-1, Class AJ, 6.467% due 2/10/51(b)	245,407
736	AA+	Banc of America Funding Trust, Series 2003-1, Class A1, 6.000% due 5/20/33	779
120,881	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.677% due 7/25/34(b)	123,485
463,917	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 0.461% due 7/25/37(b)(c)	405,535
39,812	AAA	Bayview Financial Mortgage Pass-Through Trust, Series 2004-A, Class A, 0.869% due 2/28/44(b)	39,798
780,203	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 2.769% due 5/26/36(b)(c)	783,800
		Bear Stearns Adjustable Rate Mortgage Trust:
158,050	A+	Series 2005-2, Class A2, 2.515% due 3/25/35(b)	160,170
536,365	D(j)	Series 2007-3, Class 1A1, 2.799% due 5/25/47(b)	483,672
		Bear Stearns ALT-A Trust:
356,153	A+	Series 2004-7, Class 2A1, 2.602% due 8/25/34(b)	360,774
261,760	CCC	Series 2005-2, Class 2A4, 2.546% due 4/25/35(b)	250,865
223,254	B	Series 2005-4, Class 23A2, 2.616% due 5/25/35(b)	220,806
803,072	CCC	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(b)	823,409
		Bear Stearns Commercial Mortgage Securities Trust:
2,954,200	Aaa(d)	Series 2004-PWR5, Class F, 5.483% due 7/11/42(b)(c)	3,135,681
69,932	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(b)	69,877
553,820	A	Series 2007-PW15, Class A4, 5.331% due 2/11/44	572,119
565,000	BBB	Series 2007-PW18, Class AM, 6.084% due 6/11/50(b)	604,712
439,056	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 1.221% due 3/25/37(b)(c)	434,821
1,700,000	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.471% due 6/25/36(b)	1,585,199
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(c)	559,238
750	AAA	Chase Funding Trust, Series 2002-2, Class 2A1, 0.721% due 5/25/32(b)	712
275,083	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.624% due 2/25/37(b)	273,090
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
1,007,541	A+	Series 2004-2A, Class A1, 0.491% due 5/25/35(b)(c)	918,128
2,744,490	CCC	Series 2004-2A, Class B1, 0.690% due 5/25/35(b)(c)	2,163,706
		Citigroup Commercial Mortgage Trust:
300,000	BB(j)	Series 2014-GC19, Class E, 4.563% due 3/10/47(b)(c)	235,692
140,000	Aa1(d)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	145,855
420,000	BBB-(j)	Series 2015-GC33, Class D, 3.172% due 9/10/58	307,815
770,000	CCC	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 0.491% due 8/25/36(b)	632,574
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
210,000	B-	Series 2006-CD2, Class AJ, 5.631% due 1/15/46(b)	201,310
60,000	B-	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	51,828
10,000	CCC+	Series 2007-CD4, Class AJ, 5.398% due 12/11/49(b)	8,575
50,000	Aa2(d)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(b)	52,351
400,000	Aa2(d)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 2.645% due 11/10/31(b)(c)	395,600
575,711	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.228% due 12/10/49(b)	616,282
		Commercial Mortgage Trust:
1,600,000	B-	Series 2001-J2A, Class G, 7.380% due 7/16/34(b)(c)	1,655,213
496,000	BBB-	Series 2006-C7, Class AM, 5.986% due 6/10/46(b)	503,163
196,000	B3(d)	Series 2006-C8, Class AJ, 5.377% due 12/10/46	195,087
440,000	Aa3(d)	Series 2006-C8, Class AM, 5.347% due 12/10/46	452,699

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$575,000	AA	Series 2007-C9, Class A4, 5.989% due 12/10/49(b)	$604,468
1,280,411	Aaa(d)	Series 2012-LC4, Class A2, 2.256% due 12/10/44	1,289,873
665,000	Aaa(d)	Series 2012-LC4, Class A4, 3.288% due 12/10/44	688,092
190,000	AA-(j)	Series 2013-300P, Class B, 4.540% due 8/10/30(b)(c)	203,698
40,000	Aa3(d)	Series 2013-CR12, Class B, 4.762% due 10/10/46(b)	43,268
20,000	A3(d)	Series 2013-CR12, Class C, 5.254% due 10/10/46(b)	21,126
1,159,757	Aaa(d)	Series 2013-CR6, Class A1, 0.719% due 3/10/46	1,150,924
260,000	BB	Series 2013-CR9, Class E, 4.399% due 7/10/45(b)(c)	218,288
210,000	A-(j)	Series 2014-CR21, Class C, 4.566% due 12/10/47(b)	209,455
345,000	Aaa(d)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	364,596
240,000	Aaa(d)	Series 2015-CR25, Class A4, 3.759% due 8/10/48	249,160
5,390,745	Aa1(d)	Series 2015-CR25, Class XA, 1.130% due 8/10/48(b)(k)	368,550
		Core Industrial Trust:
699,000	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(c)	703,785
1,600,000	BB-	Series 2015-TEXW, Class E, 3.977% due 2/10/34(b)(c)	1,511,926
535,000	AAA	Series 2015-WEST, Class A, 3.292% due 2/10/37(c)	533,762
		Countrywide Alternative Loan Trust:
604,415	CCC	Series 2005-24, Class 4A1, 0.437% due 7/20/35(b)	521,661
837,837	D	Series 2006-OA17, Class 1A1A, 0.402% due 12/20/46(b)	623,392
		Countrywide Asset-Backed Certificates:
4,763	AAA	Series 2002-3, Class 1A1, 0.961% due 5/25/32(b)	4,533
12,759	AA+	Series 2003-BC2, Class 2A1, 0.821% due 6/25/33(b)	11,005
433,558	CCC	Series 2006-SD3, Class A1, 0.551% due 7/25/36(b)(c)	364,571
520,637	AA	Series 2007-13, Class 2A2, 1.021% due 10/25/47(b)	472,637
1,003,406	AA	Series 2007-4, Class A4W, 5.349% due 4/25/47(b)	981,884
		Countrywide Home Loan Mortgage Pass Through Trust:
190,128	D	Series 2005-11, Class 3A3, 2.391% due 4/25/35(b)	142,780
80,865	NR	Series 2005-11, Class 6A1, 0.821% due 3/25/35(b)	73,330
		Credit Suisse Commercial Mortgage Capital Trust:
6,426,943	Caa3(d)	Series 2006-7, Class 3A2, 6.979% due 8/25/36(b)(k)	1,425,034
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(c)	253,238
1,375,608	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(c)	1,348,640
		Credit Suisse Commercial Mortgage Trust:
278,376	D	Series 2006-C3, Class AJ, 6.012% due 6/15/38(b)	272,236
40,000	B-	Series 2006-C5, Class AJ, 5.373% due 12/15/39	38,928
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	397,558
63,957	Aaa(d)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	64,433
310,000	BBB-	Series 2007-C2, Class AM, 5.615% due 1/15/49(b)	322,953
		Credit Suisse First Boston Mortgage Securities Corp.:
430,765	AA+	Series 2004-AR7, Class 2A1, 2.763% due 11/25/34(b)	432,828
382,663	BBB	Series 2005-6, Class 8A1, 4.500% due 7/25/20	388,529
800,000	A+	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM, 5.509% due 9/15/39	818,429
415,000	Aaa(d)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	425,271
810,000	BBB+	Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates, Series 2005-WF1, Class 1A4, 2.740% due 6/26/35(b)(c)	803,066
118,553	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 1.003% due 11/19/44(b)	104,020
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.701% due 1/15/25(b)(c)	646,118
		EMC Mortgage Loan Trust:
2,994	BB(j)	Series 2002-B, Class A1, 1.521% due 2/25/41(b)(c)	2,928
17,463	BBB-	Series 2003-A, Class A1, 0.771% due 8/25/40(b)(c)	16,036
738,708	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.771% due 9/25/33(b)	705,355
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.398% due 2/15/24(b)(k)	8,153
1,424,797	NR	Series 3349, Class AS, 6.303% due 7/15/37(b)(k)	263,230
156,845	NR	Series 3451, Class SB, 5.833% due 5/15/38(b)(k)	18,123
186,272	NR	Series 3621, Class SB, 6.033% due 1/15/40(b)(k)	31,486
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	635,973
2,475,328	NR	Series 3866, Class SA, 5.753% due 5/15/41(b)(k)	324,124
936,735	NR	Series 3947, Class SG, 5.753% due 10/15/41(b)(k)	165,039
248,248	NR	Series 3997, Class SK, 6.403% due 11/15/41(b)(k)	45,119

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$74,039	NR	Series 4076, Class SW, 5.853% due 7/15/42(b)(k)	$18,103
71,334	NR	Series 4097, Class ST, 5.853% due 8/15/42(b)(k)	12,159
72,842	NR	Series 4136, Class SE, 5.953% due 11/15/42(b)(k)	15,945
77,715	NR	Series 4136, Class SJ, 5.953% due 11/15/42(b)(k)	15,842
74,966	NR	Series 4136, Class SQ, 5.953% due 11/15/42(b)(k)	16,560
661,776	NR	Series 4203, Class PS, 6.053% due 9/15/42(b)(k)	115,100
107,778	NR	Series 4206, Class CZ, 3.000% due 5/15/43	100,760
316,631	NR	Series 4210, Class Z, 3.000% due 5/15/43	287,258
214,483	NR	Series 4226, Class GZ, 3.000% due 7/15/43	195,388
389,481	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	41,565
180,157	NR	Series 4335, Class SW, 5.803% due 5/15/44(b)(k)	37,942
209,661	NR	Series R007, Class ZA, 6.000% due 5/15/36	236,440
		Federal National Mortgage Association (FNMA), ACES:
563,814	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(b)	660,092
21,682,952	NR	Series 2013-M7, Class X2, 0.308% due 12/27/22(b)(k)	280,207
674,587	NR	Series 2014-M12, Class FA, 0.530% due 10/25/21(b)	676,184
946,020	NR	Series 2014-M8, Class FA, 0.478% due 5/25/18(b)	945,282
100,000	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	98,958
6,599,722	NR	Series 2015-M7, Class X2, 0.630% due 12/25/24(b)(k)	261,712
21,637,937	NR	Series 2015-M8, Class X2, 0.283% due 1/25/25(b)(k)	303,256
		Federal National Mortgage Association (FNMA), Grantor Trust:
117,170	NR	Series 2000-T6, Class A3, 4.035% due 1/25/28(b)	122,014
13,920	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	14,133
		Federal National Mortgage Association (FNMA), Interest Strip:
294,934	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	58,583
573,137	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	110,414
95,278	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	19,790
		Federal National Mortgage Association (FNMA), REMICS:
61,977	NR	Series 2004-38, Class FK, 0.571% due 5/25/34(b)	62,170
382,770	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	415,889
1,482,519	NR	Series 2006-51, Class SP, 6.429% due 3/25/36(b)(k)	199,558
770,173	NR	Series 2007-68, Class SC, 6.479% due 7/25/37(b)(k)	139,434
1,397,205	NR	Series 2008-18, Class SM, 6.779% due 3/25/38(b)(k)	255,110
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	885,293
769,385	NR	Series 2011-87, Class SG, 6.329% due 4/25/40(b)(k)	136,208
485,826	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	46,571
506,388	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	67,292
78,428	NR	Series 2012-128, Class SL, 5.929% due 11/25/42(b)(k)	18,038
157,770	NR	Series 2012-128, Class SQ, 5.929% due 11/25/42(b)(k)	37,669
217,339	NR	Series 2012-133, Class CS, 5.929% due 12/25/42(b)(k)	43,036
76,396	NR	Series 2012-133, Class SA, 5.929% due 12/25/42(b)(k)	15,986
289,497	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	327,727
457,757	NR	Series 2012-51, Class B, 7.000% due 5/25/42	528,012
64,339	NR	Series 2012-70, Class YS, 6.429% due 2/25/41(b)(k)	10,788
314,496	NR	Series 2012-74, Class SA, 6.429% due 3/25/42(b)(k)	55,683
52,416	NR	Series 2012-75, Class AO, due 3/25/42 (l)	47,229
209,308	NR	Series 2012-93, Class SG, 5.879% due 9/25/42(b)(k)	42,182
463,048	NR	Series 2013-10, Class JS, 5.929% due 2/25/43(b)(k)	96,269
453,225	NR	Series 2013-10, Class SJ, 5.929% due 2/25/43(b)(k)	96,403
81,282	NR	Series 2013-67, Class KS, 5.879% due 7/25/43(b)(k)	18,766
1,005,130	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	1,150,524
777,711	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	866,980
197,273	NR	Series 2015-60, Class SA, 5.929% due 8/25/45(b)(k)	47,467
		FHLMC Multifamily Structured Pass Through Certificates:
264,348	AAA(j)	Series K016, Class X1, 1.710% due 10/25/21(b)(k)	19,797
655,000	NR	Series K151, Class A3, 3.511% due 4/25/30	679,619
450,000	Aaa(d)	Series K718, Class A2, 2.791% due 1/25/22	462,637
1,285,325	Aa2(d)	Series KF02, Class A2, 0.747% due 7/25/20(b)	1,292,042
315,000	NR	Series KSCT, Class A2, 4.285% due 1/25/20	346,705
295,000	NR	Series KS03, Class A4, 3.161% due 5/25/25	301,199
		Ford Credit Floorplan Master Owner Trust:
805,000	AAA	Series 2012-5, Class A, 1.490% due 9/15/19	802,661

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$640,000	AAA	Series 2014-2, Class A, 0.697% due 2/15/21(b)	$636,542
350,000	BBB+(j)	FREMF Mortgage Trust, Series 2015-K47, Class B, 3.724% due 6/25/48(b)(c)	317,806
505,000	BBB-	GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX, 3.495% due 12/15/19(b)(c)	491,034
280,471	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 0.617% due 5/15/34(b)(c)	254,896
708,669	AAA	GMAC Commercial Mortgage Securities Inc. Trust, Series 2006-C1, Class A1A, 5.233% due 11/10/45(b)	708,156
199,566	A+	GMAC Home Equity Notes Loan Trust, Series 2004-VF1, Class A1, 0.947% due 2/25/31(b)(c)	196,896
		Government National Mortgage Association (GNMA):
2,784,935	NR	Series 2008-51, Class GS, 6.033% due 6/16/38(b)(k)	608,594
51,410	NR	Series 2010-107, Class SG, 5.943% due 2/20/38(b)(k)	3,338
65,790	NR	Series 2010-31, Class GS, 6.293% due 3/20/39(b)(k)	6,759
186,562	NR	Series 2010-85, Class HS, 6.443% due 1/20/40(b)(k)	26,945
3,669,270	NR	Series 2013-85, Class IA, 0.755% due 3/16/47(b)(k)	190,875
2,565,287	NR	Series 2014-105, Class IO, 1.097% due 6/16/54(b)(k)	191,094
350,000	Aa2(d)	GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, 3.777% due 5/10/50	357,946
		GS Mortgage Securities Trust:
635,657	BBB-	Series 2007-GG10, Class A1A, 5.988% due 8/10/45(b)	670,903
705,000	Aaa(d)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	746,614
5,510,000	NR	Series 2015-GS1, Class XA, 0.846% due 11/10/48(f)(k)	349,363
131,363	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.571% due 9/25/35(b)(c)	112,841
		Harborview Mortgage Loan Trust:
447,922	BBB+	Series 2004-5, Class 2A6, 2.360% due 6/19/34(b)	449,057
159,508	WD(j)	Series 2006-2, Class 1A, 2.722% due 2/25/36(b)	134,052
935,000	AAA	Hilton USA Trust, Series 2013-HLT, Class AFX, 2.662% due 11/5/30(c)	935,571
528,187	A+	HSBC Home Equity Loan Trust, Series 2007-3, Class APT, 1.407% due 11/20/36(b)	527,767
526,136	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.411% due 12/25/35(b)	519,169
3,005	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.021% due 3/25/33(b)	2,943
		Indymac Index Mortgage Loan Trust:
78,633	CCC	Series 2004-AR15, Class 1A1, 2.907% due 2/25/35(b)	69,863
88,135	D	Series 2005-AR15, Class A2, 2.573% due 9/25/35(b)	75,598
1,219,992	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.381% due 8/25/36(b)	515,290
		JPMBB Commercial Mortgage Securities Trust:
80,000	A3(d)	Series 2013-C15, Class C, 5.251% due 11/15/45(b)	84,400
40,000	Aa3(d)	Series 2013-C17, Class B, 5.050% due 1/15/47(b)	43,531
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(b)(c)	248,475
240,000	A3(d)	Series 2014-C24, Class C, 4.574% due 11/15/47(b)	239,268
770,000	Aaa(d)	Series 2015-C31, Class A3, 3.801% due 8/15/48	800,359
550,000	(P)Aaa(d)	Series 2015-C33, Class A4, 3.770% due 12/15/48(b)	569,030
		JPMorgan Chase Commercial Mortgage Securities Trust:
2,237,814	AAA	Series 2006-CB16, Class A4, 5.552% due 5/12/45	2,272,435
33,378	AA+	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	34,159
1,050,000	B-	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(b)	1,034,723
390,000	BBB-	Series 2007-CB20, Class AM, 6.091% due 2/12/51(b)	414,539
150,157	AAA	Series 2011-C3, Class A2, 3.673% due 2/15/46(c)	151,783
825,000	AAA	Series 2011-C4, Class A3, 4.106% due 7/15/46(c)	863,302
140,000	Aaa(d)	Series 2011-C5, Class A3, 4.171% due 8/15/46	151,512
175,000	Aaa(d)	Series 2011-C5, Class AS, 5.500% due 8/15/46(b)(c)	199,305
370,000	Aa2(d)	Series 2011-C5, Class B, 5.500% due 8/15/46(b)(c)	412,288
1,329,476	Aaa(d)	Series 2012-CBX, Class A3, 3.139% due 6/15/45	1,354,984
2,563,891	Aaa(d)	Series 2012-CBX, Class XA, 1.921% due 6/15/45(b)(k)	165,731
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(c)	475,819
650,000	AA-	Series 2014-FL6, Class B, 2.477% due 11/15/31(b)(c)	649,471
150,000	A-	Series 2014-PHH, Class C, 2.297% due 8/15/27(b)(c)	151,619
300,000	AAA	Series 2015-SGP, Class A, 1.897% due 7/15/36(b)(c)	301,579
758,641	Aa1(d)	JPMorgan Trust, Series 2015-5, Class A9, 2.911% due 5/25/45(b)(c)	759,414
		LB-UBS Commercial Mortgage Trust:
190,000	AA-	Series 2006-C1, Class AM, 5.217% due 2/15/31(b)	190,347
710,000	AA-	Series 2006-C7, Class AM, 5.378% due 11/15/38	729,411

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$500,000	BB	Series 2007-C6, Class AM, 6.114% due 7/15/40(b)	$525,991
160,000	A-	Series 2007-C7, Class AM, 6.363% due 9/15/45(b)	172,408
		Lehman XS Trust:
171,522	CCC	Series 2005-5N, Class 1A1, 0.521% due 11/25/35(b)	155,792
113,864	D	Series 2005-7N, Class 1A1B, 0.521% due 12/25/35(b)	69,037
630,000	AAA	Limerock CLO II Ltd., Series 2014-2A, Class A, 1.817% due 4/18/26(b)(c)	625,396
540,000	(P)AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.000% due 9/15/28(b)(c)	540,747
760,000	Aaa(d)	Magnetite IX Ltd., Series 2014-9A, Class A1, 1.740% due 7/25/26(b)(c)	753,431
950,699	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 2.770% due 11/21/34(b)	974,983
597,945	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.542% due 10/25/32(b)	601,831
401,423	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.471% due 7/25/37(b)	253,164
		Merrill Lynch Mortgage Investors Trust:
66,473	A+	Series 2004-A3, Class 4A3, 2.732% due 5/25/34(b)	66,358
940,580	BBB	Series 2005-2, Class 2A, 2.520% due 10/25/35(b)	947,932
178,784	AAA	Series 2006-FF1, Class A2C, 0.421% due 8/25/36(b)	178,692
886,558	AAA	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	952,321
		ML-CFC Commercial Mortgage Trust:
291,000	Caa1(d)	Series 2007-5, Class AJ, 5.450% due 8/12/48(b)	289,484
260,000	B-	Series 2007-9, Class AJ, 6.193% due 9/12/49(b)	260,052
68,908	AAA	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.681% due 6/25/34(b)(c)	69,116
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(d)	Series 2013-C10, Class A4, 4.218% due 7/15/46(b)	32,358
500,000	Aaa(d)	Series 2013-C13, Class A4, 4.039% due 11/15/46	535,723
		Morgan Stanley Capital I Trust:
880,000	AAA	Series 2007-HQ11, Class A4FL, 0.332% due 2/12/44(b)	867,624
36,010	AAA	Series 2007-HQ12, Class A5, 5.903% due 4/12/49(b)	35,952
590,149	BBB-	Series 2007-HQ13, Class A3, 5.569% due 12/15/44	617,904
373,193	AAA	Series 2007-IQ13, Class A1A, 5.312% due 3/15/44	384,123
303,523	A	Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(b)	317,009
200,000	A	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(b)	207,566
482,851	Aaa(d)	Series 2007-T25, Class A3, 5.514% due 11/12/49(b)	496,205
737,498	AAA	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.701% due 7/25/35(b)	736,716
		Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
1,205,000	A+	Series 2005-WCW2, Class M1, 0.721% due 7/25/35(b)	1,195,434
1,940,000	CCC	Series 2005-WHQ4, Class M2, 0.711% due 9/25/35(b)	1,564,834
		PFS Financing Corp.:
540,000	AAA	Series 2014-BA, Class A, 0.797% due 10/15/19(b)(c)	532,694
635,000	AAA	Series 2015-AA, Class A, 0.817% due 4/15/20(b)(c)	623,796
1,787,000	A	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.471% due 7/25/36(b)	1,704,648
		Prime Mortgage Trust:
189,213	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(c)	191,195
71,198	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(c)	72,472
1,283,364	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(c)	1,250,947
		RAMP Trust:
4,179	CCC	Series 2003-RS4, Class AIIB, 0.881% due 5/25/33(b)	3,728
806,838	AA	Series 2003-RS9, Class AI6A, 5.910% due 10/25/33	855,886
427,737	BBB+	Series 2006-NC1, Class A2, 0.411% due 1/25/36(b)	427,613
640,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/13/32(b)(c)	673,771
29,455	D	Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.641% due 11/25/34(b)(c)	25,955
407,413	Caa2(d)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	388,523
640,000	AAA	SCG Trust, Series 2013-SRP1, Class A, 1.597% due 11/15/26(b)(c)	637,732
193,788	NR	Small Business Administration Participation Certificates, Series 2013-20J, Class 1, 3.370% due 10/1/33	202,507
386,780	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.609% due 11/25/34(b)	388,625
219,188	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.453% due 7/19/35(b)	210,799

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Structured Asset Securities Corp.:
$185,256	CCC	Series 2005-RF3, Class 1A, 0.571% due 6/25/35(b)(c)	$151,072
231,941	BB	Series 2007-BC4, Class A3, 0.471% due 11/25/37(b)	231,631
100,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(c)	100,652
485,000	B	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 5.703% due 6/15/49(c)	508,115
		WaMu Mortgage Pass Through Certificates Trust:
23,905	BBB+	Series 2004-AR11, Class A, 2.543% due 10/25/34(b)	24,187
95,420	BBB+	Series 2004-AR12, Class A2A, 0.611% due 10/25/44(b)	92,990
295,853	AA+	Series 2005-AR11, Class A1A, 0.541% due 8/25/45(b)	277,495
519,686	AA	Series 2005-AR13, Class A1A1, 0.511% due 10/25/45(b)	485,146
287,705	BBB-	Series 2005-AR19, Class A1A2, 0.511% due 12/25/45(b)	266,866
848,759	B-	Series 2005-AR4, Class A5, 2.448% due 4/25/35(b)	841,103
1,985,850	A+	Series 2006-AR1, Class 2A1A, 1.314% due 1/25/46(b)	1,926,469
1,592,863	CCC	Series 2006-AR11, Class 1A, 1.204% due 9/25/46(b)	1,337,157
736,127	CCC	Series 2006-AR13, Class 2A, 2.139% due 10/25/46(b)	664,840
1,473,423	B+	Series 2006-AR3, Class A1A, 1.244% due 2/25/46(b)	1,361,872
381,237	CC	Series 2007-HY4, Class 4A1, 2.160% due 9/25/36(b)	341,966
820,150	Ca(d)	Series 2007-OA2, Class 2A, 0.944% due 1/25/47(b)	598,913
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(d)	Series 2013-LC12, Class B, 4.435% due 7/15/46(b)	122,484
1,000,000	Aa2(d)	Series 2015-C28, Class AS, 3.872% due 5/15/48	1,027,655
150,000	Aaa(d)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	148,914
960,000	Aaa(d)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	953,704
310,000	A-(j)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(b)	291,719
330,000	BBB-(j)	Series 2015-NXS1, Class D, 4.242% due 5/15/48(b)	275,763
565,000	(P)Aaa(d)	Series 2015-NXS4, Class A4, 3.718% due 12/15/48	581,937
		Wells Fargo Mortgage Backed Securities Trust:
642,675	Caa1(d)	Series 2006-12, Class A3, 6.000% due 10/25/36	628,703
300,539	CCC	Series 2006-AR2, Class 2A1, 2.698% due 3/25/36(b)	299,275
81,423	Caa2(d)	Series 2006-AR7, Class 2A4, 2.806% due 5/25/36(b)	77,751
		WF-RBS Commercial Mortgage Trust:
398,692	Aaa(d)	Series 2011-C2, Class A2, 3.791% due 2/15/44(c)	398,752
750,000	Aaa(d)	Series 2011-C2, Class A4, 4.869% due 2/15/44(b)(c)	829,780
749,839	Aaa(d)	Series 2011-C4, Class A2, 3.454% due 6/15/44(c)	754,290
1,050,000	Aaa(d)	Series 2011-C4, Class A3, 4.394% due 6/15/44(c)	1,114,001
1,035,000	Aaa(d)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,091,642
1,904,659	Aaa(d)	Series 2012-C7, Class XA, 1.681% due 6/15/45(b)(c)(k)	139,978
145,000	Aaa(d)	Series 2013-C14, Class A4, 3.073% due 6/15/46	146,400
2,599,095	Aaa(d)	Series 2014-C20, Class XA, 1.374% due 5/15/47(b)(k)	172,137
240,000	BBB-(j)	Series 2014-C22, Class D, 4.057% due 9/15/57(b)(c)	198,205

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $127,809,368)	125,640,613

ASSET-BACKED SECURITIES - 2.4%
Automobiles - 0.5%
369,475	AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.850% due 5/15/18(c)	369,323
965,000	AAA	Drive Auto Receivables Trust, Series 2015-CA, Class A3, 1.380% due 10/15/18(c)	963,678
745,000	AAA	Honda Auto Receivables Owner Trust, Series 2015-4, Class A2, 0.820% due 7/23/18	743,631
710,000	AAA	Hyundai Auto Receivables Trust, Series 2015-C, Class A3, 1.460% due 2/18/20	710,012
755,000	Aaa(d)	Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A, 0.870% due 11/15/18	753,612
750,000	AAA	Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.760% due 3/15/18	749,252

		Total Automobiles	4,289,508

Credit Cards - 0.3%
600,000	AAA	Chase Issuance Trust, Series 2015-A2, Class A2, 1.590% due 2/18/20	601,989
750,000	AAA	Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3, 0.395% due 5/9/18(b)	749,744
750,000	AAA	Discover Card Execution Note Trust, Series 2012-A6, Class A6, 1.670% due 1/18/22	744,657

		Total Credit Cards	2,096,390

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
Student Loans- 1.6%
$574,035		AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.416% due 3/25/42(b)(c)	$529,477
850,000		AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.170% due 10/25/35(b)(c)	826,375
			Navient Private Education Loan Trust:
630,000		AAA	Series 2014-AA, Class A2B, 1.447% due 2/15/29(b)(c)	628,790
352,498		AAA	Series 2014-CTA, Class A, 0.897% due 9/16/24(b)(c)	347,771
			SLM Private Education Loan Trust:
255,947		AAA	Series 2012-A, Class A1, 1.597% due 8/15/25(b)(c)	256,412
705,000		AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(c)	719,764
680,000		AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(c)	689,378
224,794		AAA	Series 2012-E, Class A1, 0.947% due 10/16/23(b)(c)	224,720
			SLM Student Loan Trust:
1,220,000		AAA	Series 2003-11, Class A6, 1.087% due 12/15/25(b)(c)	1,177,364
1,400,000		AAA	Series 2004-1, Class A4, 0.580% due 10/27/25(b)	1,330,092
521,685		AAA	Series 2004-8A, Class A5, 0.820% due 4/25/24(b)(c)	517,674
880,000		AA+	Series 2005-5, Class A5, 1.070% due 10/25/40(b)	846,258
1,246,684		AAA	Series 2005-6, Class A5B, 1.520% due 7/27/26(b)	1,250,094
1,070,000		AAA	Series 2005-6, Class A6, 0.460% due 10/27/31(b)	1,017,169
1,307,036		AAA	Series 2011-2, Class A1, 0.821% due 11/25/27(b)	1,292,802
			SMB Private Education Loan Trust:
747,916		AAA	Series 2015-B, Class A1, 0.897% due 2/15/23(b)(c)	746,581
680,000		AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(c)	681,985
545,000		AAA	Series 2015-C, Class A3, 0.194% due 8/16/32(b)(c)	542,381

			Total Student Loans	13,625,087

			TOTAL ASSET-BACKED SECURITIES (Cost - $20,099,917)	20,010,985

SOVEREIGN BONDS - 2.3%
Brazil - 0.3%
656,000	BRL	BBB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	410,105
4,266,000	BRL	BBB-	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/17	1,093,195
			Federative Republic of Brazil:
490,000		BB+	5.625% due 1/7/41	392,000
400,000		BB+	5.000% due 1/27/45	296,000

			Total Brazil	2,191,300

Canada - 0.0%
152,000		AA	Province of Manitoba Canada, 3.050% due 5/14/24	155,441

China - 0.0%
			China Government Bond:
1,000,000	CNH	Aa3(d)	3.380% due 11/21/24	155,301
1,000,000	CNY	Aa3(d)	3.390% due 5/21/25	156,002

			Total China	311,303

Colombia - 0.1%
			Colombia Government International Bond:
615,000		BBB	4.000% due 2/26/24	602,700
370,000		BBB	5.625% due 2/26/44	354,275

			Total Colombia	956,975

Indonesia - 0.1%
500,000		BB+	Indonesia Government International Bond, 3.750% due 4/25/22	484,856

Mexico - 1.0%
			Mexican Bonos:
2,118,000	MXN	A	8.000% due 6/11/20	142,499
30,492,700	MXN	A	6.500% due 6/9/22	1,910,654
15,120,000	MXN	A	10.000% due 12/5/24	1,159,164
46,325,700	MXN	A	7.750% due 11/13/42	3,101,160
			Mexico Government International Bond:
61,000		BBB+	3.500% due 1/21/21	62,281
174,000		BBB+	3.625% due 3/15/22	176,175
400,000		BBB+	3.600% due 1/30/25	396,200
78,000		BBB+	6.050% due 1/11/40	87,847
828,000		BBB+	4.750% due 3/8/44	780,390

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
$300,000		BBB+	5.550% due 1/21/45	$316,125

			Total Mexico	8,132,495

Panama - 0.0%
200,000		BBB	Panama Government International Bond, 4.000% due 9/22/24	202,500

Peru - 0.1%
			Peruvian Government International Bond:
218,000		BBB+	4.125% due 8/25/27	218,545
60,000		BBB+	6.550% due 3/14/37	71,400
290,000		BBB+	5.625% due 11/18/50	306,675

			Total Peru	596,620

Poland - 0.4%
10,340,000	PLN	A	Poland Government Bond, 3.250% due 7/25/25	2,689,236
610,000		A-	Poland Government International Bond, 4.000% due 1/22/24	646,158

			Total Poland	3,335,394

Russia - 0.1%
			Russian Foreign Bond - Eurobond:
357,595		BB+	step bond to yield, 7.500% due 3/31/30	425,270
41,650		BB+	step bond to yield, 7.500% due 3/31/30(c)	49,532

			Total Russia	474,802

South Africa - 0.1%
825,000		BBB-	South Africa Government International Bond, 5.875% due 9/16/25	892,774

Turkey - 0.1%
			Turkey Government International Bond:
600,000		Baa3(d)	5.750% due 3/22/24	640,080
280,000		Baa3(d)	7.375% due 2/5/25	330,829

			Total Turkey	970,909

Uruguay - 0.0%
			Uruguay Government International Bond:
70,000		BBB	4.500% due 8/14/24	72,100
85,000		BBB	4.375% due 10/27/27	84,575

			Total Uruguay	156,675

			TOTAL SOVEREIGN BONDS (Cost - $21,353,728)	18,862,044

MUNICIPAL BONDS - 0.6%
California - 0.2%
80,000		AA-	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Project, Series A, 5.000% due 8/15/52	88,034
			State of California, GO:
100,000		AA-	5.000% due 12/1/37	107,776
150,000		AA-	5.000% due 9/1/42	170,543
			University of California, Revenue Bonds:
25,000		AA	Series AD, 4.858% due 5/15/12	23,542
400,000		AA	Series AJ, 4.601% due 5/15/31	428,960
266,000		AA	Series AQ, 4.767% due 5/15/15	249,130
90,000		AA-	Series G, 5.000% due 5/15/37	101,723

			Total California	1,169,708

Delaware - 0.0%
300,000		AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.696% due 1/29/46(b)	275,398

Illinois - 0.0%
280,000		A-	State of Illinois, GO, 5.500% due 7/1/24	315,000

Massachusetts - 0.0%
185,000		AA	Massachusetts Development Finance Agency, Revenue Bonds, Series M-4, 5.000% due 7/1/44	204,362
100,000		AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	114,736

			Total Massachusetts	319,098

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
Minnesota - 0.0%
$ 325,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.409% due 1/29/46(b)	$298,334

Missouri - 0.0%
100,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/42	113,391

Nevada - 0.1%
435,000	AA+	Las Vegas Valley Water District, GO, Series B, 5.000% due 6/1/37	493,955

New Jersey - 0.0%
165,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	169,265

New York - 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	609,655
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	90,770
		New York City Water & Sewer System, Revenue Bonds:
120,000	AA+	Series BB 5.000% due 6/15/47	133,586
300,000	AA+	Series CC 5.882% due 6/15/44	387,723
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	325,450

		Total New York	1,547,184

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(m)	250,444

Virginia - 0.1%
353,392	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	367,973

		TOTAL MUNICIPAL BONDS (Cost - $5,229,404)	5,319,750

SENIOR LOANS - 0.2%
100,000	NR	Activision Blizzard Inc. (Restricted), due 10/13/20(n)	100,250
50,000	NR	Berry Plastics Corp. (Restricted), 4.000% due 10/3/22	49,758
300,000	NR	Charter Communications Operating LLC (Restricted), due 1/24/23(n)	299,866
49,620	NR	FMG Resources August 2006 Pty Ltd. (Restricted), 4.250% due 6/30/19	40,723
205,800	NR	Gardner Denver Inc. (Restricted), 4.250% due 7/30/20	189,251
192,270	NR	Hilton Worldwide Finance LLC (Restricted), 3.500% due 10/26/20	191,526
50,000	NR	Jarden Corp. (Restricted), due 7/30/22(n)	50,040
204,750	NR	Michaels Stores Inc. (Restricted), 3.750% due 1/28/20	203,361
310,000	NR	Party City Holdings Inc. (Restricted), due 8/19/22(n)	303,645
160,000	NR	Staples Inc. (Restricted), due 4/23/21(n)	158,289

		TOTAL SENIOR LOANS (Cost - $1,622,106)	1,586,709

Shares/Units
PREFERRED STOCK - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
30,275		GMAC Capital Trust I, 8.125%(b) (Cost - $751,009)	772,012

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Notional Amount/Number of Contracts		Security	Value
PURCHASED OPTIONS - 0.0%
United States - 0.0%
42		Option on 1-Year Eurodollar Mid-Curve January Futures, Put @ $98.75, expires 01/15/2016, GSC	$11,288
46		Option on 1-Year Eurodollar Mid-Curve January Futures, Put @ $98.88, expires 01/15/2016, GSC	20,988
63		Option on 3-Month Eurodollar March Futures, Call @ $99.50, expires 03/14/2016, GSC	3,150
329		Option on 3-Month Eurodollar March Futures, Put @ $99.38, expires 03/14/2016, GSC	57,575
1,450,000		Swaption, 3-Month USD-LIBOR, Put @ 5.00, expires 01/14/2019, BCLY	11,353
24		U.S. Treasury 10-Year Note January Futures, Call @ $126.50, expires 12/24/2015, GSC	15,000
32		U.S. Treasury 10-Year Note January Futures, Call @ $127.00, expires 12/24/2015, GSC	13,500
29		U.S. Treasury 10-Year Note January Futures, Put @ $125.50, expires 12/24/2015, GSC	8,609

		TOTAL PURCHASED OPTIONS (Cost - $195,708)	141,463

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $832,905,728)	830,133,377

Face Amount†
SHORT-TERM INVESTMENTS(o) - 5.9%
MONEY MARKET FUND - 1.9%
15,975,403		Invesco STIT - Government & Agency Portfolio## (Cost - $15,975,403)	15,975,403

REPURCHASE AGREEMENT - 1.6%
13,200,000		Merrill Lynch repurchase agreement dated 11/30/15, 0.090% due 12/1/15, Proceeds at maturity - $13,200,033; (Fully collateralized by U.S. Treasury Note, 0.875% due 11/30/17; Market Valued - $13,486,300) (Cost - $13,200,000)	13,200,000

TIME DEPOSITS - 1.8%
2,206,210		ANZ National Bank - London, 0.030% due 12/1/15	2,206,210
		Bank of Montreal - London:
304,827	EUR	(0.222)% due 12/1/15	322,065
5,566,024		0.030% due 12/1/15	5,566,024
1,637,789		Barclays Bank PLC - London, 0.030% due 12/1/15	1,637,789
5,040,568		Wells Fargo - Grand Cayman, 0.030% due 12/1/15	5,040,568

		TOTAL TIME DEPOSITS (Cost - $14,772,656)	14,772,656

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Security	Value
U.S. GOVERNMENT AGENCY - 0.6%
$ 5,205,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 0.175% due 2/9/16 (r) (Cost - $5,203,229)	$5,203,229

U.S. GOVERNMENT OBLIGATIONS - 0.0%
	U.S. Treasury Bills:
165,000	0.064% due 1/7/16(r)(s)	164,989
35,000	0.003% due 2/25/16(r)	35,000

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $199,989)	199,989

	TOTAL SHORT-TERM INVESTMENTS (Cost - $49,351,277)	49,351,277

	TOTAL INVESTMENTS - 105.9% (Cost - $882,257,005#)	879,484,654

	Liabilities in Excess of Other Assets - (5.9)%	(49,621,930)

	TOTAL NET ASSETS - 100.0%	$829,862,724

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2015.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	Security is currently in default.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rating by Fitch Ratings Service. All ratings are unaudited.
(k)	Interest only security.
(l)	Principal only security.
(m)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.0%.
(r)	Rate shown represents yield-to-maturity.
(s)	All or a portion of this security is held at the broker as collateral for open futures contracts.
##	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
MASTR	—	Mortgage Asset Securitization Transactions Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principals

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Summary of Investments by Security Type^
U.S. Government & Agency Obligations	27.8%
Corporate Bond & Notes	25.8
Mortgage-Backed Securities	21.1
Collateralized Mortgage Obligations	14.3
Asset-Backed Securities	2.3
Sovereign Bonds	2.1
Municipal Bonds	0.6
Senior Loans	0.2
Preferred Stocks	0.1
Purchased Options	0.0 *
Short-Term Investments	5.7

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Contracts Written

Notional Amount/Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
28	3-Month Eurodollar March Futures, Call	GSC	3/14/16	$99.25	$9,450
412	3-Month Eurodollar March Futures, Put	GSC	3/14/16	99.25	20,600
5,470,000	Swaption, 3-Month USD-LIBOR, Put	BCLY	1/14/19	5.00	14,132
24	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/24/15	127.50	6,375
20	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/24/15	130.50	625
17	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/24/15	131.00	266
24	U.S. Treasury 10-Year Note January Futures, Put	GSC	12/24/15	123.50	1,125
6	U.S. Treasury 10-Year Note January Futures, Put	GSC	12/24/15	124.50	656
17	U.S. Treasury 10-Year Note January Futures, Put	GSC	12/24/15	125.00	3,187
12	U.S. Treasury 10-Year Note March Futures, Call	GSC	2/19/16	127.50	8,438
12	U.S. Treasury 10-Year Note March Futures, Call	GSC	2/19/16	131.00	1,687
13	U.S. Treasury Long Bond January Futures, Call	GSC	12/24/15	161.00	1,420
18	U.S. Treasury Long Bond January Futures, Put	GSC	12/24/15	148.00	2,532
13	U.S. Treasury Long Bond January Futures, Put	GSC	12/24/15	149.00	2,844
12	U.S. Treasury Long Bond February Futures, Call	GSC	1/22/16	158.00	9,938
12	U.S. Treasury Long Bond February Futures, Put	GSC	1/22/16	149.00	6,938
10	U.S. Treasury Long Bond June Futures, Call	GSC	12/24/15	160.00	1,719
	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $272,964)				$91,932

During the period ended November 30, 2015, options contracts written transactions for Core Fixed Income Investments was as follows:

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2015	5,470,630	$420,248
Options written	1,504	403,620
Options closed	(788)	(266,713)
Options expired	(696)	(284,191)

Options contracts written, outstanding at November 30, 2015	5,470,650	$272,964

Schedule of Forward Sale Commitments

Face Amount	Security	Value
$ 6,700,000	Federal National Mortgage Association (FNMA) 3.500% due 1/15/46(a)	$6,923,246

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $6,918,797)	$6,923,246

(a)	This security is traded on a TBA basis (see Note 1).

At November 30, 2015, Core Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-BOBL December Futures	10	12/15	$1,373,832	$19,969
U.S. Treasury 2-Year Note March Futures	135	3/16	29,368,828	(235)
U.S. Treasury 5-Year Note March Futures	85	3/16	10,087,774	7,633
U.S. Treasury Ultra Long Bond March Futures	116	3/16	18,378,750	96,836

				124,203

Contracts to Sell:
90-Day Eurodollar December Futures	81	12/16	20,024,213	(52,213)
90-Day Eurodollar December Futures	34	12/17	8,360,600	17,000
90-Day Eurodollar March Futures	682	3/16	169,417,325	(83,087)
90-Day Eurodollar June Futures	20	6/16	4,960,500	2,250
Euro FX Currency December Futures	6	12/15	793,200	47,025
Euro-Bund December Futures	40	12/15	6,690,496	(229,060)
U.S. Treasury 5-Year Note March Futures	200	3/16	23,735,938	(9,039)
U.S. Treasury 10-Year Note March Futures	214	3/16	27,057,625	(55,703)
U.S. Treasury Long Bond March Futures	110	3/16	16,940,000	(53,578)

				(416,405)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(292,202)

At November 30, 2015, Core Fixed Income Investments had deposited cash of $546,496 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2015, Core Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	1,500,000	BCLY	$1,587,315	1/19/16	$(67,353)
Euro	2,800,000	BCLY	2,962,988	1/19/16	(218,456)
Euro	1,775,000	CITI	1,878,322	1/19/16	(88,147)

					(373,956)

Contracts to Sell:
Chinese Onshore Renminbi	9,660,000	BOA	1,504,957	1/19/16	(2,274)
Chinese Onshore Renminbi	19,780,000	CITI	3,081,580	1/19/16	7,597
Chinese Onshore Renminbi	10,020,000	CITI	1,561,043	1/19/16	(108)
Euro	6,352,905	BCLY	6,722,708	1/19/16	558,706
Euro	1,330,000	BCLY	1,407,419	1/19/16	74,467
Euro	1,045,683	BOA	1,106,552	1/19/16	85,861
Euro	8,660,000	CITI	9,164,099	1/19/16	749,436

					1,473,685

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$1,099,729

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

At November 30, 2015, Core Fixed Income Investments held the following Over The Counter (OTC) interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.147%	11/15/2027	BCLY	USD	595,000	$(55,954)	$—	$(55,954)
Receive	3-Month USD-LIBOR	2.750%	02/17/2042	BCLY	USD	1,545,000	(86,617)	—	(86,617)

							$(142,571)	$—	$(142,571)

At November 30, 2015, Core Fixed Income Investments deposited cash collateral with brokers in the amount of $896,164 for open OTC interest rate swap contracts.

At November 30, 2015, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	CITI	USD 910,000	$(216,940)

At November 30, 2015, Core Fixed Income Investments deposited cash collateral with brokers in the amount of $78,723 for open centrally cleared interest rate swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:

BRL	— Brazilian Real	BCLY	— Barclays Bank PLC
CNH	— Chinese Offshore Renminbi	BOA	— Bank of America
CNY	— Chinese Onshore Renminbi	CITI	— Citigroup Global Markets Inc.
EUR	— Euro	GSC	— Goldman Sachs & Co.
MXN	— Mexican Peso
PLN	— Polish Zloty

See pages 111 - 113 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.0%
Aerospace & Defense - 0.7%
$610,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	$536,800
260,000	B	LMI Aerospace Inc., Secured Notes, 7.375% due 7/15/19	256,100
130,000	BB	Orbital ATK Inc., Company Guaranteed Notes, 5.250% due 10/1/21	132,600
710,000	CCC+	TransDigm Inc., Company Guaranteed Notes, 7.500% due 7/15/21	747,275

		Total Aerospace & Defense	1,672,775

Airlines - 1.7%
875,000	B	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	907,266
283,170	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(a)	286,355
436,607	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(a)	450,251
40,000	BB	American Airlines Class C Pass Through Trust, Series 2013-1, Pass Thru Certificates, 6.125% due 7/15/18(a)	41,500
430,000	B+	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	433,763
102,266	BB+	Continental Airlines Class B Pass Through Trust, Series 2007-1, Pass Thru Certificates, 6.903% due 4/19/22	105,462
24,473	BBB	Continental Airlines Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 5.500% due 10/29/20	25,237
50,103	BBB	Delta Air Lines Class B Pass Through Trust, Series 2007-1, Pass Thru Certificates, 8.021% due 8/10/22	56,178
41,538	A-	Delta Air Lines Class B Pass Through Trust, Series 2009-1, Pass Thru Certificates, 9.750% due 12/17/16	44,290
30,000	A-	Delta Air Lines Class B Pass Through Trust, Series 2010-1, Pass Thru Certificates, 6.375% due 1/2/16(a)	29,965
172,831	BBB	United Airlines Class B Pass Through Trust. Series 2013-1, Pass Thru Certificates, 5.375% due 8/15/21	178,664
399,879	BBB	United Airlines Class B Pass Through Trust, Series 2014-1, Pass Thru Certificates, 4.750% due 4/11/22	402,878
270,000	BBB	United Airlines Class B Pass Through Trust, Series 2014-2, Pass Thru Certificates, 4.625% due 9/3/22	270,338
206,466	BBB-	US Airways Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 6.750% due 6/3/21	217,047
177,780	BBB-	US Airways Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.375% due 11/15/21	179,336
575,000	(P)B-	VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, Company Guaranteed Notes, 7.750% due 6/1/20(a)	474,375

		Total Airlines	4,102,905

Auto Components - 1.0%
200,000	BB-	FCA US LLC/CG Co.-Issuer Inc., Secured Notes, 8.250% due 6/15/21	215,810
560,000	BBB-	General Motors Co., Senior Unsecured Notes, 5.200% due 4/1/45	535,570
600,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.125% due 11/15/23	614,400
980,000	B	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% (6.875% cash or 7.625% PIK) due 8/15/18(a)(b)	1,015,525

		Total Auto Components	2,381,305

Banks - 2.7%
260,000	BB+	Bank of America Corp., Junior Subordinated Notes, 5.200%(c)(d)	243,586
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	226,375
200,000	B+	Barclays PLC, Junior Subordinated Notes, 8.250%(c)(d)	214,542
		CIT Group Inc., Senior Unsecured Notes:
730,000	BB-	5.375% due 5/15/20	771,975
30,000	BB-	5.000% due 8/15/22	30,712

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$1,250,000	BB-	5.000% due 8/1/23	$1,273,438
990,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950%(c)(d)	950,301
210,000	BB+	Credit Agricole SA, Junior Subordinated Notes, 8.375%(a)(c)(d)	238,350
310,000	Baa3(e)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(c)(d)	306,915
170,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(d)	170,425
785,000	B	Provident Funding Associates LP/PFG Finance Corp., Company Guaranteed Notes, 6.750% due 6/15/21(a)	769,300
620,000	BB	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.000% due 12/19/23	676,326
460,000	BB+	Synovus Financial Corp., Senior Unsecured Notes, 7.875% due 2/15/19	518,489

		Total Banks	6,390,734

Beverages - 1.2%
510,000	B-	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	488,963
370,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	373,700
		Constellation Brands Inc., Company Guaranteed Notes:
190,000	BB+	6.000% due 5/1/22	211,375
270,000	BB+	4.250% due 5/1/23	272,700
160,000	BB+	4.750% due 12/1/25	162,400
		Cott Beverages Inc., Company Guaranteed Notes:
260,000	B-	6.750% due 1/1/20	270,400
730,000	B-	5.375% due 7/1/22	711,750
370,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	421,800

		Total Beverages	2,913,088

Biotechnology - 0.1%
220,000	B+	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	184,250

Building Products - 0.4%
415,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22	399,956
240,000	B	Hardwoods Acquisition Inc., Senior Secured Notes, 7.500% due 8/1/21(a)	211,200
450,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Company Guaranteed Notes, 6.750% due 12/15/21(a)	399,375

		Total Building Products	1,010,531

Capital Markets - 0.4%
810,000	BBB-	E*TRADE Financial Corp., Senior Unsecured Notes, 5.375% due 11/15/22	858,600

Chemicals - 0.8%
500,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23	466,875
185,000	BB+	Blue Cube Spinco Inc., Company Guaranteed Notes, 9.750% due 10/15/23(a)	202,575
220,000	CCC+	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	187,000
90,000	B+	Hercules Inc., Junior Subordinated Notes, 6.500% due 6/30/29	80,944
460,000	CCC	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 8.875% due 2/1/18	304,750
385,000	B+	Platform Specialty Products Corp., Senior Unsecured Notes, 6.500% due 2/1/22(a)	336,875
355,000	B-	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Secured Notes, 6.500% due 4/15/21(a)	354,112

		Total Chemicals	1,933,131

Commercial Services & Supplies - 3.9%
500,000	BB-	ADT Corp. (The), Senior Unsecured Notes, 4.875% due 7/15/42	360,000
600,000	B	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)	507,000
		Ashtead Capital Inc., Secured Notes:
460,000	BB	6.500% due 7/15/22(a)	483,000
380,000	BB	5.625% due 10/1/24(a)	388,550
		Cenveo Corp.:
970,000	CCC	Company Guaranteed Notes, 11.500% due 5/15/17	854,813
725,000	B	Senior Secured Notes, 6.000% due 8/1/19(a)	543,750
210,000	CCC+	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	187,950
744,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22(f)	749,580
790,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	760,375
400,000	BB-	Mobile Mini Inc., Company Guaranteed Notes, 7.875% due 12/1/20	416,000
470,000	B-	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)	227,950

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$470,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	$354,850
110,000	B-	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	106,700
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	327,600
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, Company Guaranteed Notes, 7.875% due 6/1/21	114,125
		United Rentals North America Inc., Company Guaranteed Notes:
200,000	BB-	7.375% due 5/15/20	212,250
1,345,000	BB-	7.625% due 4/15/22	1,452,600
500,000	BB-	5.750% due 11/15/24	507,810
660,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	601,425

		Total Commercial Services & Supplies	9,156,328

Communications Equipment - 0.3%
		CommScope Inc.:
295,000	B	Company Guaranteed Notes, 5.500% due 6/15/24(a)	284,306
60,000	BB	Senior Secured Notes, 4.375% due 6/15/20(a)	60,600
350,000	B	CommScope Technologies Finance LLC, Senior Unsecured Notes, 6.000% due 6/15/25(a)	336,000

		Total Communications Equipment	680,906

Construction Materials - 0.6%
733,687	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a)(b)	550,265
400,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	367,000
430,000	B+	US Concrete Inc., Senior Secured Notes, 8.500% due 12/1/18	449,888

		Total Construction Materials	1,367,153

Consumer Finance - 1.1%
		Ally Financial Inc.:
		Company Guaranteed Notes:
294,000	BB+	8.000% due 3/15/20	342,128
224,000	BB+	7.500% due 9/15/20	258,160
335,000	BB+	8.000% due 11/1/31	400,744
340,000	BB-	Subordinated Notes, 5.750% due 11/20/25	343,187
640,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 6.125% due 2/15/21	631,200
170,000	BB	First Cash Financial Services Inc., Company Guaranteed Notes, 6.750% due 4/1/21	170,850
		Navient Corp., Senior Unsecured Notes:
120,000	BB	8.450% due 6/15/18	126,240
140,000	BB	5.875% due 3/25/21	128,625
380,000	BB	5.875% due 10/25/24	325,375

		Total Consumer Finance	2,726,509

Containers & Packaging - 1.7%
200,000	CCC+	Ardagh Finance Holdings SA, Senior Unsecured Notes, 8.625% (0.000% cash or 8.625% PIK) due 6/15/19(a)(b)	209,500
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
350,000	B+	Senior Secured Notes, 3.337% due 12/15/19(a)(c)	344,750
215,294	Caa1(e)	Senior Unsecured Notes, 7.000% due 11/15/20(a)	215,563
440,000	BB+	Ball Corp., Company Guaranteed Notes, 5.250% due 7/1/25	444,950
730,000	CCC+	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, Company Guaranteed Notes, 6.000% due 6/15/17(a)	729,088
290,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 9.125% due 8/15/21(a)	274,775
430,000	B-	Coveris Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	399,900
		Pactiv LLC, Senior Unsecured Notes:
190,000	CCC+	7.950% due 12/15/25	181,450
680,000	CCC+	8.375% due 4/15/27	656,200
585,000	B+	Plastipak Holdings Inc., Senior Unsecured Notes, 6.500% due 10/1/21(a)	574,762

		Total Containers & Packaging	4,030,938

Diversified Consumer Services - 0.3%
		Service Corp. International, Senior Unsecured Notes:
500,000	BB	5.375% due 5/15/24	526,250
130,000	BB	7.500% due 4/1/27	152,100

		Total Diversified Consumer Services	678,350

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
Diversified Financial Services - 2.7%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Company Guaranteed Notes:
$280,000	BB+	4.500% due 5/15/21	$286,650
410,000	BB+	4.625% due 7/1/22	415,638
420,000	B+	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	306,600
279,000	BB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 5.000% due 9/1/23	281,092
710,000	Caa2(e)	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)	358,550
410,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	340,812
500,000	B+	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.570% due 12/21/65(a)(c)	473,750
		International Lease Finance Corp., Senior Unsecured Notes:
370,000	BB+	8.250% due 12/15/20	441,225
755,000	BB+	8.625% due 1/15/22	925,819
530,000	CCC+	Jack Cooper Holdings Corp., Senior Secured Notes, 10.250% due 6/1/20(a)	469,050
740,000	B	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)	529,100
530,000	B-	OPE KAG Finance Sub Inc., Senior Unsecured Notes, 7.875% due 7/31/23(a)	545,238
740,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	717,800
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	166,400
320,000	B	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	248,000

		Total Diversified Financial Services	6,505,724

Diversified Telecommunication Services - 4.2%
		CenturyLink Inc., Senior Unsecured Notes:
120,000	BB	6.450% due 6/15/21	117,662
430,000	BB	5.800% due 3/15/22	400,437
150,000	BB	6.750% due 12/1/23	142,973
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	32,025
550,000	B-	Cogent Communications Finance Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	517,000
420,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	412,650
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
190,000	B+	7.250% due 10/15/20	159,600
350,000	B+	7.500% due 4/1/21	292,250
755,000	CCC+	6.625% due 12/15/22(f)	460,550
970,000	B+	5.500% due 8/1/23	727,500
		Level 3 Financing Inc., Company Guaranteed Notes:
210,000	B	7.000% due 6/1/20	222,337
700,000	B	8.625% due 7/15/20	737,625
130,000	B	6.125% due 1/15/21	136,566
725,000	B	5.375% due 8/15/22	732,616
30,000	B	5.625% due 2/1/23	30,338
770,000	B	5.125% due 5/1/23(a)	767,113
130,000	B	Techniplas LLC, Senior Secured Notes, 10.000% due 5/1/20(a)	93,600
306,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	327,038
430,000	BB	VimpelCom Holdings BV, Company Guaranteed Notes, 5.950% due 2/13/23(a)	404,737
		Virgin Media Finance PLC, Company Guaranteed Notes:
885,000	B	6.375% due 4/15/23(a)	908,231
470,000	B	6.000% due 10/15/24(a)	469,413
260,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 1/15/25(a)	263,250
		Windstream Services LLC, Company Guaranteed Notes:
210,000	B+	7.750% due 10/15/20(f)	177,187
970,000	B+	7.750% due 10/1/21	778,425
650,000	B+	7.500% due 6/1/22(f)	502,938
50,000	B+	7.500% due 4/1/23	38,375

		Total Diversified Telecommunication Services	9,852,436

Electric Utilities - 1.4%
		Calpine Corp., Senior Unsecured Notes:
900,000	B	5.375% due 1/15/23	843,750
240,000	B	5.750% due 1/15/25	225,600
3,449	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	3,475
430,000	CCC+	Illinois Power Generating Co., Senior Unsecured Notes, 7.000% due 4/15/18(f)	384,850

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$17,539	NR	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	$17,580
477,404	B-	Mirant Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	492,323
		NRG REMA LLC, Pass Thru Certificates:
49,562	B	9.237% due 7/2/17	50,430
1,210,000	B	9.681% due 7/2/26	1,235,712

		Total Electric Utilities	3,253,720

Electronic Equipment, Instruments & Components - 0.6%
95,000	B+	International Wire Group Holdings Inc., Secured Notes, 8.500% due 10/15/17(a)	99,038
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	261,875
1,050,000	BB-	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	1,008,000

		Total Electronic Equipment, Instruments & Components	1,368,913

Energy Equipment & Services - 0.7%
		CGG SA, Company Guaranteed Notes:
520,000	CCC+	6.500% due 6/1/21	284,700
200,000	CCC+	6.875% due 1/15/22	110,500
500,000	B+	Foresight Energy LLC/Foresight Energy Finance Corp., Company Guaranteed Notes, 7.875% due 8/15/21(a)	423,750
410,000	B-	GenOn Energy Inc., Senior Unsecured Notes, 9.500% due 10/15/18	364,900
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
130,000	BB+	6.625% due 10/1/20(a)	130,325
326,000	BB+	6.375% due 8/1/22	318,665
140,000	BB+	5.250% due 5/1/23	127,750

		Total Energy Equipment & Services	1,760,590

Food Products - 1.4%
585,000	B-	Diamond Foods Inc., Company Guaranteed Notes, 7.000% due 3/15/19(a)	608,400
580,000	BB+	ESAL GmbH, Company Guaranteed Notes, 6.250% due 2/5/23(a)	556,800
		JBS USA LLC/JBS USA Finance Inc.:
225,000	BB+	Company Guaranteed Notes, 7.250% due 6/1/21(a)	235,125
530,000	BB+	Senior Unsecured Notes, 5.875% due 7/15/24(a)	523,375
		Kraft Heinz Foods Co.:
170,000	BBB-	Company Guaranteed Notes, 7.125% due 8/1/39(a)	210,801
132,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	140,800
430,000	BB+	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(a)	424,625
720,000	CCC+	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)	660,600

		Total Food Products	3,360,526

Health Care Equipment & Supplies - 2.0%
		Alere Inc., Company Guaranteed Notes:
430,000	CCC+	6.500% due 6/15/20	425,700
290,000	CCC+	6.375% due 7/1/23(a)	294,350
200,000	B-	ConvaTec Finance International SA, Company Guaranteed Notes, 8.250% (8.250% cash or 9.000% PIK) due 1/15/19(a)(b)	196,126
		DJO Finance LLC/DJO Finance Corp., Secured Notes:
80,000	CCC	10.750% due 4/15/20(a)	75,200
1,150,000	CCC+	8.125% due 6/15/21(a)	1,037,875
260,000	B-	Greatbatch Ltd., Senior Unsecured Notes, 9.125% due 11/1/23(a)	260,650
250,000	BB-	Hill-Rom Holdings Inc., Senior Unsecured Notes, 5.750% due 9/1/23(a)	255,938
1,075,000	CCC+	Kinetic Concepts Inc./KCI USA Inc., Company Guaranteed Notes, 12.500% due 11/1/19	1,042,750
470,000	BB-	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 5.625% due 10/15/23(a)	407,725
670,000	B-	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	629,800

		Total Health Care Equipment & Supplies	4,626,114

Health Care Providers & Services - 5.1%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
390,000	B-	6.125% due 3/15/21	403,650
695,000	B-	5.125% due 7/1/22	684,575
430,000	B-	Amsurg Corp., Company Guaranteed Notes, 5.625% due 7/15/22	424,088
1,525,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 6.875% due 2/1/22	1,483,063
500,000	B+	DaVita HealthCare Partners Inc., Company Guaranteed Notes, 5.125% due 7/15/24	499,687

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
$360,000	BB+	5.875% due 1/31/22(a)	$391,500
300,000	BB+	4.750% due 10/15/24(a)	302,250
		HCA Inc.:
		Company Guaranteed Notes:
1,235,000	B+	7.500% due 2/15/22	1,386,287
285,000	B+	5.375% due 2/1/25	281,081
60,000	B+	7.690% due 6/15/25	66,300
250,000	B+	5.875% due 2/15/26	254,063
		Senior Secured Notes:
580,000	BBB-	4.750% due 5/1/23	577,100
450,000	BBB-	5.000% due 3/15/24	454,500
290,000	B+	HealthSouth Corp., Company Guaranteed Notes, 5.125% due 3/15/23	280,575
520,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	491,400
250,000	B-	Kindred Healthcare Inc., Company Guaranteed Notes, 8.750% due 1/15/23	237,500
600,000	BB	Molina Healthcare Inc., Company Guaranteed Notes, 5.375% due 11/15/22(a)	604,500
870,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	706,875
		Tenet Healthcare Corp., Senior Unsecured Notes:
460,000	CCC+	8.000% due 8/1/20	469,200
1,835,000	CCC+	8.125% due 4/1/22	1,838,440
295,000	CCC+	6.875% due 11/15/31	251,119

		Total Health Care Providers & Services	12,087,753

Hotels, Restaurants & Leisure - 6.4%
		1011778 BC ULC/New Red Finance Inc.:
410,000	B-	Secured Notes, 6.000% due 4/1/22(a)	426,400
446,000	B+	Senior Secured Notes, 4.625% due 1/15/22(a)	451,575
740,000	B	AMC Entertainment Inc., Company Guaranteed Notes, 5.750% due 6/15/25	747,400
143,973	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (0.000% cash or 14.000% PIK) due 2/9/18(a)(b)(g)(h)	131,375
		Boyd Gaming Corp., Company Guaranteed Notes:
620,000	CCC+	9.000% due 7/1/20	666,500
570,000	CCC+	6.875% due 5/15/23	599,213
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
110,000	CCC-	Secured Notes, 11.000% due 10/1/21	101,475
800,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20	780,000
700,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	748,125
160,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	154,400
490,000	B-	Eldorado Resorts Inc., Senior Unsecured Notes, 7.000% due 8/1/23(a)	494,594
545,000	CCC+	Golden Nugget Escrow Inc., Senior Unsecured Notes, 8.500% due 12/1/21(a)	562,713
260,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes, 8.875% due 3/15/19(a)	268,450
1,310,000	BB	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	1,370,522
600,000	B	Isle of Capri Casinos Inc., Company Guaranteed Notes, 8.875% due 6/15/20	645,000
160,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	163,400
565,000	B-	Landry’s Inc., Company Guaranteed Notes, 9.375% due 5/1/20(a)	602,431
		MGM Resorts International, Company Guaranteed Notes:
1,125,000	B+	6.625% due 12/15/21	1,178,437
700,000	B+	7.750% due 3/15/22	753,375
		NCL Corp., Ltd., Senior Unsecured Notes:
750,000	BB-	5.250% due 11/15/19(a)	774,375
590,000	BB-	4.625% due 11/15/20(a)	594,425
776,350	NR	New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes, 10.625% (0.000% cash or 10.625% PIK) due 5/1/19(a)(b)	650,193
835,000	CCC	PF Chang’s China Bistro Inc., Company Guaranteed Notes, 10.250% due 6/30/20(a)	774,462
560,000	BB-	Scientific Games International Inc., Senior Secured Notes, 7.000% due 1/1/22(a)	543,200
280,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	281,750
360,000	B	Studio City Finance Ltd., Company Guaranteed Notes, 8.500% due 12/1/20(a)	359,100

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$430,000	B+	Viking Cruises Ltd., Senior Unsecured Notes, 6.250% due 5/15/25(a)	$406,350

		Total Hotels, Restaurants & Leisure	15,229,240

Household Durables - 2.0%
350,000	BB	CalAtlantic Group Inc., Company Guaranteed Notes, 6.250% due 12/15/21	375,375
545,000	B-	K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20(a)	487,775
530,000	BB	Lennar Corp., Company Guaranteed Notes, 4.875% due 12/15/23	532,650
610,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	638,975
		Shea Homes LP/Shea Homes Funding Corp., Company Guaranteed Notes:
170,000	B+	5.875% due 4/1/23(a)	176,375
430,000	B+	6.125% due 4/1/25(a)	446,125
1,145,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	1,153,588
		Toll Brothers Finance Corp., Company Guaranteed Notes:
60,000	BB+	4.000% due 12/31/18	62,250
60,000	BB+	6.750% due 11/1/19	67,350
		William Lyon Homes Inc., Company Guaranteed Notes:
725,000	B-	8.500% due 11/15/20	775,750
60,000	B-	7.000% due 8/15/22	61,350

		Total Household Durables	4,777,563

Household Products - 2.0%
650,000	BB-	Brookfield Residential Properties Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	611,000
190,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	193,325
400,000	B-	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% (0.000% cash or 9.750% PIK) due 2/15/19(a)(b)	413,500
100,000	CCC	Kronos Acquisition Holdings Inc., Senior Unsecured Notes, 9.000% due 8/15/23(a)	94,250
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
112,000	CCC+	Company Guaranteed Notes, 9.875% due 8/15/19	116,340
1,600,000	B+	Senior Secured Notes, 5.750% due 10/15/20	1,644,000
		Spectrum Brands Inc., Company Guaranteed Notes:
780,000	B	6.625% due 11/15/22	836,550
220,000	B	6.125% due 12/15/24(a)	230,450
653,000	B	5.750% due 7/15/25(a)	676,671

		Total Household Products	4,816,086

Independent Power and Renewable Electricity Producers - 1.2%
		AES Corp., Senior Unsecured Notes:
400,000	BB-	4.875% due 5/15/23	362,500
150,000	BB-	5.500% due 3/15/24	137,429
		NRG Energy Inc., Company Guaranteed Notes:
555,000	BB-	7.875% due 5/15/21	556,387
1,460,000	BB-	6.250% due 7/15/22	1,357,800
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	508,775

		Total Independent Power and Renewable Electricity Producers	2,922,891

Industrial Conglomerates - 1.1%
		American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes:
370,000	BB-	5.625% due 4/15/21(a)	377,400
250,000	BB-	5.750% due 12/15/23(a)	254,063
		HD Supply Inc.:
1,285,000	B-	Company Guaranteed Notes, 7.500% due 7/15/20	1,362,100
550,000	BB-	Senior Secured Notes, 5.250% due 12/15/21(a)	573,375

		Total Industrial Conglomerates	2,566,938

Insurance - 1.0%
		CNO Financial Group Inc., Senior Unsecured Notes:
90,000	BB+	4.500% due 5/30/20	92,025
470,000	BB+	5.250% due 5/30/25	479,988
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	522,500
		Genworth Holdings Inc., Company Guaranteed Notes:
250,000	BB-	7.700% due 6/15/20	247,500
500,000	BB-	4.900% due 8/15/23	375,000
775,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.875% due 10/1/21(a)	745,937

		Total Insurance	2,462,950

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
Internet Software & Services - 2.2%
$490,000	CCC+	Ancestry.com Holdings LLC, Senior Unsecured Notes, 9.625% (9.625% cash or 10.375% PIK) due 10/15/18(a)(b)	$493,063
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	76,300
267,000	B+	Bankrate Inc., Company Guaranteed Notes, 6.125% due 8/15/18(a)	269,670
700,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	687,750
600,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22	627,000
		EarthLink Holdings Corp.:
653,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19(f)	672,590
555,000	B+	Senior Secured Notes, 7.375% due 6/1/20	573,037
		Equinix Inc., Senior Unsecured Notes:
420,000	BB	5.375% due 1/1/22	430,500
495,000	BB	5.375% due 4/1/23	506,756
440,000	BB-	Match Group Inc., Senior Unsecured Notes, 6.750% due 12/15/22(a)	439,450
500,000	B+	Netflix Inc., Senior Unsecured Notes, 5.750% due 3/1/24	518,750

		Total Internet Software & Services	5,294,866

Leisure Products - 0.1%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	250,800

Machinery - 0.8%
630,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	653,625
425,000	CCC+	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21(a)	425,000
325,000	BB	Terex Corp., Company Guaranteed Notes, 6.000% due 5/15/21	318,549
520,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	523,575

		Total Machinery	1,920,749

Media - 8.7%
540,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(a)	536,960
705,000	B	Altice SA, Company Guaranteed Notes, 7.625% due 2/15/25(a)	618,638
160,000	BB	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	165,200
140,000	BB-	CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes, 5.125% due 2/15/23	139,579
		CCO Safari II LLC, Senior Secured Notes:
720,000	BBB-	4.908% due 7/23/25(a)	732,056
220,000	BBB-	6.484% due 10/23/45(a)	229,423
570,000	BB	CCOH Safari LLC, Senior Unsecured Notes, 5.750% due 2/15/26(a)	574,275
275,000	B-	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.375% due 9/15/20(a)	269,844
1,145,000	B	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	1,113,744
		CSC Holdings LLC, Senior Unsecured Notes:
500,000	BB	8.625% due 2/15/19	539,005
780,000	BB	6.750% due 11/15/21	739,050
		DISH DBS Corp., Company Guaranteed Notes:
900,000	BB-	7.875% due 9/1/19	972,000
100,000	BB-	6.750% due 6/1/21	100,875
1,000,000	BB-	5.875% due 7/15/22	931,250
50,000	BB-	5.875% due 11/15/24	44,875
745,000	B+	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	780,387
530,000	B-	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	453,150
1,355,000	B	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	1,410,894
160,000	BB-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20(a)	170,000
		iHeartCommunications Inc., Company Guaranteed Notes:
310,000	CCC-	14.000% (12.000% cash or 2.00% PIK) due 2/1/21(b)	79,825
965,000	CCC+	9.000% due 3/1/21	666,815
		LBI Media Inc.:
458,710	CC	Company Guaranteed Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(b)	454,123
1,052	CC	Secured Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(b)	1,041
1,000,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	931,250
570,000	B+	LIN Television Corp., Company Guaranteed Notes, 5.875% due 11/15/22(a)	572,850

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$30,000	B-	MHGE Parent LLC/MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% due 8/1/19(a)	$30,187
660,000	B	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21(a)	674,850
400,000	BB-	Neptune Finco Corp., Senior Unsecured Notes, 6.625% due 10/15/25(a)	415,500
935,000	B+	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20	956,037
		Numericable-SFR SAS, Senior Secured Notes:
630,000	B+	6.000% due 5/15/22(a)	623,700
910,000	B+	6.250% due 5/15/24(a)	898,625
130,000	BB-	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 5.250% due 2/15/22	133,900
1,480,000	CCC	Radio One Inc., Company Guaranteed Notes, 9.250% due 2/15/20(a)	1,221,000
900,000	B-	Regal Entertainment Group, Senior Unsecured Notes, 5.750% due 3/15/22	916,875
290,000	B+	Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)	284,562
650,000	B-	SiTV LLC/SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(a)	513,500
600,000	B+	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	581,250

		Total Media	20,477,095

Metals & Mining - 1.0%
530,000	BBB-	Alcoa Inc., Senior Unsecured Notes, 5.125% due 10/1/24	504,162
500,000	BB	ArcelorMittal, Senior Unsecured Notes, 7.250% due 2/25/22(f)	443,440
250,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18(a)	204,375
365,000	B	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	210,331
370,000	BB+	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(a)	357,975
200,000	B+	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	214,000
110,000	B-	Joseph T Ryerson & Son Inc., Senior Secured Notes, 9.000% due 10/15/17	92,937
190,000	NR	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(h)(i)	8,550
		Mirabela Nickel Ltd.:
274,314	NR	Senior Secured Notes, 9.500% due 6/24/19(a)(g)(h)	150,873
1,139	NR	Subordinated Notes, 1.000% due 9/10/44(a)(g)(h)	—
40,000	B-	Prince Mineral Holding Corp., Senior Secured Notes, 11.500% due 12/15/19(a)	31,000
270,000	CCC-	Thompson Creek Metals Co., Inc., Company Guaranteed Notes, 12.500% due 5/1/19	72,225

		Total Metals & Mining	2,289,868

Multiline Retail - 1.1%
1,210,000	B+	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23(a)	1,261,425
		JC Penney Corp., Inc., Company Guaranteed Notes:
565,000	CCC-	7.950% due 4/1/17	572,062
760,000	CCC-	8.125% due 10/1/19	729,600

		Total Multiline Retail	2,563,087

Oil, Gas & Consumable Fuels - 13.2%
		Antero Resources Corp., Company Guaranteed Notes:
210,000	BB	5.375% due 11/1/21	194,250
615,000	BB	5.125% due 12/1/22	562,725
220,000	B-	Approach Resources Inc., Company Guaranteed Notes, 7.000% due 6/15/21	117,700
		Arch Coal Inc., Company Guaranteed Notes:
170,000	CC	7.000% due 6/15/19	4,038
60,000	CC	9.875% due 6/15/19	1,500
210,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	159,600
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
30,000	B	6.750% due 11/1/20	12,600
380,000	B	6.375% due 9/15/22	153,900
950,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	850,250
960,000	CCC+	Bonanza Creek Energy Inc., Company Guaranteed Notes, 6.750% due 4/15/21	758,400
		BreitBurn Energy Partners LP/BreitBurn Finance Corp., Company Guaranteed Notes:
210,000	CCC+	8.625% due 10/15/20	76,650
80,000	CCC+	7.875% due 4/15/22	23,600
720,000	BB-	California Resources Corp., Company Guaranteed Notes, 6.000% due 11/15/24	433,350
280,000	B+	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 7.625% due 1/15/22	266,000

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
		Carrizo Oil & Gas Inc., Company Guaranteed Notes:
$920,000	B	7.500% due 9/15/20	$906,200
130,000	B	6.250% due 4/15/23	119,275
		Chesapeake Energy Corp., Company Guaranteed Notes:
20,000	BB-	3.571% due 4/15/19(c)	9,000
150,000	BB-	6.875% due 11/15/20	70,500
560,000	BB-	6.125% due 2/15/21	240,800
120,000	BB-	4.875% due 4/15/22	51,375
120,000	BB-	5.750% due 3/15/23	51,600
690,000	BB-	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Company Guaranteed Notes, 6.375% due 3/15/24	313,950
190,000	CCC	Comstock Resources Inc., Company Guaranteed Notes, 9.500% due 6/15/20(f)	39,900
430,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23	421,400
		Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes:
380,000	BB	6.000% due 12/15/20	331,550
250,000	BB	6.125% due 3/1/22	215,000
		DCP Midstream LLC:
345,000	B+	Junior Subordinated Notes, 5.850% due 5/21/43(a)(c)	274,275
		Senior Unsecured Notes:
115,000	BB	5.350% due 3/15/20(a)	107,410
200,000	BB	4.750% due 9/30/21(a)	173,035
175,000	BB	6.750% due 9/15/37(a)	141,224
450,000	CCC+	Eclipse Resources Corp., Company Guaranteed Notes, 8.875% due 7/15/23(a)	317,250
64,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	63,520
		EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes:
920,000	B	9.375% due 5/1/20	786,600
355,000	B	6.375% due 6/15/23	273,350
230,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	150,650
880,000	CCC+	Gastar Exploration Inc., Secured Notes, 8.625% due 5/15/18	479,600
240,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	211,800
90,000	B+	Gulfport Energy Corp., Company Guaranteed Notes, 7.750% due 11/1/20	87,750
		Halcon Resources Corp.:
		Company Guaranteed Notes:
160,000	D	9.750% due 7/15/20	51,200
690,000	D	8.875% due 5/15/21	213,900
320,000	CCC+	Secured Notes, 8.625% due 2/1/20(a)	253,200
10,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.800% due 8/1/31	9,755
400,000	B-	Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes, 6.500% due 9/15/21	77,752
940,000	C	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20	373,650
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
280,000	BB	5.500% due 2/15/23	266,000
190,000	BB	4.875% due 12/1/24	169,456
500,000	BB	4.875% due 6/1/25	447,500
		MEG Energy Corp., Company Guaranteed Notes:
360,000	BB-	6.375% due 1/30/23(a)	300,600
320,000	BB-	7.000% due 3/31/24(a)	272,800
		Memorial Production Partners LP/Memorial Production Finance Corp., Company Guaranteed Notes:
510,000	CCC+	7.625% due 5/1/21	297,075
435,000	CCC+	6.875% due 8/1/22	243,600
210,000	NR	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16(h)(i)	66,150
240,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23	253,800
830,000	B-	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)	192,975
130,000	B	Natural Resource Partners LP/NRP Finance Corp., Senior Unsecured Notes, 9.125% due 10/1/18	89,050
230,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.375% due 1/1/26	211,025

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
$230,000	BB-	5.125% due 7/15/19	$205,850
270,000	BB-	6.875% due 10/15/21	244,350
		NGPL PipeCo LLC, Senior Secured Notes:
200,000	CCC-	7.119% due 12/15/17(a)	177,500
140,000	CCC-	9.625% due 6/1/19(a)	122,500
205,000	CCC-	7.768% due 12/15/37(a)	164,000
		Oasis Petroleum Inc., Company Guaranteed Notes:
110,000	B+	6.500% due 11/1/21	94,050
440,000	B+	6.875% due 3/15/22(f)	379,500
150,000	B+	6.875% due 1/15/23	130,125
210,000	B	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	108,675
250,000	B+	Parker Drilling Co., Company Guaranteed Notes, 6.750% due 7/15/22	181,250
420,000	B-	Parsley Energy LLC/Parsley Finance Corp., Senior Unsecured Notes, 7.500% due 2/15/22(a)	428,400
600,000	BBB-	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 7.000% due 11/15/23(a)	600,750
200,000	BB	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	140,000
620,000	B-	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	542,500
		QEP Resources Inc., Senior Unsecured Notes:
170,000	BB+	6.875% due 3/1/21	163,200
400,000	BB+	5.375% due 10/1/22	362,000
640,000	BB+	5.250% due 5/1/23	574,400
60,000	NR	Quicksilver Resources Inc., Company Guaranteed Notes, 11.000% due 7/1/21(i)	3,750
		Range Resources Corp., Company Guaranteed Notes:
280,000	BB+	5.750% due 6/1/21	262,500
60,000	BB+	5.000% due 8/15/22	53,400
50,000	BB+	4.875% due 5/15/25(a)	44,187
70,000	BBB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	72,450
265,000	CCC+	Rex Energy Corp., Company Guaranteed Notes, 8.875% due 12/1/20	102,025
		Rice Energy Inc., Company Guaranteed Notes:
1,350,000	B-	6.250% due 5/1/22	1,154,250
215,000	B-	7.250% due 5/1/23(a)	188,125
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
370,000	BB+	6.850% due 7/15/18(a)	380,175
665,000	BB+	5.625% due 4/15/20(a)	655,025
250,000	BB+	7.500% due 7/15/38(a)	241,250
1,735,000	BB+	6.875% due 4/15/40(a)	1,622,225
270,000	B	Rose Rock Midstream LP/Rose Rock Finance Corp., Company Guaranteed Notes, 5.625% due 11/15/23(a)	224,100
330,000	B	RSP Permian Inc., Company Guaranteed Notes, 6.625% due 10/1/22(a)	329,588
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
890,000	BB+	5.625% due 2/1/21	865,525
725,000	BB+	6.250% due 3/15/22	704,156
370,000	BB+	5.625% due 4/15/23	343,175
510,000	BB+	5.750% due 5/15/24	473,025
810,000	NR	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20(i)	4,050
		Sanchez Energy Corp., Company Guaranteed Notes:
590,000	B-	7.750% due 6/15/21	451,350
1,270,000	B-	6.125% due 1/15/23(f)	879,475
240,000	B+	Shelf Drilling Holdings Ltd., Secured Notes, 8.625% due 11/1/18(a)	180,300
480,000	BB	SM Energy Co., Senior Unsecured Notes, 5.625% due 6/1/25	429,600
80,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.500% due 6/1/24	76,128
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes:
80,000	B	7.500% due 7/1/21	76,400
520,000	B	5.500% due 8/15/22	449,800
160,000	B-	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	144,800
160,000	CCC	Triangle USA Petroleum Corp., Company Guaranteed Notes, 6.750% due 7/15/22(a)	68,000
340,000	B+	Ultra Petroleum Corp., Senior Unsecured Notes, 5.750% due 12/15/18(a)	144,500

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$240,000	B	Vanguard Natural Resources LLC/VNR Finance Corp., Company Guaranteed Notes, 7.875% due 4/1/20	$126,000
575,000	B+	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21	575,000
580,000	B	Western Refining Logistics LP/WNRL Finance Corp., Company Guaranteed Notes, 7.500% due 2/15/23	587,250
360,000	BB-	Whiting Canadian Holding Co. ULC, Company Guaranteed Notes, 8.125% due 12/1/19	375,842
		Whiting Petroleum Corp., Company Guaranteed Notes:
400,000	BB-	5.000% due 3/15/19	378,000
120,000	BB-	5.750% due 3/15/21	109,800
390,000	BB-	6.250% due 4/1/23	364,650
320,000	BB	WPX Energy Inc., Senior Unsecured Notes, 8.250% due 8/1/23	300,000

		Total Oil, Gas & Consumable Fuels	31,299,991

Paper & Forest Products - 0.2%
580,000	CCC+	Appvion Inc., Secured Notes, 9.000% due 6/1/20(a)	205,900
220,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	162,250

		Total Paper & Forest Products	368,150

Personal Products - 0.3%
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	830,825

Pharmaceuticals - 2.3%
520,000	CCC-	BioScrip Inc., Company Guaranteed Notes, 8.875% due 2/15/21	415,350
420,000	CCC+	DPx Holdings BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	425,775
		Endo Finance LLC/Endo Ltd./Endo Finco Inc., Company Guaranteed Notes:
200,000	B	6.000% due 7/15/23(a)	193,500
700,000	B	6.000% due 2/1/25(a)	668,500
320,000	B+	Grifols Worldwide Operations Ltd., Company Guaranteed Notes, 5.250% due 4/1/22(a)	325,600
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
1,250,000	B-	5.375% due 3/15/20(a)	1,125,000
930,000	B-	6.375% due 10/15/20(a)	856,763
1,000,000	B-	5.625% due 12/1/21(a)	877,500
600,000	B-	6.125% due 4/15/25(a)	520,500

		Total Pharmaceuticals	5,408,488

Real Estate Investment Trusts (REITs) - 1.8%
330,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 2/15/21(a)	305,250
480,000	B-	Communications Sales & Leasing Inc./CSL Capital LLC, Company Guaranteed Notes, 8.250% due 10/15/23	429,600
610,000	B+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21	620,675
360,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	357,300
975,000	B+	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	1,011,562
460,000	B+	Iron Mountain Inc., Company Guaranteed Notes, 6.000% due 10/1/20(a)	483,690
		iStar Financial Inc., Senior Unsecured Notes:
410,000	B+	9.000% due 6/1/17	433,063
695,000	B+	5.000% due 7/1/19	676,756

		Total Real Estate Investment Trusts (REITs)	4,317,896

Real Estate Management & Development - 0.8%
200,000	B+	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	211,500
730,000	B	Howard Hughes Corp. (The), Senior Unsecured Notes, 6.875% due 10/1/21(a)	750,075
885,000	B	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	919,294

		Total Real Estate Management & Development	1,880,869

Semiconductors & Semiconductor Equipment - 0.2%
		Micron Technology Inc., Senior Unsecured Notes:
60,000	BB	5.250% due 8/1/23(a)	56,550
400,000	BB	5.500% due 2/1/25	372,000
100,000	BB+	Qorvo Inc., Company Guaranteed Notes, 6.750% due 12/1/23(a)	102,500

		Total Semiconductors & Semiconductor Equipment	531,050

Software - 1.8%
370,000	BB+	Activision Blizzard Inc., Company Guaranteed Notes, 6.125% due 9/15/23(a)	405,150

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
		First Data Corp.:
$1,370,000	B	Company Guaranteed Notes, 7.000% due 12/1/23(a)	$1,385,413
		Secured Notes:
310,000	B	8.250% due 1/15/21(a)	324,337
240,000	B	8.750% (8.750% cash or 10.000% PIK) due 1/15/22(a)	252,540
330,000	B	5.750% due 1/15/24(a)	330,825
		Senior Secured Notes:
155,000	BB	5.375% due 8/15/23(a)	158,391
230,000	BB	5.000% due 1/15/24(a)	230,575
440,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	437,250
690,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	703,800

		Total Software	4,228,281

Specialty Retail - 1.7%
915,000	B-	Argos Merger Sub Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	924,150
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	359,100
270,000	BB+	GameStop Corp., Company Guaranteed Notes, 5.500% due 10/1/19(a)	269,662
850,000	CCC	Guitar Center Inc., Company Guaranteed Notes, 9.625% due 4/15/20(a)	675,750
360,000	BB+	L Brands Inc., Company Guaranteed Notes, 6.875% due 11/1/35(a)	370,350
665,000	B-	Men’s Wearhouse Inc. (The), Company Guaranteed Notes, 7.000% due 7/1/22	522,025
770,000	CCC+	Neiman Marcus Group Ltd. Inc., Company Guaranteed Notes, 8.750% (8.750% cash or 9.500% PIK) due 10/15/21(a)(b)	689,150
330,000	BB+	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	336,188

		Total Specialty Retail	4,146,375

Technology Hardware, Storage & Peripherals - 0.2%
475,000	BB+	Dell Inc., Senior Unsecured Notes, 5.400% due 9/10/40	363,375

Textiles, Apparel & Luxury Goods - 0.3%
110,000	B-	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17(a)	105,600
180,000	BBu	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	180,450
310,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	320,075

		Total Textiles, Apparel & Luxury Goods	606,125

Tobacco - 0.2%
480,000	CCC	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21	389,400

Transportation Infrastructure - 3.2%
380,000	CCC+	Air Medical Merger Sub Corp., Senior Unsecured Notes, 6.375% due 5/15/23(a)	342,475
		Aircastle Ltd., Senior Unsecured Notes:
270,000	BB+	6.250% due 12/1/19	292,275
505,000	BB+	7.625% due 4/15/20	575,069
945,000	CCC+	Con-way Inc., Senior Unsecured Notes, 7.250% due 1/15/18	954,888
260,000	B	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	275,600
325,000	B+	Eletson Holdings, Senior Secured Notes, 9.625% due 1/15/22(a)	297,375
470,000	B+	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	479,400
500,000	B	Florida East Coast Holdings Corp., Senior Secured Notes, 6.750% due 5/1/19(a)	491,250
		Fly Leasing Ltd., Senior Unsecured Notes:
335,000	BB	6.750% due 12/15/20	350,075
315,000	BB	6.375% due 10/15/21	319,331
670,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	551,075
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 2/15/18(a)(b)	364,450
330,000	B-	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21	181,500
710,000	B	Watco Cos LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	710,000
405,000	CCC+	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	396,900
1,030,000	B-	XPO Logistics Inc., Company Guaranteed Notes, 6.500% due 6/15/22(a)	951,462

		Total Transportation Infrastructure	7,533,125

Wireless Telecommunication Services - 4.2%
400,000	BB+	Crown Castle International Corp., Senior Unsecured Notes, 5.250% due 1/15/23	416,000

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
		Frontier Communications Corp., Senior Unsecured Notes:
$685,000	BB-	8.875% due 9/15/20(a)	$688,425
355,000	BB-	9.250% due 7/1/21	348,343
340,000	BB-	10.500% due 9/15/22(a)	337,875
305,000	BB-	7.625% due 4/15/24	259,250
525,000	BB-	6.875% due 1/15/25	432,469
730,000	BB-	11.000% due 9/15/25(a)	717,225
360,000	BB-	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	340,200
560,000	BB+	Oi Brasil Holdings Cooperatief UA, Senior Unsecured Notes, 5.750% due 2/10/22(a)	309,400
430,000	BB+	Softbank Group Corp., Company Guaranteed Notes, 4.500% due 4/15/20(a)	430,000
1,925,000	B+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	1,508,719
		Sprint Communications Inc.:
420,000	BB	Company Guaranteed Notes, 9.000% due 11/15/18(a)	454,650
		Senior Unsecured Notes:
830,000	B+	7.000% due 8/15/20	690,975
320,000	B+	11.500% due 11/15/21	306,400
		Sprint Corp., Company Guaranteed Notes:
1,880,000	B+	7.250% due 9/15/21	1,527,500
665,000	B+	7.875% due 9/15/23	536,987
750,000	BB	T-Mobile USA Inc., Company Guaranteed Notes, 6.500% due 1/15/26	750,938

		Total Wireless Telecommunication Services	10,055,356

		TOTAL CORPORATE BONDS & NOTES (Cost - $239,066,463)	220,434,718

SENIOR LOANS - 0.9%
340,000	NR	AP NMT Acquisition BV, (Restricted), 10.000% due 8/13/22	288,716
133,975	NR	FMG Resources August 2006 Pty Ltd., (Restricted), 4.250% due 6/30/19	109,951
560,000	NR	Hercules Offshore Inc., (Restricted), 10.500% due 5/6/20	471,332
279,300	NR	Lantheus Medical Imaging, (Restricted), 7.000% due 6/30/22	258,353
90,000	NR	Magnum Hunter Resources Corp., (Restricted), 5.000% due 12/30/15	90,000
169,575	NR	Murray Energy Corp., (Restricted), 7.500% due 4/16/20	114,075
318,400	NR	Panda Temple Power LLC, (Restricted), 7.250% due 3/6/22	286,560
370,000	NR	Radnet Inc., (Restricted), 8.000% due 3/25/21	358,900

		TOTAL SENIOR LOANS (Cost - $2,199,127)	1,977,887

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
300,000	NR	Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.250% due 7/10/48(a)	190,916
200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.273% due 8/15/48(a)(c)	140,591
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	186,611

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $517,844)	518,118

Shares/Units
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.4%
39,709		GMAC Capital Trust I, 8.125%(c)	1,012,579

Consumer Finance - 0.1%
211		Ally Financial Inc., 7.000%(a)(d)	213,519

		TOTAL FINANCIALS	1,226,098

		TOTAL PREFERRED STOCKS (Cost - $1,148,947)	1,226,098

COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)*(a)(g)(h)	—

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Shares/Units		Security	Value
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
18,163		DeepOcean Group Holdings AS (Restricted)*(a)(g)(h)	$82,369
17,453		Hercules Offshore Inc.*	64,925

		Total Energy Equipment & Services	147,294

Oil, Gas & Consumable Fuels - 0.0%
40,000		Goodrich Petroleum Corp.*	15,952

		TOTAL ENERGY	163,246

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
1,400		Physiotherapy Associates Holdings Inc. (Restricted)*(g)(h)	116,200

MATERIALS - 0.0%
Metals & Mining - 0.0%
353,070	AUD	Mirabela Nickel Ltd.*(g)	21,189

		TOTAL COMMON STOCKS (Cost - $1,596,072)	300,635

WARRANTS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
		Jack Cooper Holdings Corp., expires:
376		12/15/17*(a)(h)	52,640
183		5/6/18*(a)(h)	25,620

		Total Diversified Financial Services	78,260

		TOTAL FINANCIALS	78,260

		TOTAL WARRANTS (Cost - $19,405)	78,260

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $244,547,858)	224,535,716

Face Amount†
SHORT-TERM INVESTMENTS(j) - 5.7%
MONEY MARKET FUND - 1.6%
$3,698,075		Invesco STIT - Government & Agency Portfolio(k) (Cost - $3,698,075)	3,698,075

TIME DEPOSITS - 4.1%
4,769,483		Banco Santander SA - Frankfurt, 0.030% due 12/1/15	4,769,483
2,700,708		DNB - Oslo, 0.030% due 12/1/15	2,700,708
2,245,707		Wells Fargo - Grand Cayman, 0.030% due 12/1/15	2,245,707

		TOTAL TIME DEPOSITS (Cost - $9,715,898)	9,715,898

		TOTAL SHORT-TERM INVESTMENTS (Cost - $13,413,973)	13,413,973

		TOTAL INVESTMENTS - 100.4% (Cost - $257,961,831#)	237,949,689

		Liabilities in Excess of Other Assets - (0.4)%	(973,224)

		TOTAL NET ASSETS - 100.0%	$236,976,465

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2015.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid security.
(i)	Security is currently in default.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.1%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
PLC	—	Public Limited Company

See pages 111 - 113 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	92.7%
Senior Loans	0.8
Preferred Stocks	0.5
Collateralized Mortgage Obligations	0.2
Common Stocks	0.1
Warrants	0.0 *
Short-Term Investments	5.7

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.1%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
SOVEREIGN BONDS - 36.8%
Australia - 0.3%
900,000	AUD	Queensland Treasury Corp., 4.250% due 7/21/23(a)	$699,482

Canada - 3.8%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20(b)	667,221
900,000	CAD	2.350% due 6/1/25(b)	663,797
		Province of Ontario Canada:
$ 1,000,000		1.000% due 7/22/16	1,001,721
1,500,000	CAD	4.200% due 6/2/20	1,255,733
3,100,000	CAD	3.150% due 6/2/22	2,486,710
700,000	CAD	3.450% due 6/2/45	533,420
		Province of Quebec Canada:
1,100,000	CAD	3.750% due 9/1/24	909,148
900,000	CAD	5.000% due 12/1/38	842,166

		Total Canada	8,359,916

France - 4.5%
1,200,000		Caisse d’Amortissement de la Dette Sociale, 3.375% due 3/20/24(a)	1,279,866
		France Government Bond OAT:
1,200,000	EUR	1.750% due 5/25/23	1,397,452
1,523,520	EUR	0.250% due 7/25/24	1,757,169
3,900,000	EUR	3.250% due 5/25/45	5,448,596

		Total France	9,883,083

Germany - 2.1%
2,700,000	EUR	Bundesrepublik Deutschland, 4.250% due 7/4/39	4,612,651

Greece - 0.3%
300,000	EUR	Athens Urban Transportation Organisation, 4.851% due 9/19/16(b)	293,314
47,000,000	JPY	Hellenic Republic Government International Bond, 3.800% due 8/8/17	351,832

		Total Greece	645,146

Italy - 6.7%
		Italy Buoni Poliennali Del Tesoro:
7,200,000	EUR	3.750% due 9/1/24	9,162,633
2,700,000	EUR	4.750% due 9/1/44(a)	4,135,024
700,000	GBP	Italy Government International Bond, 6.000% due 8/4/28	1,289,498

		Total Italy	14,587,155

Japan - 1.8%
		Japan Government Thirty Year Bond:
220,000,000	JPY	1.700% due 9/20/44	1,930,696
140,000,000	JPY	1.500% due 12/20/44	1,174,268
100,000,000	JPY	Japan Government Twenty Year Bond, 1.300% due 6/20/35	848,491

		Total Japan	3,953,455

Mexico - 0.1%
2,220,000	MXN	Mexican Bonos, 8.500% due 12/13/18	147,765

New Zealand - 0.1%
300,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	227,203

Poland - 0.3%
2,700,000	PLN	Poland Government Bond, 3.250% due 7/25/25	702,218

Slovenia - 2.1%
400,000	EUR	Slovenia Government Bond, 4.625% due 9/9/24	539,686
		Slovenia Government International Bond:
1,800,000		4.750% due 5/10/18	1,920,510
800,000		4.125% due 2/18/19	846,424
400,000		5.500% due 10/26/22	450,307
700,000		5.250% due 2/18/24	780,270

		Total Slovenia	4,537,197

South Korea - 1.6%
2,200,000		Export-Import Bank of Korea, 5.000% due 4/11/22	2,474,481

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
$ 850,000		Korea Development Bank (The), 4.000% due 9/9/16	$868,008

		Total South Korea	3,342,489

Spain - 8.3%
400,000	EUR	Autonomous Community of Catalonia, 4.300% due 11/15/16	429,813
500,000	EUR	Autonomous Community of Madrid Spain, 4.125% due 5/21/24	628,700
		Spain Government Bond:
1,800,000	EUR	4.800% due 1/31/24(a)	2,419,153
5,750,000	EUR	3.800% due 4/30/24(a)	7,249,114
3,950,000	EUR	2.750% due 10/31/24(a)	4,635,281
875,000	EUR	5.150% due 10/31/44(a)	1,373,344
1,250,000	EUR	Xunta de Galicia, 6.964% due 12/28/17	1,506,140

		Total Spain	18,241,545

Sweden - 0.5%
7,500,000	SEK	Sweden Government Bond, 4.250% due 3/12/19	988,417

United Kingdom - 4.3%
		United Kingdom Gilt:
3,300,000	GBP	3.250% due 1/22/44	5,688,329
2,100,000	GBP	3.500% due 1/22/45	3,787,617

		Total United Kingdom	9,475,946

		TOTAL SOVEREIGN BONDS (Cost - $81,789,653)	80,403,668

CORPORATE BONDS & NOTES - 34.7%
Austria - 0.1%
200,000	EUR	Heta Asset Resolution AG, Senior Unsecured Notes, 0.033% due 5/31/16(b)	143,691

Cayman Islands - 0.1%
300,000		NB Finance Ltd., Company Guaranteed Notes, 3.500% due 12/6/15	299,625

Denmark - 9.0%
		Nykredit Realkredit AS, Covered Notes:
6,300,000	DKK	2.000% due 1/1/16	911,344
46,000,000	DKK	1.000% due 10/1/16	6,581,619
7,800,000	DKK	2.000% due 10/1/37	1,070,503
6,574,731	DKK	3.000% due 10/1/47	924,828
71,200,000	DKK	Realkredit Danmark AS, Covered Notes, 2.000% due 1/1/16	10,308,478

		Total Denmark	19,796,772

France - 1.2%
700,000		BNP Paribas SA, Junior Subordinated Notes, 7.375%(c)(d)	720,125
		Credit Agricole SA:
600,000		Junior Subordinated Notes, 7.875%(c)(d)	616,027
1,200,000		Senior Unsecured Notes, 0.881% due 6/12/17(a)(c)	1,197,600

		Total France	2,533,752

Germany - 5.7%
400,000	GBP	FMS Wertmanagement AoeR, Government Guaranteed Notes, 0.750% due 12/15/17	599,595
6,400,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	7,820,613
		Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
4,300,000	NZD	4.750% due 3/12/19	2,970,460
1,200,000	AUD	5.500% due 3/29/22	982,510
100,000	AUD	4.250% due 1/24/23	76,633

		Total Germany	12,449,811

Greece - 0.5%
1,100,000	EUR	National Bank of Greece SA, Covered Notes, 3.875% due 10/7/16(b)	1,136,802

Ireland - 2.0%
		Depfa ACS Bank, Covered Notes:
2,400,000	EUR	3.875% due 11/14/16	2,627,462
900,000	EUR	4.875% due 5/21/19	1,107,059
500,000	EUR	German Postal Pensions Securitisation 2 PLC, Government Guaranteed Notes, 4.250% due 1/18/17	554,176

		Total Ireland	4,288,697

Italy - 1.3%
		Banca Carige SpA, Covered Notes:
900,000	EUR	3.750% due 11/25/16	981,072
400,000	EUR	3.875% due 10/24/18	461,179
		Banca Monte dei Paschi di Siena SpA, Covered Notes:
800,000	EUR	4.875% due 9/15/16	874,639
500,000	EUR	5.000% due 2/9/18	579,703

		Total Italy	2,896,593

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
Jersey Channel Islands - 0.1%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540%(c)(d)	$318,320

Luxembourg - 0.3%
600,000	EUR	Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA, Covered Notes, 4.250% due 6/4/18	692,793

Netherlands - 1.1%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(a)	533,934
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
		Junior Subordinated Notes:
$ 1,100,000		8.375%(c)(d)	1,141,321
100,000		8.400%(c)(d)	108,522
550,000	EUR	Senior Unsecured Notes, 6.875% due 3/19/20	691,816

		Total Netherlands	2,475,593

Norway - 0.7%
		Eksportfinans ASA, Senior Unsecured Notes:
900,000		2.375% due 5/25/16	901,800
100,000	CHF	2.875% due 11/16/16	98,921
500,000		5.500% due 6/26/17	523,555

		Total Norway	1,524,276

Portugal - 0.3%
		Novo Banco SA:
		Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18	198,195
200,000	EUR	4.000% due 1/21/19	193,507
300,000	EUR	Unsecured Notes, 5.000% due 4/4/19	289,267

		Total Portugal	680,969

Spain - 0.9%
1,000,000	EUR	Banco Popular Espanol SA, Junior Subordinated Notes, 8.250%(c)(d)	1,031,457
900,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250%(c)(d)	917,613

		Total Spain	1,949,070

Supranational - 0.8%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	964,006
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	283,010
800,000	AUD	0.500% due 8/10/23	447,454

		Total Supranational	1,694,470

Switzerland - 0.9%
		UBS AG, Subordinated Notes:
600,000		7.250% due 2/22/22(c)	630,522
250,000		7.625% due 8/17/22	288,918
700,000		4.750% due 5/22/23(c)	718,782
400,000		5.125% due 5/15/24	407,000

		Total Switzerland	2,045,222

United Kingdom - 3.0%
		Barclays Bank PLC, Subordinated Notes:
400,000		7.625% due 11/21/22	452,750
1,600,000		7.750% due 4/10/23(c)	1,736,499
700,000		Barclays PLC, Junior Subordinated Notes, 8.250%(c)(d)	750,897
500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	550,207
200,000	GBP	LBG Capital No.2 PLC, Company Guaranteed Notes, 15.000% due 12/21/19	421,807
600,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.625%(c)(d)	962,031
1,467,000		Royal Bank of Scotland PLC (The), Subordinated Notes, 9.500% due 3/16/22(c)	1,597,573

		Total United Kingdom	6,471,764

United States - 6.7%
		Ally Financial Inc.:
200,000		Company Guaranteed Notes, 3.500% due 7/18/16	201,376
300,000		Senior Unsecured Notes, 3.250% due 9/29/17	300,375
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	892,352
900,000	EUR	Bank of America Corp., Subordinated Notes, 0.621% due 5/23/17(c)	948,990
		CCO Safari II LLC, Senior Secured Notes:
600,000		3.579% due 7/23/20(a)	603,484
700,000		4.464% due 7/23/22(a)	708,660
600,000		Citigroup Inc., Junior Subordinated Notes, 5.950%(c)(d)	575,940
200,000		DISH DBS Corp., Company Guaranteed Notes, 7.125% due 2/1/16	201,830
3,600,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 4.000% due 1/15/25	3,481,009

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 2.695% due 4/12/16(c)	$361,223
$ 100,000		HCA Inc., Company Guaranteed Notes, 6.500% due 2/15/16	101,144
		International Lease Finance Corp.:
200,000		Senior Secured Notes, 6.750% due 9/1/16(a)	207,500
100,000		Senior Unsecured Notes, 5.750% due 5/15/16	101,625
1,200,000		JPMorgan Chase & Co., Senior Unsecured Notes, 0.870% due 4/25/18(c)	1,194,457
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(b)	99,775
200,000		MGM Resorts International, Company Guaranteed Notes, 7.500% due 6/1/16	205,750
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,103,498
100,000		Time Warner Cable Inc., Company Guaranteed Notes, 5.850% due 5/1/17	104,937
400,000		T-Mobile USA Inc., Company Guaranteed Notes, 6.375% due 3/1/25	400,000
2,100,000		UnitedHealth Group Inc., Senior Unsecured Notes, 3.750% due 7/15/25	2,180,354
200,000		Wells Fargo & Co., Senior Unsecured Notes, 2.550% due 12/7/20	199,786
400,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.550% due 4/1/25	391,423

		Total United States	14,565,488

		TOTAL CORPORATE BONDS & NOTES (Cost - $84,137,148)	75,963,708

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.4%
		ALBA PLC:
600,000	GBP	Series 2007-1, Class A3, 0.758% due 3/17/39(c)	$807,873
638,601	GBP	Series 2015-1, Class A, 1.755% due 4/24/49(c)	954,525
$ 492,989		Atrium CDO Corp., Series 7AR, Class AR, 1.464% due 11/16/22(a)(c)	491,658
1,495,124		Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1, 6.500% due 4/25/36	1,278,916
63,498		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.789% due 2/20/36(c)	63,129
66,745		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.748% due 7/25/33(c)	67,010
264,008		Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4A, 5.675% due 2/17/51(a)(c)	268,132
		Bear Stearns Adjustable Rate Mortgage Trust:
12,250		Series 2003-5, Class 1A2, 2.564% due 8/25/33(c)	12,257
21,123		Series 2003-7, Class 6A, 2.609% due 10/25/33(c)	21,366
56,405		Series 2004-2, Class 22A, 2.688% due 5/25/34(c)	55,040
12,403		Series 2004-2, Class 23A, 2.458% due 5/25/34(c)	11,532
24,695		Series 2005-2, Class A2, 2.515% due 3/25/35(c)	25,027
167,770		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.599% due 1/26/36(c)	135,826
275,960	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.312% due 9/15/40(c)	284,353
636,902	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.354% due 10/31/60(c)	661,243
1,200,000		Commercial Mortgage Trust, Series 2014-KYO, Class A, 1.097% due 6/11/27(a)(c)	1,194,193
		Countrywide Alternative Loan Trust:
14,405		Series 2005-21CB, Class A3, 5.250% due 6/25/35	13,310
86,692		Series 2007-11T1, Class A12, 0.571% due 5/25/37(c)	52,981
39,325		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	33,704
48,536		Series 2007-7T2, Class A9, 6.000% due 4/25/37	35,512
		Countrywide Home Loan Mortgage Pass Through Trust:
9,538		Series 2004-12, Class 11A1, 2.766% due 8/25/34(c)	8,506
44,250		Series 2005-11, Class 3A1, 2.391% due 4/25/35(c)	37,043
178,782		Series 2005-2, Class 1A1, 0.541% due 3/25/35(c)	137,750
19,828		Series 2005-3, Class 2A1, 0.511% due 4/25/35(c)	16,679
148,996		Series 2005-9, Class 1A3, 0.451% due 5/25/35(c)	127,685
66,399		Series 2005-HYB9, Class 3A2A, 2.593% due 2/20/36(c)	62,069
18,717		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.589% due 8/25/33(c)	18,829
47,515		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	28,113
216,561		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	127,238
786,779		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 0.381% due 3/25/37(c)	728,886
659,412	GBP	DECO 12-UK 4 PLC, Series 2007-C4X, Class A1, 0.739% due 1/27/20(c)	959,838
340,763	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.738% due 6/15/44(c)	469,054
		Eurosail-UK PLC:
256,559	GBP	Series 2007-4X, Class A2A, 0.889% due 6/13/45(c)	383,800
500,000	GBP	Series 2007-4X, Class A3, 1.539% due 6/13/45(b)(c)	707,949
586,983	GBP	Series 2007-6NCX, Class A2A, 1.289% due 9/13/45(c)	871,672
		Federal Home Loan Mortgage Corp. (FHLMC):
49,842		Series T-35, Class A, 0.501% due 9/25/31(c)	49,261
73,103		Series T-62, Class 1A1, 1.421% due 10/25/44(c)	74,713
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
73,505		Series 2391, Class FJ, 0.697% due 4/15/28(c)	74,539
114,263		Series 2614, Class SJ, 19.121% due 5/15/33(c)	169,251
15,582		Series 3174, Class FM, 0.437% due 5/15/36(c)	15,582
12,459		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	14,190
		Federal National Mortgage Association (FNMA), REMICS:
9,840		Series 2003-34, Class A1, 6.000% due 4/25/43	10,794
1,350		Series 2005-120, Class NF, 0.321% due 1/25/21(c)	1,350
87,421		Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	99,646
		German Residential Funding Ltd.:
463,074	EUR	Series 2013-1, Class A, 1.046% due 8/27/24(c)	494,153
485,768	EUR	Series 2013-2, Class A, 0.896% due 11/27/24(c)	516,446
231,548	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.547% due 4/23/48(c)	243,749
107,144		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.033% due 11/19/35(c)	100,506
25,429		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.860% due 3/25/33(c)	25,031
		Harborview Mortgage Loan Trust:
54,860		Series 2003-1, Class A, 2.560% due 5/19/33(c)	54,636
40,091		Series 2005-2, Class 2A1A, 0.423% due 5/19/35(c)	33,535

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
$ 102,944		Series 2005-3, Class 2A1A, 0.443% due 6/19/35(c)	$91,871
141,819		Series 2006-SB1, Class A1A, 1.094% due 12/19/36(c)	119,257
188,446		Series 2007-1, Class 2A1A, 0.333% due 3/19/37(c)	161,049
		JPMorgan Mortgage Trust:
11,117		Series 2003-A2, Class 3A1, 2.104% due 11/25/33(c)	10,838
5,178		Series 2005-A1, Class 6T1, 2.701% due 2/25/35(c)	5,177
174,615		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.539% due 7/27/37(a)(c)	169,694
659,077	EUR	Leo-Mesdag BV, Series 2006-1, Class A, 0.271% due 8/29/19(c)	675,458
		Ludgate Funding PLC:
805,180	GBP	Series 2006-1X, Class A2A, 0.776% due 12/1/60(c)	1,075,933
773,417	GBP	Series 2007-1, Class A2A, 0.741% due 1/1/61(c)	1,039,310
110,550	EUR	Lunet RMBS BV, Series 2013-1, Class A1, 0.460% due 12/26/45(c)	116,981
		Merrill Lynch Mortgage Investors Trust:
14,381		Series 2003-A2, Class 1A1, 2.205% due 2/25/33(c)	13,837
57,034		Series 2005-2, Class 1A, 1.673% due 10/25/35(c)	55,609
166,363		Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 6.030% due 6/12/50(c)	169,685
42,591	GBP	Money Partners Securities 4 PLC, Series 4X, Class A1A, 0.968% due 3/15/40(c)	60,225
1,200,000		Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class A2R, 1.470% due 7/25/23(a)(c)	1,199,066
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.746% due 12/1/50(c)	914,883
550,100		Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, 1.604% due 5/5/23(a)(c)	545,259
811,610	GBP	Paragon Mortgages No 13 PLC, Series 13X, Class A1, 0.819% due 1/15/39(c)	1,119,980
		Puma Finance Pty Ltd.:
401,800	AUD	Series 2014-1, Class A, 2.950% due 5/13/45	290,255
391,560	AUD	Series 2014-2, Class A, 2.840% due 10/18/45(c)	282,237
		RALI Trust:
86,828		Series 2007-QO2, Class A1, 0.371% due 2/25/47(c)	47,304
618,503		Series 2007-QS1, Class 1A1, 6.000% due 1/25/37	521,894
		Residential Asset Securitization Trust:
29,670		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	24,121
66,574		Series 2006-R1, Class A2, 0.621% due 1/25/46(c)	33,704
634,326	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.738% due 6/15/46(c)	943,925
375,427	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.748% due 12/15/43(c)	504,639
		RMAC Securities No 1 PLC:
353,465	GBP	Series 2006-NS1X, Class A2A, 0.739% due 6/12/44(c)	480,313
665,513	GBP	Series 2006-NS3X, Class A2A, 0.739% due 6/12/44(c)	899,682
739,732		Soundview Home Loan Trust, Series 2006-3, Class A3, 0.381% due 11/25/36(c)	632,933
		Structured Adjustable Rate Mortgage Loan Trust:
15,851		Series 2004-1, Class 4A1, 2.586% due 2/25/34(c)	15,878
74,422		Series 2004-19, Class 2A1, 1.644% due 1/25/35(c)	60,116
66,128		Series 2004-4, Class 3A2, 2.571% due 4/25/34(c)	66,305
		Structured Asset Mortgage Investments II Trust:
88,928		Series 2005-AR2, Class 2A1, 0.451% due 5/25/45(c)	78,484
103,531		Series 2005-AR8, Class A1A, 0.501% due 2/25/36(c)	84,209
67,450		Series 2006-AR5, Class 1A1, 0.431% due 5/25/46(c)	53,264
362,501		Series 2007-AR4, Class A3, 0.441% due 9/25/47(c)	290,931
156,401		Series 2007-AR6, Class A1, 1.744% due 8/25/47(c)	130,558
134,995		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	135,054
89,493	AUD	Torrens Trust, Series 2007-1, Class A, 2.477% due 10/19/38(c)	64,643
431,263		Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572% due 10/15/48	438,925
		WaMu Mortgage Pass Through Certificates Trust:
20,338		Series 2002-AR9, Class 1A, 1.622% due 8/25/42(c)	19,418
7,894		Series 2003-AR5, Class A7, 2.560% due 6/25/33(c)	8,033
78,740		Series 2005-AR13, Class A1A1, 0.511% due 10/25/45(c)	73,507
128,022		Series 2006-AR13, Class 2A, 2.139% due 10/25/46(c)	115,624
670		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.400% due 5/25/41(c)	657
33,723		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.184% due 7/25/46(c)	21,674
200,998		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.314% due 12/25/32(c)	201,226

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $29,015,602)	27,193,705

U.S. GOVERNMENT OBLIGATIONS - 9.7%
6,300,000		U.S. Treasury Bonds, 2.500% due 2/15/45	5,671,474

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
		U.S. Treasury Inflation Indexed Bonds:
$601,260		0.125% due 7/15/24(h)	$577,182
8,740,107		0.250% due 1/15/25(e)	8,431,870
5,680,485		2.375% due 1/15/25(e)	6,538,954

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $22,089,775)	21,219,480

MORTGAGE-BACKED SECURITIES - 4.0%
CMHC - 0.4%
		Canada Mortgage and Housing Corp. (CMHC):
284,963	CAD	0.896% due 6/1/20(b)	210,632
676,171	CAD	1.096% due 7/1/20(b)	502,844
196,851	CAD	1.096% due 8/1/20(b)	146,336

		TOTAL CMHC	859,812

FHLMC - 0.4%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
1,000,000		3.000% due 1/1/46(f)	1,000,883

FNMA - 2.7%
		Federal National Mortgage Association (FNMA):
568,947		5.700% due 8/1/18(c)	596,348
93,105		3.000% due 1/1/22	96,412
859,221		2.500% due 8/1/28	875,351
98,838		2.568% due 11/1/34(c)	104,466
138,304		6.500% due 8/1/37	151,495
2,000,000		3.000% due 12/1/45(f)	2,008,984
2,000,000		3.500% due 1/1/46(f)	2,066,640

		TOTAL FNMA	5,899,696

GNMA - 0.5%
		Government National Mortgage Association II (GNMA):
14,352		6.000% due 9/20/38	15,327
1,000,000		3.000% due 12/1/45(f)	1,016,582

		TOTAL GNMA	1,031,909

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,752,900)	8,792,300

ASSET-BACKED SECURITIES - 0.3%
Automobiles- 0.2%
398,293		Motor PLC, Series 2014-1A, Class A1, 0.701% due 8/25/21(a)(c)	398,301

Student Loans- 0.1%
201,933		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.270% due 4/25/38(c)	202,547

		TOTAL ASSET-BACKED SECURITIES (Cost - $600,226)	600,848

MUNICIPAL BOND - 0.1%
United States - 0.1%
295,000		School District of Philadelphia (The), Build America General Obligation Bonds, 6.765% due 6/1/40 (Cost - $295,000)	309,883

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Notional Amount† /Number of Contracts		Security	Value
PURCHASED OPTIONS - 0.1%
United States - 0.1%
2,100,000		OTC Euro versus U.S. Dollar, Put @ $1.09, expires 12/04/2015, CITI	$72,163
54,000		OTC U.S. Dollar versus Chinese Onshore Renminbi, Call @ $6.52, expires 10/31/2016, SCB	26,174
108		U.S. Treasury 10-Year Note March Futures, Put @ $108.00, expires 02/19/2016, CITI	1,687
98		U.S. Treasury 5-Year Note March Futures, Put @ $109.00, expires 02/19/2016, CITI	766

		TOTAL PURCHASED OPTIONS (Cost - $52,173)	100,790

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $226,732,477)	214,584,382

Face Amount†
SHORT-TERM INVESTMENTS - 5.2%
SOVEREIGN BONDS - 2.8%
13,000,000	CZK	Czech Republic Ministry of Finance Bill, (0.150)% due 9/30/16(b)	508,777
		Japan Treasury Discount Bill:
120,000,000	JPY	(0.004)% due 2/1/16(g)	974,826
550,000,000	JPY	(0.004)% due 2/8/16(g)	4,467,961

		TOTAL SOVEREIGN BONDS (Cost - $6,042,825)	5,951,564

TIME DEPOSITS - 2.1%
$ 692,737		Banco Santander SA - Frankfurt, 0.030% due 12/1/15	692,737
286,600	EUR	Bank of Montreal - London, (0.222)% due 12/1/15	302,807
		BBH - Grand Cayman:
3,662	CHF	(1.000)% due 12/1/15	3,558
25,075	DKK	(0.700)% due 12/1/15	3,551
115,426,944	JPY	0.005% due 12/1/15	937,668
173	SGD	0.100% due 12/1/15	123
136,000	NOK	0.140% due 12/1/15	15,649
8,708	NZD	1.600% due 12/1/15	5,732
1,404,739		BNP Paribas - Paris, 0.030% due 12/1/15	1,404,739
		DNB - Oslo:
399,936	SEK	(0.598)% due 12/1/15	45,854
761,412	GBP	0.080% due 12/1/15	1,146,724
53,967	AUD	National Australia Bank Ltd. - London, 1.249% due 12/1/15	39,021
57,598	CAD	Royal Bank of Canada - Toronto, 0.050% due 12/1/15	43,138

		TOTAL TIME DEPOSITS (Cost - $4,641,301)	4,641,301

U.S. GOVERNMENT AGENCIES - 0.3%
		Federal Home Loan Bank (FHLB), Discount Notes:
500,000		0.130% due 1/7/16(g)	499,933
200,000		0.155% due 1/15/16(g)	199,961

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $699,894)	699,894

		TOTAL SHORT-TERM INVESTMENTS (Cost - $11,384,020)	11,292,759

		TOTAL INVESTMENTS - 103.3% (Cost - $238,116,497#)	225,877,141

		Liabilities in Excess of Other Assets - (3.3)%	(7,248,774)

		TOTAL NET ASSETS - 100.0%	$218,628,367

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2015.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is held at the broker as collateral for open reverse repurchase agreements.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
PLC	—	Public Limited Company
OTC	—	Over the Counter
REMICS	—	Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Sovereign Bonds	35.6%
Corporate Bonds & Notes	33.6
Collateralized Mortgage Obligations	12.0
U.S. Government & Agency Obligations	9.4
Mortgage-Backed Securities	3.9
Asset-Backed Securities	0.3
Municipal Bonds	0.1
Purchased Options	0.1
Short-Term Investments	5.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Contracts Written

Notional Amount		Security Name	Counterparty	Expiration Date	Strike Price	Value

United States
3,100,000		Markit CDX NA Investment Grade Series 25 5-Year Index, Call	GSC	1/20/16	$0.70	$305
3,100,000		Markit CDX NA Investment Grade Series 25 5-Year Index, Put	GSC	1/20/16	0.90	6,121
600,000		Markit CDX NA Investment Grade Series 25 5-Year Index, Put	CITI	1/20/16	0.95	826
1,200,000		Markit CDX NA Investment Grade Series 25 5-Year Index, Put	BOA	1/20/16	0.95	1,653
1,700,000		Markit CDX NA Investment Grade Series 25 5-Year Index, Put	BCLY	1/20/16	0.95	2,341
4,700,000	EUR	Markit iTraxx Europe Series 24 5-Year Index, Call	BNP	12/16/15	0.70	5,927
4,900,000	EUR	Markit iTraxx Europe Series 24 5-Year Index, Call	JPM	12/16/15	0.70	6,179
4,900,000	EUR	Markit iTraxx Europe Series 24 5-Year Index, Put	JPM	12/16/15	0.85	617
4,700,000	EUR	Markit iTraxx Europe Series 24 5-Year Index, Put	BNP	12/16/15	0.90	314
2,300,000	GBP	10-Year Swaption, 6-Month GBP LIBOR, Call	JPM	2/1/16	1.75	23,345
1,400,000	GBP	10-Year Swaption, 6-Month GBP LIBOR, Call	JPM	12/10/15	1.70	1,841
1,400,000	GBP	10-Year Swaption, 6-Month GBP LIBOR, Put	JPM	12/10/15	2.25	5
2,300,000	GBP	10-Year Swaption, 6-Month GBP LIBOR, Put	JPM	2/1/16	2.30	3,222
1,500,000	GBP	30-Year Swaption, 6-Month GBP LIBOR, Call	BCLY	1/12/16	1.80	13,888
1,500,000	GBP	30-Year Swaption, 6-Month GBP LIBOR, Put	BCLY	1/12/16	2.40	2,479
2,100,000	EUR	OTC Euro versus U.S. Dollar, Call	CITI	12/4/15	1.15	2
2,100,000	EUR	OTC Euro versus U.S. Dollar, Put	CITI	12/4/15	1.05	11,176
1,300,000		OTC U.S. Dollar versus Chinese Onshore Renminbi, Call	SOG	11/1/16	7.00	15,122
2,200,000		OTC U.S. Dollar versus Japanese yen, Put	DUB	12/3/15	117.50	2
500,000		OTC U.S. Dollar versus Korean Won, Put	JPM	1/19/16	1,082.50	373
700,000		OTC U.S. Dollar versus Korean Won, Put	JPM	1/20/16	1,092.50	870
500,000		OTC U.S. Dollar versus Russian Ruble, Call	CITI	3/9/16	71.50	13,349
3,000,000	EUR	5-Year Swaption, 6-Month EURIBOR, Call	BCLY	4/29/16	0.40	185
3,000,000	EUR	5-Year Swaption, 6-Month EURIBOR, Put	BCLY	4/29/16	1.40	53,567

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $270,338)				$163,709

During the period ended November 30, 2015, options contracts written transactions for International Fixed Income Investments was as follows:

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2015	14,355,600	$63,177
Options written	69,500,058	332,258
Options closed	(18,155,658)	(94,031)
Options expired	(11,000,000)	(31,066)

Options contracts written, outstanding at November 30, 2015	54,700,000	$270,338

Schedule of Reverse Repurchase Agreements

Face Amount	Security	Value
$6,959,625	Merrill Lynch & Pierce, Fenner & Smith Inc. 0.450% due 4/7/16	$6,959,625

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $6,959,625)	$6,959,625

For the period ended November 30, 2015, the average borrowing and interest rate under the reverse repurchase agreements were $16,224,518 and 0.53%, respectively.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA):
$1,000,000	4.500% due 12/1/45 (a)	$1,081,094
2,000,000	4.000% due 1/1/46 (a)	2,117,578
13,000,000	4.500% due 1/1/46 (a)	14,033,906

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $17,196,719)	$17,232,578

(a)	This security is traded on a TBA basis (see Note 1).

At November 30, 2015, International Fixed Income Investments had open exchange traded futures contracts as described below.

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond December Futures	10	12/15	$917,135	$(9,712)
Euro-Bobl March Futures	62	3/16	8,621,257	(1,310)
Euro-BONO December Futures	3	12/15	449,710	8,220
Euro-OAT December Futures	75	12/15	12,241,187	473,968
Euro-Schatz December Futures	119	12/15	14,038,949	37,090
Japan Government 10-Year Bond December Futures	8	12/15	9,652,640	35,743
U.S. Treasury 5-Year Note March Futures	98	3/16	11,630,609	9,188
U.S. Treasury 10-Year Note March Futures	364	3/16	46,023,250	91,000
United Kingdom Treasury 10-Year Gilt March Futures	22	3/16	3,900,760	7,952

				652,139

Contracts to Sell:
90-Day Eurodollar December Futures	28	12/16	6,921,950	(27,668)
90-Day Eurodollar June Futures	2	6/16	496,050	(1,422)
90-Day Eurodollar March Futures	16	3/17	3,949,800	(17,543)
90-Day Eurodollar September Futures	21	9/16	5,199,862	(18,222)
Canada Government 10-Year-Bond March Futures	21	3/16	2,183,358	(9,916)
Euro-BTP March Futures	5	3/16	735,993	0
Euro-Bund December Futures	10	12/15	1,672,624	(10,671)
U.S. Treasury Long Bond March Futures	37	3/16	5,698,000	(34,109)
U.S. Treasury Ultra Long Bond March Futures	27	3/16	4,277,813	(18,774)

				(138,325)

Net Unrealized Appreciation on Open Futures Contracts				$513,814

At November 30, 2015, International Fixed Income Investments deposited cash collateral with brokers in the amount of $769,000 for open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

At November 30, 2015, International Fixed Income Investments had open forward foreign currency contracts as described below.

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	8,479,150	UBS	$6,130,851	12/2/15	$(21,400)
Brazilian Real	5,153,795	BCLY	1,332,316	12/2/15	(6,124)
Brazilian Real	5,153,795	DUB	1,332,315	12/2/15	(45,705)
Brazilian Real	1,060,695	DUB	271,235	1/5/16	1,235
Brazilian Real	315,000	DUB	73,718	10/4/16	1,137
Brazilian Real	400,000	BNP	86,303	7/5/17	189
British Pound	16,215,547	DUB	24,421,409	12/2/15	(18,388)
British Pound	666,000	JPM	1,003,029	12/2/15	(5,363)
British Pound	734,000	BOA	1,105,640	1/5/16	3,034
Canadian Dollar	11,833,448	JPM	8,862,678	12/2/15	(18,568)
Danish Krone	13,030,000	SCB	1,845,309	12/2/15	(2,235)
Euro	21,178,182	BOA	22,375,802	12/2/15	(178,962)
Euro	53,044,381	HSBC	56,044,025	12/2/15	(416,414)
Euro	996,000	JPM	1,052,324	12/2/15	(15,681)
Euro	276,000	JPM	291,607	12/2/15	(4,557)
Euro	5,481,000	UBS	5,790,949	12/2/15	(128,997)
Euro	1,331,000	UBS	1,406,268	12/2/15	(18,516)
Euro	1,623,000	UBS	1,714,780	12/2/15	(50,492)
Euro	115,000	UBS	121,503	12/2/15	(4,155)
Euro	619,000	UBS	654,791	1/5/16	(570)
Indian Rupee	32,696,320	BCLY	491,433	12/7/15	1,674
Indian Rupee	70,523,140	JPM	1,051,432	1/21/16	(2,568)
Indian Rupee	10,582,840	JPM	157,780	1/21/16	(220)
Indian Rupee	250,203,030	SCB	3,708,397	2/26/16	(42,773)
Japanese Yen	124,000,000	CITI	1,007,311	12/2/15	(19,169)
Japanese Yen	205,100,000	JPM	1,666,125	12/2/15	(26,983)
Japanese Yen	58,700,000	UBS	476,848	12/2/15	(59)
Japanese Yen	208,200,000	UBS	1,693,633	1/5/16	(7,335)
Korean Won	159,071,600	BCLY	136,903	1/21/16	(2,097)
Korean Won	140,299,500	CITI	120,747	1/21/16	(253)
Korean Won	124,248,400	JPM	106,932	1/21/16	(68)
Korean Won	140,287,500	JPM	120,736	1/21/16	(4,264)
Korean Won	196,786,800	UBS	169,362	1/21/16	(1,638)
Korean Won	198,100,000	JPM	170,487	1/22/16	(4,513)
New Taiwan Dollar	2,898,900	BCLY	88,808	12/4/15	(1,192)
New Taiwan Dollar	16,626,655	JPM	509,356	12/4/15	(195)
New Taiwan Dollar	5,873,450	JPM	179,933	12/4/15	(1,067)
New Taiwan Dollar	1,782,550	SCB	54,608	12/4/15	(392)
New Taiwan Dollar	7,742,400	UBS	237,188	12/4/15	(2,812)
New Zealand Dollar	7,961,135	BOA	5,240,416	12/2/15	37,587
Nigerian Naira	181,000	BCLY	900	2/10/16	120
Nigerian Naira	1,542,000	HSBC	7,666	2/10/16	1,666
Nigerian Naira	1,566,000	HSBC	7,785	2/10/16	1,785
Nigerian Naira	3,445,000	HSBC	17,126	2/10/16	4,126
Nigerian Naira	263,000	HSBC	1,307	2/10/16	307
Nigerian Naira	3,212,000	JPM	15,967	2/10/16	3,469
Nigerian Naira	9,847,000	SCB	48,951	2/10/16	6,516
Peruvian Sol	94,740	BOA	27,927	1/6/16	(848)
Polish Zloty	1,451,000	BOA	358,695	12/18/15	(17,076)
Polish Zloty	2,892,133	GSC	714,949	12/18/15	(1,261)
Singapore Dollar	449,000	HSBC	318,262	12/10/15	(2,395)
Singapore Dollar	769,931	SCB	545,745	12/10/15	(2,521)
Singapore Dollar	298,038	SOG	211,257	12/10/15	257
Swedish Krona	4,125,000	BOA	474,162	2/11/16	(497)

					(1,015,221)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	7,896,150	BOA	$5,709,312	12/2/15	$(87,324)
Australian Dollar	176,000	GSC	127,257	12/2/15	(1,891)
Australian Dollar	407,000	GSC	294,282	12/2/15	(7,153)
Australian Dollar	8,479,150	UBS	6,119,156	1/5/16	22,292
Brazilian Real	5,153,795	BCLY	1,332,315	12/2/15	(4,315)
Brazilian Real	5,153,795	DUB	1,332,316	12/2/15	6,124
Brazilian Real	5,153,795	DUB	1,317,901	1/5/16	46,620
Brazilian Real	315,000	DUB	73,717	10/4/16	12,933
Brazilian Real	400,000	BNP	86,303	7/5/17	54,676
British Pound	16,881,547	SCB	25,424,438	12/2/15	404,329
British Pound	16,215,547	DUB	24,425,823	1/5/16	19,195
British Pound	748,000	JPM	1,126,729	1/5/16	(1,501)
Canadian Dollar	11,833,448	JPM	8,862,678	12/2/15	92,580
Canadian Dollar	11,833,448	JPM	8,862,605	1/5/16	17,887
Czech Koruna	13,019,584	HSBC	517,921	9/30/16	24,765
Danish Krone	13,030,000	JPM	1,845,308	12/2/15	85,008
Danish Krone	31,228,000	HSBC	4,429,689	1/4/16	391,163
Danish Krone	13,304,000	HSBC	1,887,172	1/4/16	178,334
Danish Krone	34,885,000	JPM	4,948,434	1/4/16	465,962
Danish Krone	13,030,000	SCB	1,848,370	1/5/16	1,984
Danish Krone	4,800,000	JPM	688,828	10/3/16	43,739
Danish Krone	5,100,000	JPM	731,880	10/3/16	50,089
Danish Krone	24,827,000	JPM	3,562,818	10/3/16	206,845
Danish Krone	11,606,360	JPM	1,665,580	10/3/16	71,379
Euro	51,681,540	BOA	54,604,116	12/2/15	2,320,568
Euro	27,871,023	CITI	29,447,121	12/2/15	1,362,260
Euro	1,837,000	CITI	1,940,882	12/2/15	84,591
Euro	2,655,000	GSC	2,805,140	12/2/15	112,257
Euro	21,178,182	BOA	22,402,714	1/5/16	177,146
Euro	659,000	CITI	697,104	1/5/16	1,055
Euro	2,655,000	GSC	2,808,514	1/5/16	13,305
Euro	53,044,381	HSBC	56,111,431	1/5/16	416,639
Indian Rupee	32,696,320	HSBC	491,433	12/7/15	4,567
Indian Rupee	5,047,920	JPM	75,260	1/21/16	740
Indian Rupee	41,528,840	JPM	619,155	1/21/16	6,845
Indian Rupee	41,578,920	JPM	619,902	1/21/16	6,098
Indian Rupee	43,624,000	JPM	650,392	1/21/16	5,608
Indian Rupee	1,198,080	SCB	17,862	1/21/16	138
Indian Rupee	16,407,469	SOG	244,620	1/21/16	2,380
Indian Rupee	32,696,320	BCLY	484,610	2/26/16	(1,008)
Indonesian Rupiah	2,495,260,000	BCLY	178,169	1/21/16	831
Indonesian Rupiah	2,859,750,000	SOG	204,195	1/21/16	805
Indonesian Rupiah	5,846,655,000	JPM	413,683	2/26/16	(4,683)
Indonesian Rupiah	2,396,210,000	SCB	169,545	2/26/16	(3,545)
Japanese Yen	670,100,000	CITI	5,443,542	12/2/15	53,211
Japanese Yen	367,900,000	JPM	2,988,627	12/2/15	53,959
Japanese Yen	886,559,000	UBS	7,201,942	12/2/15	161,505
Korean Won	63,074,000	CITI	54,284	1/21/16	716
Korean Won	3,440,250	CITI	2,961	1/21/16	39
Korean Won	60,870,500	DUB	52,387	1/21/16	613
Korean Won	1,146,800	JPM	987	1/21/16	13
Korean Won	3,439,800	JPM	2,960	1/21/16	40
Korean Won	90,383,900	JPM	77,788	1/21/16	1,212
Korean Won	1,289,739,065	JPM	1,109,994	1/21/16	(13,464)
Korean Won	355,446,000	RBS	305,909	1/21/16	4,091
Korean Won	454,873,000	SOG	391,479	1/21/16	2,521
Malaysian Ringgit	4,732,097	CITI	1,107,501	1/19/16	(13,501)
Malaysian Ringgit	2,251,125	SCB	526,854	1/19/16	(4,854)
Mexican Peso	2,463,000	BNP	148,381	12/18/15	774
Mexican Peso	335,000	CITI	20,181	12/18/15	(95)
Mexican Peso	6,791,000	CITI	409,116	12/18/15	(8,354)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Mexican Peso	5,852,490	UBS	$352,577	12/18/15	$(4,577)
New Taiwan Dollar	34,923,955	GSC	1,069,893	12/4/15	(10,789)
New Taiwan Dollar	16,626,655	JPM	509,809	2/26/16	133
New Zealand Dollar	7,961,135	UBS	5,240,416	12/2/15	150,865
New Zealand Dollar	7,961,135	BOA	5,227,262	1/5/16	(36,498)
Nigerian Naira	181,000	BCLY	900	2/10/16	(193)
Nigerian Naira	6,816,000	HSBC	33,883	2/10/16	(4,542)
Nigerian Naira	3,212,000	JPM	15,968	2/10/16	(2,123)
Nigerian Naira	9,847,000	SCB	48,951	2/10/16	(5,515)
Peruvian Sol	94,740	BOA	27,927	1/6/16	947
Polish Zloty	4,343,133	GSC	1,073,644	12/18/15	72,710
Polish Zloty	2,892,133	GSC	713,423	5/12/16	1,248
Russian Ruble	10,857,840	JPM	161,153	1/20/16	(153)
Singapore Dollar	1,516,969	CITI	1,075,264	12/10/15	(19,725)
Singapore Dollar	769,931	SCB	544,247	2/26/16	2,637
Swedish Krona	13,555,000	CITI	1,558,125	2/11/16	6,432
Swiss Franc	102,000	JPM	99,115	12/2/15	4,366
Thai Baht	19,589,440	DUB	546,694	12/4/15	(2,694)
Turkish Lira	1,859,000	SCB	628,764	1/20/16	1,107

					6,992,379

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$5,977,158

At November 30, 2015, International Fixed Income Investments held the following Centrally Cleared Interest Rate Swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	4.130%	10/17/2017	UBS	MXN	65,500,000	$2,111
Pay	28-Day MXN TIIE Banxico	4.195%	10/05/2017	CITI	MXN	22,100,000	167
Pay	28-Day MXN TIIE Banxico	4.260%	10/31/2017	UBS	MXN	47,000,000	872
Pay	28-Day MXN TIIE Banxico	4.340%	09/28/2017	UBS	MXN	29,000,000	55
Pay	3-Month SEK-STIBOR	1.000%	03/18/2025	CITI	SEK	22,700,000	(25,019)
Pay	3-Month SEK-STIBOR	1.033%	01/23/2025	CITI	SEK	4,100,000	6,047
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	CITI	USD	2,700,000	(9,039)
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	UBS	USD	72,800,000	(171,952)
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	CITI	USD	46,300,000	(215,363)
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	CITI	USD	10,300,000	(238,990)
Receive	3-Month USD-LIBOR	2.038%	08/31/2022	UBS	USD	5,100,000	(66,551)
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	CITI	USD	31,800,000	(999,317)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	CITI	USD	6,400,000	(326,939)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	UBS	USD	15,100,000	(465,740)
Pay	3-Month USD-LIBOR	2.750%	12/16/2045	CSFB	USD	400,000	9,007
Receive	6-Month EURIBOR	0.150%	03/16/2018	UBS	EUR	6,100,000	(24,917)
Pay	6-Month EURIBOR	0.493%	03/16/2021	UBS	EUR	9,200,000	130,343
Pay	6-Month EURIBOR	1.000%	03/16/2026	CITI	EUR	6,550,000	77,405
Pay	6-Month EURIBOR	1.000%	03/16/2026	UBS	EUR	600,000	(349)
Receive	6-Month EURIBOR	1.500%	03/16/2046	UBS	EUR	2,500,000	477,319
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018	CITI	GBP	1,200,000	(19,869)
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018	UBS	GBP	3,200,000	(52,985)
Pay	6-Month GBP-LIBOR	2.000%	03/16/2026	UBS	GBP	700,000	8,927
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046	UBS	GBP	1,200,000	(88,148)
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	CITI	JPY	7,120,000,000	12,573
Receive	6-Month JPY-LIBOR	0.500%	09/18/2022	UBS	JPY	1,000,000,000	(113,053)
Pay	6-Month JPY-LIBOR	0.750%	12/20/2024	CITI	JPY	370,000,000	46,004
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035	CITI	JPY	80,000,000	16,121
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035	CSFB	JPY	60,000,000	11,194
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	CITI	JPY	3,280,000,000	376,034
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044	CITI	JPY	150,000,000	(16,823)

							$(1,660,875)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

At November 30, 2015, International Fixed Income Investments held the following OTC Volatility Swap Contracts:

Pay/Receive Volatility *	Reference Obligation	Maturity Date	Counter party	Fixed Rate	Notional Amount		Value
Pay	EUR vs. CHF spot exchange rate	08/16/2016	DUB	10.25%	CHF	300,000	$3,570
Pay	EUR vs. CHF spot exchange rate	08/16/2016	DUB	10.55	CHF	500,000	4,473
Pay	EUR vs. CHF spot exchange rate	08/16/2016	DUB	11.20	CHF	500,000	563
Pay	USD vs. CHF spot exchange rate	08/16/2016	DUB	10.45	CHF	300,000	3,068
Pay	USD vs. CHF spot exchange rate	08/16/2016	DUB	10.90	CHF	200,000	564
Receive	EUR vs. CHF spot exchange rate	08/16/2016	DUB	8.35	CHF	(500,000)	3,629
Receive	EUR vs. CHF spot exchange rate	08/16/2016	DUB	8.45	CHF	(300,000)	2,439
Receive	EUR vs. CHF spot exchange rate	08/16/2016	DUB	8.65	CHF	(300,000)	3,064
Receive	EUR vs. CHF spot exchange rate	08/16/2016	DUB	8.70	CHF	(200,000)	1,989
Receive	EUR vs. CHF spot exchange rate	08/16/2016	DUB	8.80	CHF	(200,000)	2,141
Receive	EUR vs. CHF spot exchange rate	08/16/2016	DUB	9.00	CHF	(300,000)	3,851

							$29,351

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

At November 30, 2015, International Fixed Income Investments held the following OTC and Centrally Cleared Credit Default Swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/15 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American General Finance Corp., B	(1.820%)	12/20/2017	RBS	1.638%	USD	1,000,000	$(7,250)	$—	$(7,250)
First Energy, BBB-	(0.940%)	06/20/2017	RBS	0.242%	USD	1,000,000	(12,764)	—	(12,764)
Starwood Hotels & Resorts World, BBB	(1.490%)	06/20/2018	BOA	0.163%	USD	1,000,000	(36,801)	—	(36,801)
UBS AG/Stamford CT, BBB	(1.000%)	03/20/2017	CITI	0.775%	USD	600,000	(2,967)	806	(3,773)
UBS AG/Stamford CT, BBB	(1.000%)	06/20/2018	GSC	0.941%	USD	700,000	(2,448)	3,328	(5,776)
UST Inc., BAA+	(0.720%)	03/20/2018	GSC	0.082%	USD	500,000	(8,064)	—	(8,064)

							$(70,294)	$4,134	$(74,428)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)
Reference Obligation	Fixed Deal Received Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/15 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government 20-Year Bond, AA	0.250%	03/20/2020	GSC	0.210%	USD	6,500,000	$14,092	$(66,124)	$80,216
France Government 20-Year Bond, AA	0.250%	03/20/2020	CITI	0.210%	USD	4,000,000	8,671	(37,704)	46,375
France Government 20-Year Bond, AA	0.250%	03/20/2020	JPM	0.210%	USD	600,000	1,301	(6,106)	7,407
Japan Government 20-Year Bond, AA-	1.000%	03/20/2016	GSC	0.800%	USD	3,100,000	14,982	(31,831)	46,813
Japan Government 20-Year Bond, AA-	1.000%	03/20/2016	RBS	0.800%	USD	5,000,000	24,166	10,601	13,565
Tesco PLC, BB+	1.000%	12/20/2020	SOG	2.682%	EUR	900,000	(73,496)	(77,337)	3,841
Tesco PLC, BB+	1.000%	12/20/2020	JPM	2.682%	EUR	300,000	(24,498)	(23,754)	(744)
Tesco PLC, BB+	1.000%	12/20/2020	CITI	2.682%	EUR	300,000	(24,498)	(25,496)	998
U.S. Treasury Notes, AA+	0.250%	06/20/2016	BNP	0.102%	EUR	700,000	988	(7,057)	8,045

							$(58,292)	$(264,808)	$206,516

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal Received Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/15 (2)	Notional Amount (3)	Unrealized (Depreciation)
Markit iTraxx Europe Sub Financials Series 23 5-Year Index	1.000%	12/20/2020	BOA	1.426%	EUR 1,000,000	$(1,967)
Markit iTraxx Europe Sub Financials Series 23 5-Year Index	1.000%	12/20/2020	SOG	1.426%	EUR 3,000,000	(1,010)

						$(2,977)

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Received Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/15 (2)		Notional Amount (3)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Series 24 5-Year Index	5.000%	06/20/2020	CITI	3.864%	USD	1,287,000	$(19,911)
Markit CDX NA High Yield Series 25 5-Year Index	5.000%	12/20/2020	UBS	4.497%	USD	900,000	9,298
Markit CDX NA Investment Grade Series 25 5-Year Index	1.000%	12/20/2020	CITI	0.842%	USD	1,200,000	1,893
Markit iTraxx Europe Senior Financials Series 23 5-Year Index	1.000%	12/20/2020	CITI	0.680%	EUR	10,300,000	93,083
Markit iTraxx Europe Senior Financials Series 23 5-Year Index	1.000%	12/20/2020	CITI	0.696%	EUR	1,100,000	21,352

							$105,715

At November 30, 2015, International Fixed Income Investments held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date(5)	Counterparty	Notional Amount of Currency Received(6) (amounts below are in 000’s)		Notional Amount of Currency Delivered(6) (amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/16/2020	BNP	USD	7,207	EUR	6,600	$(119,772)	$76,300	$(196,072)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	12/16/2025	BNP	USD	3,723	EUR	3,400	(56,821)	13,430	(70,251)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/16/2020	BOA	USD	7,204	EUR	6,500	(223,957)	20,390	(244,347)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	12/16/2025	BOA	USD	829	EUR	760	(9,661)	(532)	(9,129)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/15/2026	BOA	USD	746	EUR	700	8,939	(2,415)	11,354
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/16/2020	CITI	USD	5,936	EUR	5,300	(244,580)	23,790	(268,370)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Counterparty Pay	Counterparty Receive	Maturity Date(5)	Counterparty	Notional Amount of Currency Received(6) (amounts below are in 000’s)		Notional Amount of Currency Delivered(6) (amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	12/16/2025	CITI	USD	1,961	EUR	1,810	$(9,199)	$(3,046)	$(6,153)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/16/2020	DUB	USD	4,007	EUR	3,600	(141,290)	48,820	(190,110)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/15/2026	DUB	USD	531	EUR	500	8,385	275	8,110

								$(787,956)	$177,012	$(964,968)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2015, International Fixed Income Investments deposited cash collateral with brokers in the amount of $2,865,000 for open centrally cleared swap contracts.

At November 30, 2015, International Fixed Income Investments had cash collateral from brokers in the amount of $5,282,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

See pages 111 - 113 for definitions of ratings.

Schedules on Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 96.3%
California - 11.1%
$1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,289,400
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,244,082
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,261,660
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,683,585
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Revenue Bonds, Series C-2, 5.000% due 5/1/21	1,702,335
1,000,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, GO, Election of 2006, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26(a)	1,070,880

		Total California	9,251,942

Colorado - 9.2%
1,435,000	AA	City of Colorado Springs CO Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,631,208
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	A	Catholic Health Initiatives, Series A, 5.250% due 2/1/31	1,107,300
1,500,000	AA-	Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,657,095
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,238,990
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,033,980

		Total Colorado	7,668,573

District of Colombia - 3.4%
2,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	2,886,550

Florida - 2.6%
1,000,000	A	City of Jacksonville FL, Revenue Bonds, Better Jacksonville, 5.000% due 10/1/21	1,100,920
1,000,000	A+	County of Miami-Dade, FL - Water & Sewer System Revenue, Revenue Bonds, Prerefunded 10/1/17 @ 100, XLCA-Insured, 5.000% due 10/1/21(a)	1,076,240

		Total Florida	2,177,160

Georgia - 5.1%
2,000,000	AA	Augusta GA Water & Sewerage Revenue, Revenue Bonds, AGM-Insured, 5.000% due 10/1/21	2,169,120
1,800,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, Series B, 5.000% due 1/1/20	2,063,646

		Total Georgia	4,232,766

Hawaii - 2.1%
1,455,000	Aa1(b)	City & County of Honolulu HI, GO, Series A, 5.000% due 10/1/26	1,803,094

Illinois - 5.7%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,215,413
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,256,920
1,000,000	A	Bradley University Projects, Series A, XLCA-Insured, 5.000% due 8/1/34	1,046,740
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,248,738

		Total Illinois	4,767,811

Kentucky - 1.4%
1,000,000	A	Kentucky State Property & Building Commission, Revenue Bonds, Project #108, Series A, 5.000% due 8/1/22	1,182,090

Massachusetts - 2.9%
1,000,000	AA+	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,298,570
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,101,500

		Total Massachusetts	2,400,070

Michigan - 2.3%
1,750,000	AA	Kalamazoo Hospital Finance Authority, Revenue Bonds, Bronson Hospital, Series A, AGM-Insured, 5.000% due 5/15/26	1,894,147

Schedules on Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
New Jersey - 3.9%
$1,340,000	A2(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	$1,673,419
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AtlantiCare Regional Medical Centre, 5.000% due 7/1/27	1,588,815

		Total New Jersey	3,262,234

North Carolina - 2.7%
2,000,000	AAApre(c)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	2,245,760

Oregon - 1.9%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,595,747

Pennsylvania - 2.7%
2,000,000	A+	Monroeville Finance Authority, University of Pittsburgh Medical Center, Revenue Bonds, Series B, 5.000% due 7/1/39	2,222,020

South Carolina - 3.4%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,811,269
1,000,000	AA	SCAGO Educational Facilities Corp. for Pickens School District, Revenue Bonds, Pickens County Project, Prerefunded 12/1/16 @ 100, AGM-Insured, 5.000% due 12/1/21(a)	1,044,280

		Total South Carolina	2,855,549

South Dakota - 1.9%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,589,460

Tennessee - 3.6%
1,000,000	BBB+	Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health System, 5.250% due 4/1/36	1,030,750
2,000,000	Aa2(b)	Tennessee Housing Development Agency, Series A, 3.850% due 1/1/35	2,016,760

		Total Tennessee	3,047,510

Texas - 15.5%
1,000,000	AA	City of Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,071,400
2,000,000	AAA	Keller, TX, Independent School District, GO, Prerefunded 8/15/17 @ 100, PSF-GTD-Insured, 4.750% due 8/15/32(a)	2,136,980
2,500,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/30	3,215,300
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,202,860
		Texas Transportation Commission State Highway Fund, Revenue Bonds:
1,000,000	AAA	Prerefunded 4/1/17 @ 100, 5.000%, due 4/1/27(a)	1,057,960
2,575,000	AAA	5.250%, due 4/1/26	3,286,009

		Total Texas	12,970,509

Utah - 2.7%
2,000,000	AA	Utah State University of Agriculture & Applied Science, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,226,920

Washington - 7.2%
2,000,000	AA+	King County, School District No. 210 Federal Way, GO, Prerefunded 12/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 12/1/23(a)	2,166,280
2,000,000	AA+	State of Washington, GO, Series A, Prerefunded 7/1/18 @ 100, 5.000% due 7/1/22(a)	2,209,540
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,664,070

		Total Washington	6,039,890

Wisconsin - 5.0%
2,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	2,917,050
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,266,057

		Total Wisconsin	4,183,107

		TOTAL MUNICIPAL BONDS (Cost - $74,854,887)	$80,502,909

Schedules on Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 2.7%
TIME DEPOSITS - 2.7%
$ 652,703	BNP Paribas - Paris, 0.030% due 12/1/15	$652,703
1,631,308	Wells Fargo - Grand Cayman, 0.030% due 12/1/15	1,631,308
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,284,011)	2,284,011

	TOTAL INVESTMENTS - 99.0% (Cost - $77,138,898#)	82,786,920

	Other Assets in Excess of Liabilities - 1.0%	868,000

	TOTAL NET ASSETS - 100.0%	$83,654,920

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

See pages 111 - 113 for definitions of ratings.

Summary of Investments by Industry^
Education	31.5%
Health Care Providers & Services	18.9
General Obligation	15.9
Transportation	10.3
Water and Sewer	5.4
Power	5.2
Airport	4.1
Single Family Housing	2.4
Utilities	2.0
Development	1.5
Short-Term Investments	2.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Amortized Cost
SHORT-TERM INVESTMENTS - 98.4%
CERTIFICATES OF DEPOSIT - 25.5%
$ 9,000,000	BNP Paribas Finance Inc., 0.440% due 3/2/16	$9,000,000
9,000,000	Mizuho Bank LTD, 0.320% due 12/2/15	9,000,000
5,000,000	Nordea Bank Finland PLC, 0.310% due 1/19/16	5,000,000
9,000,000	Skandin Ens Banken, 0.290% due 12/22/15	9,000,000
9,000,000	Sumitomo Mitsui Banking Corp., 0.330% due 12/9/15	9,000,000
10,000,000	Wells Fargo Bank N.A., 0.365% due 4/12/16(a)	10,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $51,000,000)	51,000,000

COMMERCIAL PAPER - 47.5%
9,000,000	Apple Inc., 0.140% due 1/6/16(b)(c)	8,998,740
9,000,000	Autobahn Funding Co. LLC, 0.120% due 12/1/15(b)(c)	9,000,000
5,000,000	Collateralized Commercial Paper Co. LLC, 0.421% due 12/14/15(b)	4,999,242
9,000,000	Credit Agricole North America Inc., 0.070% due 12/1/15(b)	9,000,000
9,000,000	ING Funding LLC, 0.360% due 2/10/16(b)	8,993,610
9,000,000	Metlife Short Term Fund LLC, 0.130% due 12/8/15(b)(c)	8,999,772
9,000,000	Natixis New York Branch, 0.060% due 12/1/15(b)	9,000,000
9,000,000	Roche Holdings, Inc., 0.080% due 12/11/15(b)(c)	8,999,800
9,000,000	Societe Generale S.A., 0.040% due 12/1/15(b)(c)	9,000,000
9,000,000	Swedbank AB, 0.400% due 3/9/16(b)	8,990,100
9,000,000	Toyota Motor Credit Corp., 0.250% due 2/9/16(b)	8,995,625

	TOTAL COMMERCIAL PAPER (Cost - $94,976,889)	94,976,889

TIME DEPOSITS - 0.4%
471,013	DNB - Oslo, 0.030% due 12/1/15	471,013
312,775	Wells Fargo - Grand Cayman, 0.030% due 12/1/15	312,775

	TOTAL TIME DEPOSITS (Cost - $783,788)	783,788

U.S. GOVERNMENT AGENCY - 25.0%
50,150,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.000% due 12/1/15(b) (Cost - $50,150,000)	50,150,000

	TOTAL INVESTMENTS - 98.4% (Cost - $196,910,677#)	196,910,677

	Cash and Other Assets in Excess of Liabilities - 1.6%	3,194,449

	TOTAL NET ASSETS - 100.0%	$200,105,126

(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2015.
(b)	Rate shown represents yield-to-maturity.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Investments, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Equity securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$277,920,602	$277,920,602	$—	$—
Consumer Staples	71,812,218	71,812,218	—	—
Energy	19,076,709	19,076,709	—	—
Financials	92,764,906	92,764,906	—	—
Health Care	242,740,247	242,740,247	—	—
Industrials	79,290,103	79,290,103	—	—
Information Technology	491,718,260	491,718,260	—	—
Materials	37,365,889	37,365,889	—	—
Telecommunication Services	15,264,640	15,264,640	—	—
Short-Term Investments:
Money Market Fund	10,758,295	10,758,295	—	—
Time Deposits	35,531,178	—	35,531,178	—

Total Investments, at value	$1,374,243,047	$1,338,711,869	$35,531,178	$—

	Total Fair Value at November 30, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$109,305,250	$109,305,250	$—	$—
Consumer Staples	69,188,579	69,188,579	—	—
Energy	136,221,854	136,221,854	—	—
Financials	309,623,721	309,623,721	—	—
Health Care	145,475,190	145,475,190	—	—
Industrials	113,288,125	113,288,125	—	—
Information Technology	159,123,659	159,123,659	—	—
Materials	44,867,078	44,867,078	—	—
Telecommunication Services	41,836,695	41,836,695	—	—
Utilities	42,006,432	42,006,432	—	—
Short-Term Investments:
Money Market Fund	5,636,399	5,636,399	—	—
Time Deposits	52,138,497	—	52,138,497	—

Total Investments, at value	$1,228,711,479	$1,176,572,982	$52,138,497	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$44,216,804	$44,216,804	$—	$—
Consumer Staples	2,560,925	2,560,925	—	—
Energy	4,203,663	4,203,663	—	—
Financials	16,234,590	16,234,590	—	—
Health Care	56,500,519	56,500,519	—	—
Industrials	25,394,865	25,394,865	—	—
Information Technology	59,176,701	59,176,701	—	—
Materials	8,282,872	8,282,872	—	—
Short-Term Investments:
Money Market Fund	11,819,629	11,819,629	—	—
Time Deposits	6,471,016	—	6,471,016	—

Total Investments, at value	$234,861,584	$228,390,568	$6,471,016	$—

	Total Fair Value at November 30, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$24,028,223	$24,028,223	$—	$—
Consumer Staples	7,231,149	7,231,149	—	—
Energy	11,960,109	11,960,109	—	—
Financials	55,878,761	55,878,761	—	—
Health Care	8,957,120	8,957,120	—	—
Industrials	53,331,001	53,331,001	—	—
Information Technology	17,045,384	17,045,384	—	—
Materials	21,748,904	21,748,904	—	—
Utilities	6,493,586	6,493,586	—	—
Closed End Mutual Fund Securities:
Financials	436,464	436,464	—	—
Short-Term Investments:
Money Market Fund	8,159,337	8,159,337	—	—
Time Deposits	8,315,993	—	8,315,993	—

Total Investments, at value	$223,586,031	$215,270,038	$8,315,993	$—

International Equity Investments
Investments, at value
Common Stocks:
France	$136,023,505	$—	$136,023,505	$—
Germany	85,062,784	—	85,062,784	—
Japan	144,596,598	—	144,596,598	—
Switzerland	148,201,428	—	148,201,428	—
United Kingdom	280,691,690	—	280,691,690	—
Other Countries*	352,887,007	54,806,658	298,080,349	—
Preferred Stock:
Germany	12,967,703	—	12,967,703	—
Short-Term Investments:
Money Market Fund	12,546,806	12,546,806	—	—
Time Deposits	31,367,051	—	31,367,051	—

Total - Investments, at value	$1,204,344,572	$67,353,464	$1,136,991,108	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$31,617,279	$31,617,279	$—	$—
China	67,172,287	28,796,829	38,375,458	—
Hong Kong	24,145,585	5,762,602	18,382,983	—
India	65,300,517	9,339,347	55,961,170	—
Indonesia	24,269,772	4,497,558	19,772,214	—
Russia	31,152,999	5,132,233	26,020,766	—
South Africa	23,049,190	—	23,049,190	—
South Korea	46,454,180	—	46,454,180	—
Taiwan	27,554,899	3,893,064	23,661,835	—
Other Countries*	105,967,794	37,130,281	68,837,513	—
Short-Term Investments:
Money Market Fund	8,222,418	8,222,418	—	—
Time Deposits	10,114,249	—	10,114,249	—

Total - Investments, at value	$465,021,169	$134,391,611	$330,629,558	$—

	Total Fair Value at November 30, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
U.S. Government & Agency Obligations	$244,730,896	$—	$244,730,896	$—
Corporate Bonds & Notes	227,869,008 **	—	227,869,008	—	**
Mortgage-Backed Securities	185,199,897	—	185,199,897	—
Collateralized Mortgage Obligations	125,640,613	—	124,895,650	744,963
Asset-Backed Securities	20,010,985	—	20,010,985	—
Sovereign Bonds	18,862,044	—	18,862,044	—
Municipal Bonds	5,319,750	—	5,319,750	—
Senior Loans	1,586,709	—	1,586,709	—
Preferred Stock:
Financials	772,012	772,012	—	—
Purchased Options	141,463	130,110	11,353	—
Short-Term Investments:
Money Market Fund	15,975,403	15,975,403	—	—
Repurchase Agreement	13,200,000	—	13,200,000	—
Time Deposits	14,772,656	—	14,772,656	—
U.S. Government Agency	5,203,229	—	5,203,229	—
U.S. Government Obligations	199,989	—	199,989	—

Total Investments, at value	$879,484,654 **	$16,877,525	$861,862,166	$744,963	**

Other Financial Instruments
Futures Contracts	$(292,202)	$(292,202)	$—	$—
OTC Interest Rate Swaps	(142,571)	—	(142,571)	—
Centrally Cleared Interest Rate Swap	(216,940)	—	(216,940)	—
Forward Foreign Currency Contracts	1,099,729	—	1,099,729	—
Forward Sale Commitments	(6,923,246)	—	(6,923,246)	—
Options Contracts Written	(91,932)	(77,800)	(14,132)	—

Total Other Financial Instruments	$(6,567,162)	$(370,002)	$(6,197,160)	$—

	Total Fair Value at November 30, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Investments
Investments, at value
Corporate Bonds & Notes	$220,434,718 **	$—	$220,152,470	$282,248	**
Senior Loans	1,977,887	—	1,977,887	—
Collateralized Mortgage Obligations	518,118	—	518,118	—
Preferred Stocks:
Financials	1,226,098	1,226,098	—	—
Common Stocks:
Consumer Discretionary	— **	—	—	—	**
Energy	163,246	80,877	—	82,369
Health Care	116,200	—	—	116,200
Materials	21,189	—	—	21,189
Warrants:
Financials	78,260	78,260	—	—
Short-Term Investments:
Money Market Fund	3,698,075	3,698,075	—	—
Time Deposits	9,715,898	—	9,715,898	—

Total Investments, at value	$237,949,689 **	$5,083,310	$232,364,373	$502,006	**

International Fixed Income Investments
Investments, at value
Sovereign Bonds
Italy	$14,587,155	$—	$14,587,155	$—
Spain	18,241,545	—	18,241,545	—
Other Countries*	47,574,968	—	47,574,968	—
Corporate Bonds & Notes
Denmark	19,796,772	—	19,796,772	—
Germany	12,449,811	—	12,449,811	—
United States	14,565,488	—	14,565,488	—
Other Countries*	29,151,637	—	29,151,637	—
Collateralized Mortgage Obligations	27,193,705	—	27,193,705	—
U.S. Government Obligations	21,219,480	—	21,219,480	—
Mortgage-Backed Securities	8,792,300	—	8,792,300	—
Asset-Backed Securities	600,848	—	600,848	—
Municipal Bond	309,883	—	309,883	—
Purchased Options	100,790	2,453	98,337	—
Short-Term Investments:
Sovereign Bonds	5,951,564	—	5,951,564	—
Time Deposits	4,641,301	—	4,641,301	—
U.S. Government Agencies	699,894	—	699,894	—

Total - Investments, at value	$225,877,141	$2,453	$225,874,688	$—

Other Financial Instruments
OTC Credit Default Swaps	$132,088	$—	$132,088	$—
Futures Contracts	513,814	513,814	—	—
Centrally Cleared Interest Rate Swaps	(1,660,875)	—	(1,660,875)	—
Centrally Cleared Credit Default Swaps	102,738	—	102,738	—
OTC Cross Currency Swaps	(964,968)	—	(964,968)	—
OTC Volatility Swaps	29,351	—	29,351	—
Forward Foreign Currency Contracts	5,977,158	—	5,977,158	—
Options Contracts Written	(163,709)	—	(163,709)	—
Forward Sale Commitments	(17,232,578)	—	(17,232,578)	—
Reverse Repurchase Agreements	(6,959,625)	—	(6,959,625)	—

Total Other Financial Instruments	$(20,226,606)	$513,814	$(20,740,420)	$—

	Total Fair Value at November 30, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Investments
Investments, at value
Municipal Bonds	$80,502,909	$—	$80,502,909	$—
Short-Term Investments:
Time Deposits	2,284,011	—	2,284,011	—

Total Investments, at value	$82,786,920	$—	$82,786,920	$—

Money Market Investments
Investments, at value
Short-Term Investments:
Certificates of Deposit	$51,000,000	$—	$51,000,000	$—
Commercial Paper	94,976,889	—	94,976,889	—
Time Deposits	783,788	—	783,788	—
U.S. Government Agency	50,150,000	—	50,150,000	—

Total Investments, at value	$196,910,677	$—	$196,910,677	$—

*	Other Countries represents Countries that are less than 5% of Total Net Assets.
**	Includes securities that are fair valued at $0.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2015, through November 30, 2015:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preffered Stocks	Rights	Credit Default Swaps
Core Fixed Income Investments
Balance as of August 31, 2015	$398,508	*	$398,508	$—		$—	*	$—	$—	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	(2,908)		(2,908)	—		—		—	—	—
Purchases	349,363		349,363	—		—		—	—	—
(Sales)	—		—	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of November 30, 2015	$744,963	*	$744,963	$—		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2015	$(2,908)		$(2,908)	$—		$—		$—	$—	$—

High Yield Investments
Balance as of August 31, 2015	$385,004	*	$—	$254,136	*	$130,868	*	$—	$—	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Accrued discounts (premiums)	880		—	—		880
Change in unrealized appreciation (depreciation)	(39,724)		—	(34,378)		(5,346)		—	—	—
Purchases	4,973		—	—		4,973		—	—	—
(Sales)	—		—	—		—		—	—	—
Transfers In	150,873		—	—		150,873		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of November 30, 2015	$502,006	*	$—	$219,758	*	$282,248	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2015	$(79,700)		$—	$(34,378)		$(45,322)		$—	$—	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(x) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xi) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with its borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall on collateral value under certain circumstances. See Note 1(v).

At November 30, 2015, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$10,446,726	$10,758,295
Large Capitalization Value Equity Investments	5,554,779	5,636,399
Small Capitalization Growth Investments	11,589,297	11,819,629
Small Capitalization Value Equity Investments	7,971,244	8,159,337
International Equity Investments	8,435,417	12,546,806
Emerging Markets Equity Investments	6,865,630	8,222,418
Core Fixed Income Investments	15,632,241	15,975,403
High Yield Investments	3,552,725	3,698,075

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2015 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund.

The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at November 30, 2015 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2015 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2015.

2. Investments

At November 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	412,178,192	(24,522,356)	387,655,836
Large Capitalization Value Equity Investments	217,956,315	(78,852,159)	139,104,156
Small Capitalization Growth Investments	47,054,659	(10,946,964)	36,107,695
Small Capitalization Value Equity Investments	50,487,505	(21,716,750)	28,770,755
International Equity Investments	142,889,261	(154,223,749)	(11,334,488)
Emerging Markets Equity Investments	61,787,048	(84,126,871)	(22,339,823)
Core Fixed Income Investments	13,054,441	(15,826,792)	(2,772,351)
High Yield Investments	1,753,353	(21,765,495)	(20,012,142)
International Fixed Income Investments	6,075,670	(18,315,026)	(12,239,356)
Municipal Bond Investments	5,654,226	(6,204)	5,648,022

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ David Berdon
David Berdon Chief Executive Officer

Date:	January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Berdon
David Berdon Chief Executive Officer

Date:	January 27, 2016

By:	/s/ Francis Smith
Francis Smith Chief Financial Officer

Date:	January 27, 2016